UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO

HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-01582

The Enterprise Group of Funds, Inc.

3343 Peachtree Road

Atlanta, GA 30326

(Address of Principal Executive Offices)

Enterprise Capital Management, Inc.

3343 Peachtree Road

Atlanta, GA 30326

(Name and Address of Agent for Service)

Registrant’s telephone number including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: September 30, 2004

Item 1. Schedules of Investments.

The following are schedules of investments of the registrant as of September 30, 2004. The schedules have not been audited.

ENTERPRISE MULTI-CAP GROWTH FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 81.34%

Aerospace — 3.69%
Lockheed Martin Corporation	31,300	$1,745,914
United Technologies Corporation	13,600	1,269,968

		3,015,882

Banking — 0.51%
Wells Fargo & Company	7,050	420,392

Biotechnology — 5.12%
Amgen Inc. (a)	7,100	402,428
Genentech Inc. (a)	20,200	1,058,884
Genzyme Corporation (a)	14,500	788,945
Gilead Sciences Inc. (a)	51,700	1,932,546

		4,182,803

Broadcasting — 1.22%
Viacom Inc. (Class B)	29,600	993,376

Chemicals — 0.31%
Lubrizol Corporation	7,200	249,120

Computer Services — 8.08%
Cognizant Technology Solutions (Class A) (a)	27,700	845,127
IAC/InteractiveCorp	36,800	810,336
NAVTEQ Corporation (a)	27,700	987,228
Pixar Inc. (a)	3,100	244,590
Shanda Interactive Entertainment Ltd. (a)	13,500	324,000
Yahoo! Inc. (a)	100,000	3,391,000

		6,602,281

Computer Software — 8.87%
Cognos Inc. (a)	17,700	628,704
Microsoft Corporation	116,400	3,218,460
PalmOne Inc. (a)	66,900	2,036,436
Red Hat Inc. (a)	62,800	768,672
Take-Two Interactive Software Inc. (a)	18,000	591,300

		7,243,572

Crude & Petroleum — 1.41%
Peabody Energy Corporation	19,400	1,154,300

Entertainment & Leisure — 1.57%
Netflix Common Inc. (a)	83,300	1,284,486

Finance — 3.60%
Capital One Financial Corporation	19,000	1,404,100
Lehman Brothers Holdings Inc.	6,600	526,152
The First Marblehead Corporation (a)	21,800	1,011,520

		2,941,772

Health Care — 3.33%
Aetna Inc.	8,300	829,419
Amerigroup Corporation (a)	18,400	1,035,000
Anthem Inc. (a)	9,800	855,050

		2,719,469

Insurance — 0.96%
American International Group Inc.	11,500	781,885

Media — 3.45%
Sirius Satellite Radio Inc. (a)	210,400	673,280
Time Warner Inc. (a)	122,400	1,975,536
XM Satellite Radio Holdings Inc. (Class A) (a)	5,400	167,508

		2,816,324

Medical Instruments — 3.29%
Advanced Medical Optics Inc. (a)	22,800	902,196
Fisher Scientific International Inc. (a)	20,900	1,219,097
Guidant Corporation	8,600	567,944

		2,689,237

Medical Services — 4.80%
Biogen Idec Inc. (a)	26,500	1,621,005
Given Imaging (a)	10,800	415,260
Kinetic Concepts Inc. (a)	19,200	1,008,960
Quest Diagnostics Inc.	9,900	873,378

		3,918,603

Metals & Mining — 0.74%
United States Steel Corporation	16,100	605,682

Oil Services — 4.55%
EOG Resources Inc.	23,400	1,540,890
National Oilwell Inc.	53,100	1,744,866
Patterson-UTI Energy Inc. (a)	22,700	432,889

		3,718,645

Pharmaceuticals — 6.38%
Allergan Inc.	16,000	1,160,800
Caremark Rx Inc. (a)	12,900	413,703
IVAX Corporation (a)	61,825	1,183,949
OSI Pharmaceuticals Inc. (a)	13,300	817,418
Pfizer Inc.	26,180	801,108
Schering-Plough Corporation	43,700	832,922

		5,209,900

Printing & Publishing — 1.75%
Zebra Technologies Corporation (Class A) (a)	23,400	1,427,634

ENTERPRISE MULTI-CAP GROWTH FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Retail — 8.80%
Bed Bath & Beyond Inc. (a)	25,000	$927,750
Coach Inc. (a)	16,600	704,172
CVS Corporation	30,200	1,272,326
eBay Inc. (a)	26,900	2,473,186
Kohl’s Corporation (a)	16,200	780,678
Polo Ralph Lauren Corporation	10,600	385,522
Tractor Supply Company (a)	20,400	641,376

		7,185,010

Semiconductors — 4.78%
Broadcom Corporation (Class A) (a)	43,800	1,195,302
Intel Corporation	20,200	405,212
National Semiconductor Corporation (a)	68,200	1,056,418
Novellus Systems Inc. (a)	47,000	1,249,730

		3,906,662

Telecommunications — 1.26%
QUALCOMM Inc.	26,400	1,030,656

Transportation — 2.13%
Burlington Northern Santa Fe Corporation	23,900	915,609
FedEx Corporation	9,650	826,908

		1,742,517

Wireless Communications — 0.74%
Spectrasite Inc. (a)	13,000	604,500

Total Domestic Common Stocks ( Identified cost $61,119,152 )		66,444,708

Foreign Stocks — 10.38%

Computer Software — 2.82%
Research in Motion Ltd. (a)	30,150	2,301,651

Crude & Petroleum — 1.09%
BP (ADR)	15,500	891,715

Manufacturing — 1.51%
Tyco International Ltd.	40,100	1,229,466

Oil Services — 0.82%
Talisman Energy Inc.	25,900	670,810

Pharmaceuticals — 0.72%
Teva Pharmaceutical Industries Ltd. (ADR)	22,800	591,660

Transportation — 1.00%
Teekay Shipping Corporation	19,000	818,710

Travel/Entertainment/Leisure — 1.19%
Royal Caribbean Cruises Ltd.	22,200	967,920

Wireless Communications — 1.23%
Nokia Corporation (ADR)	73,100	1,002,932

Total Foreign Stocks ( Identified cost $7,111,818 )		8,474,864

Short-Term Agency Obligations — 3.05%

Fannie Mae Discount Note 1.76% due 11/05/04	$1,000,000	998,289
Freddie Mac Discount Note 1.80% due 12/28/04	1,500,000	1,493,400

Total Short-Term Agency Obligations ( Identified cost $2,491,689 )		2,491,689

Repurchase Agreement — 3.42%

State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $2,793,113 Collateral: U.S. Treasury Bond $2,165,000, 7.50% due 11/15/16, Value $2,916,763	2,793,000	2,793,000

Total Repurchase Agreement ( Identified cost $2,793,000 )		2,793,000

Total Investments ( Identified cost $73,515,659 )		$80,204,261
Other Assets Less Liabilities — 1.81%		1,478,018

Net Assets — 100%		$81,682,279

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE SMALL COMPANY GROWTH FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 91.39%

Banking — 4.21%
Cascade Bancorp	35,475	$688,215
Hanmi Financial Corporation	70,200	2,120,040
Hudson United Bancorp	45,700	1,684,045

		4,492,300

Broadcasting — 1.41%
Salem Communications Corporation (Class A) (a)	59,700	1,511,604

Chemicals — 1.78%
Georgia Gulf Corporation	16,100	717,899
Nova Chemicals Corporation	15,000	580,500
Olin Corporation	30,200	604,000

		1,902,399

Computer Hardware — 1.97%
Dot Hill Systems Corporation (a)	131,300	1,053,026
Mobility Electronics Inc. (a)	128,100	1,055,544

		2,108,570

Computer Services — 3.62%
Citadel Securities Software Inc. (a) (o)	193,200	481,068
Concur Technologies Inc. (a)	107,100	1,123,479
Cyberguard Corporation (a)	60,600	358,146
Intergraph Corporation (a)	25,100	681,967
Ness Technologies Inc. (a)	35,000	445,200
Ultratech Inc. (a)	49,400	774,098

		3,863,958

Computer Software — 10.36%
Ascential Software Corporation (a)	83,000	1,118,010
Avid Technology Inc. (a)	43,400	2,034,158
Digital River Inc. (a)	48,800	1,453,264
Kintera Inc. (a) (o)	160,300	1,513,232
Macromedia Inc. (a)	104,700	2,102,376
Navarre Corporation (a)	54,600	791,154
Open Text Corporation (a) (o)	41,400	714,564
Pervasive Software Inc. (a)	42,000	251,580
Ultimate Software Group Inc. (a)	88,500	1,086,780

		11,065,118

Consumer Products — 3.01%
Lecroy Corporation (a)	88,700	1,482,177
Yankee Candle Company Inc. (a)	59,900	1,734,704

		3,216,881

Electronics — 4.76%
Ceradyne Inc. (a)	96,899	4,254,835
Veeco Instruments Inc. (a)	39,400	826,218

		5,081,053

Energy — 2.19%
Omi Corporation	146,100	2,340,522

Entertainment & Leisure — 4.66%
Isle of Capri Casinos Inc. (a)	38,100	737,997
Lions Gate Entertainment Corporation (a)	404,200	3,516,540
Shuffle Master Inc. (a)	19,200	719,232

		4,973,769

Finance — 1.08%
E-LOAN Inc. (a) (o)	315,400	671,802
Prospect Energy Corporation (a)	32,200	481,390

		1,153,192

Hotels & Restaurants — 4.11%
BJ’s Restaurants Inc. (a)	92,400	1,466,388
Redeemable Robin Gourmet Burgers Inc. (a)	30,000	1,310,100
Ruby Tuesday Inc.	58,100	1,619,247

		4,395,735

Insurance — 1.86%
Ohio Casualty Corporation (a)	95,000	1,988,350

Manufacturing — 0.99%
Gen-Probe Inc. (a)	26,600	1,060,542

Media — 1.40%
Sonic Solutions (a)	84,900	1,385,568
WPT Enterprises Inc. (a) (o)	10,800	108,000

		1,493,568

Medical Instruments — 3.66%
Candela Corporation (a)	50,075	577,866
Cytyc Corporation (a)	43,900	1,060,185
Kensey Nash Corporation (a)	32,650	855,103
Martek Biosciences Corporation (a)	19,300	938,752
Nuvasive Inc. (a)	45,300	478,368

		3,910,274

Medical Services — 7.51%
Centene Corporation (a)	34,800	1,481,784
Closure Medical Corporation (a)	83,500	1,189,040
Encore Medical Corporation (a)	156,200	777,876
MedCath Corporation (a)	87,425	1,383,063
Nektar Therapeutics (a)	59,800	865,904
Palomar Medical Technologies Inc. (a)	56,700	1,242,864
Radiation Therapy Services Inc. (a)	32,000	362,880
Regeneration Technologies Inc. (a)	78,200	627,164
Vasogen Inc. (a)	20,200	92,516

		8,023,091

ENTERPRISE SMALL COMPANY GROWTH FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Oil Services — 10.46%
Chesapeake Energy Corporation	111,000	$1,757,130
Cimarex Energy Company (a)	62,100	2,169,774
Enterra Energy Trust	38,300	556,499
Jed Oil Inc. (a) (o)	12,900	161,121
Tesco Corporation (a)	61,200	659,736
Ultra Petroleum Corporation (a)	99,100	4,860,855
Willbros Group Inc. (a)	68,000	1,013,880

		11,178,995

Pharmaceuticals — 7.30%
Bio-Imaging Technologies Inc. (a)	90,485	441,567
Corgentech Inc. (a) (o)	63,200	1,078,824
Critical Therapeutics Inc. (a)	96,800	566,280
Dusa Pharmaceuticals Inc. (a)	54,750	628,530
Eyetech Pharmaceuticals Inc. (a)	15,800	537,042
I Flow Corporation (a)	38,500	557,480
Nabi Biopharmaceuticals (a)	86,600	1,158,708
New River Pharmaceuticals Inc. (a) (o)	102,800	1,017,720
Nexmed Inc. (a) (o)	378,100	555,807
Par Pharmaceutical Companies Inc. (a)	26,875	965,619
Santarus Inc. (a)	32,200	292,054

		7,799,631

Retail — 4.20%
PETCO Animal Supplies Inc. (a)	74,100	2,420,106
Too Inc. (a)	114,400	2,067,208

		4,487,314

Semiconductors — 5.77%
Mattson Technology Inc. (a)	100,900	775,921
MEMC Electronic Materials Inc. (a)	235,000	1,992,800
Mykrolis Corporation (a)	80,000	805,600
Omnivision Technologies Inc. (a)	81,400	1,151,810
Tessera Technologies Inc. (a)	65,000	1,436,500

		6,162,631

Technology — 3.38%
Flir Systems Inc. (a)	61,700	3,609,450

Telecommunications — 0.60%
Symmetricom Inc. (a)	68,000	643,280

Transportation — 0.18%
Vitran Corporation Inc. (a)	12,800	190,336

Wireless Communications — 0.92%
Alvarion Ltd. (a)	75,800	980,852

Total Domestic Common Stocks ( Identified cost $89,614,415 )		97,633,415

Foreign Stocks — 2.22%

Computer Software — 0.49%
OpenTV Corporation (o)	172,800	527,040

Pharmaceuticals — 1.41%
Angiotech Pharmaceuticals Inc. (a)	74,200	1,504,034

Semiconductors — 0.32%
ChipMOS Technologies Ltd.	49,200	343,908

Total Foreign Stocks ( Identified cost $2,285,016 )		2,374,982

Other Investments — 2.66%
Securities Lending Quality Trust (y)	2,842,549	2,842,549

Total Other Investments ( Identified cost $2,842,549 )		2,842,549

Repurchase Agreement — 5.34%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $5,698,230 Collateral: U.S. Treasury Bond $4,410,000, 7.50% 11/15/16, Value $5,941,305	$5,698,000	5,698,000

Total Repurchase Agreement ( Identified cost $5,698,000 )		5,698,000

Total Investments ( Identified cost $100,439,980 )		$108,548,946
Other Assets Less Liabilities — (1.61)%		(1,715,834)

Net Assets — 100%		$106,833,112

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE SMALL COMPANY VALUE FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 92.97%

Advertising — 0.02%
Interep National Radio Sales Inc. (Class A) (a)	90,000	$97,200

Aerospace — 5.11%
AAR Corporation	60,000	747,000
Ametek Inc.	200,000	6,064,000
Curtiss- Wright Corporation (Class B)	76,000	4,111,600
GenCorp Inc. (o)	580,000	7,859,000
Kaman Corporation (Class A)	240,000	2,865,600
Lockheed Martin Corporation	16,000	892,480
Moog Inc. (Class A) (a)	67,500	2,450,250
Sequa Corporation (Class A) (a)	30,000	1,566,300
Sequa Corporation (Class B)	45,000	2,429,550
Titan Corporation (a)	40,000	558,800

		29,544,580

Apparel & Textiles — 0.42%
Hartmarx Corporation (a)	125,000	927,500
Levcor International Inc. (a)	30,000	63,000
Wolverine World Wide Inc.	58,000	1,461,600

		2,452,100

Automotive — 5.76%
A. O. Smith Corporation (Class A)	11,000	248,600
Aaron Rents Inc. (Class A)	4,500	89,460
AutoNation Inc. (a)	70,000	1,195,600
BorgWarner Inc.	144,000	6,233,760
Clarcor Inc.	143,000	6,816,810
Earl Scheib Inc. (a)	120,000	384,000
Federal-Mogul Corporation (a) (o)	20,000	3,600
Midas Inc. (a)	325,000	5,265,000
Modine Manufacturing Company	210,000	6,323,100
Navistar International Corporation (a)	65,000	2,417,350
Raytech Corporation (a)	145,000	262,450
Standard Motor Products Inc.	155,000	2,342,050
Tenneco Automotive Inc. (a)	130,000	1,703,000

		33,284,780

Banking — 0.82%
Crazy Woman Creek Bancorp Inc. (f)	51,000	867,000
First Republic Bank	24,000	1,104,000
Flushing Financial Corporation	102,000	1,939,020
Sterling Bancorp	30,500	825,025

		4,735,045

Biotechnology — 0.42%
Invitrogen Corporation (a)	44,000	2,419,560

Broadcasting — 3.53%
Acme Communications Inc. (a)	110,000	654,500
Beasley Broadcast Group Inc. (Class A) (a)	57,500	902,750
Crown Media Holdings Inc. (Class A) (a) (o)	70,000	584,500
Emmis Broadcasting Corporation Class A (a) (o)	14,000	252,840
Fisher Communications Inc. (a)	66,000	3,168,000
Granite Broadcasting Corporation (a)	300,000	69,000
Gray Television Inc.	240,000	2,856,000
Gray Television Inc. (Class A)	64,000	712,960
Liberty Media Corporation (Class A) (a)	50,000	436,000
Lin TV Corporation (Class A) (a)	150,000	2,922,000
Nexstar Broadcasting Group Inc. (Class A) (a) (o)	36,000	306,720
Paxson Communications Corporation (a)	505,000	681,750
Salem Communications Corporation (Class A) (a)	73,000	1,848,360
Spanish Broadcasting Systems Inc. (Class A) (a)	80,000	787,200
UnitedGlobalCom Inc. (Class A) (a)	243,809	1,821,253
World Wrestling Federation Entertainment Inc. (Class A)	45,000	549,900
Young Broadcasting Inc. (Class A) (a)	170,000	1,847,900

		20,401,633

Building & Construction — 3.86%
Cavalier Homes Inc.	155,500	878,575
Cavco Industries Inc.	40,000	1,510,800
Champion Enterprises Inc.	250,000	2,572,500
Coachmen Industries Inc.	10,000	157,800
Core Materials Corporation (a)	394,600	1,053,582
Fleetwood Enterprises Inc. (a)	300,000	4,554,000
Huttig Building Products Inc. (a)	100,000	905,000
Monaco Coach Corporation (a)	40,000	866,000
Nobility Homes Inc.	6,000	140,400
Palm Harbor Homes Inc. (o)	35,000	589,750
Rollins Inc.	327,700	7,959,833
Skyline Corporation	26,300	1,053,315
Southern Energy Homes Inc.	15,000	66,300

		22,307,855

Business Services — 2.21%
Chemed Corporation	117,000	6,521,580
Edgewater Technology Inc. (a)	400,000	1,980,000

ENTERPRISE SMALL COMPANY VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Imagistics International Inc. (a)	7,200	$241,920
Marketwatch Common Inc.	70,000	874,300
Nashua Corporation (a)	190,000	2,099,500
National Processing Inc. (a)	40,000	1,060,800

		12,778,100

Cable — 1.72%
Cablevision Systems Corporation (Class A) (a)	422,000	8,558,160
Lamson & Sessions Company (a)	155,000	1,410,500

		9,968,660

Chemicals — 4.60%
Church & Dwight Company Inc.	96,750	2,714,805
Cytec Industries Inc. (a)	12,000	587,400
Ferro Corporation	120,000	2,617,200
Great Lakes Chemical Corporation	205,000	5,248,000
H. B. Fuller Company	75,000	2,055,000
Hercules Inc. (a)	390,000	5,557,500
MacDermid Inc.	130,000	3,764,800
Newmarket Corporation	50,000	1,044,000
Olin Corporation	75,000	1,500,000
Omnova Solutions Inc. (a)	250,000	1,507,500

		26,596,205

Computer Services — 0.23%
Startek Inc. (o)	10,000	313,600
Tyler Technologies Inc. (a)	80,000	707,200
Xanser Corporation (a)	130,000	318,500

		1,339,300

Consumer Durables — 0.37%
Dana Corporation	120,000	2,122,800
Noel Group Liquidating Trust Units (a) (d) (g) (m)	15,000	—

		2,122,800

Consumer Products — 1.08%
CNS Inc.	20,300	223,300
Delaware Laboratories Inc. (a)	5,700	188,100
Department 56 Inc. (a)	64,000	1,043,200
Elizabeth Arden Inc. (a)	40,000	842,400
Jarden Corporation (a)	2,250	82,103
Martha Stewart Living Inc. (Class A) (a) (o)	6,000	94,200
Rayovac Corporation (a)	20,000	527,000
Revlon Inc. (Class A) (a)	270,000	680,400
Scotts Company (a)	6,000	384,900
Sola International Inc. (a)	115,000	2,190,750

		6,256,353

Containers/Packaging — 0.75%
Crown Holdings Inc. (a)	18,000	185,580
Packaging Dynamics Corporation	200,000	2,860,000
Pactiv Corporation (a)	55,000	1,278,750

		4,324,330

Drugs & Medical Products — 0.45%
Landauer Inc.	28,000	1,314,040
Owens & Minor Inc.	50,000	1,270,000

		2,584,040

Electrical Equipment — 3.37%
Ampco-Pittsburgh Corporation	65,000	861,900
Baldor Electric Company	160,000	3,785,600
C&D Technologies Inc.	10,000	190,200
National Presto Industries Inc.	30,400	1,271,328
Selas Corporation of America	165,000	315,150
Thomas & Betts Corporation (a)	410,000	10,996,200
Thomas Industries Inc.	66,000	2,072,400

		19,492,778

Electronics — 1.10%
CTS Corporation (o)	265,000	3,339,000
Fargo Electronics Inc. (a)	28,000	271,320
Monolithic Systems Technology Inc. (a)	90,000	390,600
Park Electrochemical Corporation	112,000	2,374,400

		6,375,320

Energy — 2.06%
Aquila Inc. (a)	290,000	904,800
Atmos Energy Corporation	17,700	445,863
El Paso Electric Company (a)	380,000	6,106,600
Mirant Corporation (a)	50,000	20,500
Nicor Inc.	65,000	2,385,500
SEMCO Energy Inc. (a)	50,000	274,500
Southern Union Company (a)	84,945	1,741,373

		11,879,136

Entertainment & Leisure — 3.60%
Canterbury Park Holding Corporation (a)	30,000	474,000
Churchill Downs Inc.	25,000	978,750
Dover Downs Gaming & Entertainment Inc.	110,000	1,131,900
Dover Motorsports Inc.	205,000	879,450
E.W. Scripps Company (Class A)	115,000	5,494,700
Gaylord Entertainment Company (a)	213,000	6,603,000
Magna Entertainment Corporation (Class A) (a)	320,000	1,744,000
Sinclair Broadcast Group Inc. (Class A) (a)	270,000	1,971,000
Six Flags Inc. (a)	280,000	1,523,200

		20,800,000

Finance — 1.28%
BKF Capital Group Inc.	74,000	2,168,200

ENTERPRISE SMALL COMPANY VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Interactive Data Corporation (a)	150,000	$2,823,000
SWS Group Inc.	150,000	2,412,000

		7,403,200

Food, Beverages & Tobacco — 5.93%
Boston Beer Inc. (Class A) (a)	49,800	1,254,960
Brown-Forman Corporation (Class B)	7,600	348,080
Corn Products International Inc.	145,000	6,684,500
Del Monte Foods Company (a)	120,000	1,258,800
Farmer Brothers Company	25,000	668,250
Flowers Foods Inc.	200,000	5,170,000
Hain Celestial Group Inc. (a)	30,000	530,400
Ingles Markets Inc. (Class A)	200,000	2,412,000
J.M. Smucker Company	80,000	3,552,800
John B. Sanfilippo & Son Inc. (a)	2,000	52,400
PepsiAmericas Inc.	50,000	955,000
Ralcorp Holdings Inc. (a)	55,000	1,985,500
Robert Mondavi Corporation (Class A) (a)	60,000	2,350,200
Sensient Technologies Corporation	200,000	4,328,000
Vermont Pure Holdings Ltd. (a)	10,000	20,600
Weis Markets Inc.	80,000	2,710,400

		34,281,890

Gaming — 0.45%
Lakes Entertainment Inc. (a)	250,000	2,620,000

Hotels & Restaurants — 2.92%
Aztar Corporation (a)	230,000	6,095,000
Boca Resorts Inc. (a)	153,400	2,848,638
Denny’s Corporation (a) (o)	25,000	67,500
Louisiana Quinta Corporation (a)	367,000	2,862,600
Marcus Corporation	10,000	194,700
The Steak n Shake Company (a)	95,000	1,622,600
Triarc Companies Inc. (Class A)	95,500	1,091,565
Triarc Companies Inc. (Class B)	175,000	2,007,250
Wyndham International Inc. (a)	135,000	110,700

		16,900,553

Insurance — 2.65%
Alleghany Corporation (a)	18,000	4,912,200
Argonaut Group Inc. (a)	124,000	2,315,080
CNA Surety Corporation (a)	300,000	3,180,000
Liberty Corporation	105,000	4,172,700
Midland Company	27,000	738,450

		15,318,430

Life Insurance — 0.04%
The Phoenix Companies Inc.	20,000	208,400

Machinery — 4.64%
Baldwin Technology Company Inc. (Class A)	250,000	700,000
CNH Global	10,000	195,800
Fairchild Corporation (Class A) (a)	300,400	1,195,592
Flowserve Corporation (a)	200,000	4,836,000
Franklin Electric Company Inc.	43,000	1,702,800
Gardner Denver Inc. (a)	73,000	2,012,610
IDEX Corporation	59,000	2,003,640
Katy Industries Inc. (a)	159,500	848,540
Paxar Corporation (a)	30,000	680,400
Robbins & Myers Inc.	140,800	3,097,600
Standex International Corporation	60,000	1,470,000
Tech/Ops Sevcon Inc.	62,500	371,250
Tennant Company	44,000	1,783,320
The Gorman-Rupp Company	53,750	1,094,350
Watts Industries Inc. (Class A)	180,000	4,833,000

		26,824,902

Manufacturing — 8.82%
Acuity Brands Inc.	100,000	2,377,000
Aviall Inc. (a)	156,700	3,196,680
Barnes Group Inc.	35,000	961,450
Belden Inc.	95,000	2,071,000
Crane Company	150,000	4,338,000
Cuno Inc. (a)	40,000	2,310,000
Donaldson Company Inc.	77,000	2,186,030
Energizer Holdings Inc. (a)	25,000	1,152,500
Fedders Corporation	323,000	1,321,070
Gerber Scientific Inc. (a)	160,000	1,054,400
GP Strategies Corporation (a) (o)	35,000	260,750
Graco Inc.	105,000	3,517,500
Graftech International Ltd. (a)	200,000	2,790,000
Industrial Distribution Group Inc. (a)	74,000	723,720
Lindsay Manufacturing Company	35,000	939,050
MagneTek Inc. (a)	140,000	1,045,800
Myers Industries Inc.	408,000	4,467,600
Oil-Dri Corporation of America	160,000	2,436,800
Park Ohio Holdings Corporation (a) (o)	222,000	3,973,800
Pentair Inc.	30,000	1,047,300
Precision Castparts Corporation	95,000	5,704,750
Roper Industries Inc.	15,000	861,900
Strattec Security Corporation (a)	22,000	1,369,720
Teleflex Inc.	8,000	340,000
Tredegar Inds Inc.	30,000	546,000

		50,992,820

Media — 1.79%
Gemstar-TV Guide International Inc. (a)	255,000	1,440,750
Media General Inc. (Class A)	151,000	8,448,450
Pegasus Communications Corporation (Class A) (a) (o)	60,000	450,000

		10,339,200

ENTERPRISE SMALL COMPANY VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Medical Instruments — 3.33%
ArthroCare Corporation (a)	6,500	$190,385
Biolase Technology Inc. (o)	20,000	163,200
Biosite Inc. (a)	15,500	758,880
Conmed Corporation (a)	12,000	315,600
Dentsply International Inc.	8,000	415,520
Digene Corporation (a)	3,000	77,880
DJ Orthopedics Inc. (a)	10,000	176,500
Edwards Lifesciences Corporation (a)	24,100	807,350
Exactech Inc. (a)	36,500	746,425
Henry Schein Inc. (a)	12,000	747,720
ICU Medical Inc. (a)	25,000	651,000
INAMED Corporation (a)	59,000	2,812,530
Kensey Nash Corporation (a)	10,000	261,900
Patterson Dental Company	10,000	765,600
Schick Technologies Inc. (o)	30,000	328,500
Sybron Dental Specialties (a)	320,000	9,500,800
Thoratec Corporation (a)	40,000	384,800
Young Innovations	5,000	165,000

		19,269,590

Medical Services — 0.95%
CIRCOR International Inc.	170,000	3,315,000
Encore Medical Corporation (a)	12,000	59,760
Inverness Medical Innovations Inc. (a) (o)	80,000	1,664,000
Odyssey Healthcare Inc. (a)	8,000	142,000
Regeneration Technologies Inc. (a)	25,000	200,500
Vitalworks Inc. (a)	26,000	96,980

		5,478,240

Metals & Mining — 0.00%
WHX Corporation (a) (o)	25,000	27,250

Neutraceuticals — 0.41%
Weider Nutrition International Inc. (a)	525,000	2,388,750

Oil Services — 0.21%
RPC Inc.	27,300	488,124
W-H Energy Services Inc. (a)	35,000	726,250

		1,214,374

Paper Products — 1.23%
Greif Brothers Corporation (Class A)	138,000	5,816,700
Schweitzer Mauduit International Inc.	40,000	1,296,000

		7,112,700

Pharmaceuticals — 0.21%
Collagenex Pharmaceuticals Inc. (a)	15,000	98,250
Priority Healthcare Corporation (Class B) (a)	55,000	1,108,250

		1,206,500

Printing & Publishing — 5.00%
A.H. Belo Corporation (Class A)	140,000	3,155,600
Journal Register Company (a)	220,000	4,158,000
Lee Enterprises Inc.	58,000	2,687,720
McClatchy Company (Class A)	54,000	3,824,820
Penton Media Inc. (a)	267,500	44,137
PRIMEDIA Inc. (a)	720,000	1,692,000
Pulitzer Inc.	156,000	7,706,400
Thomas Nelson Inc.	135,000	2,639,250
Topps Company Inc.	245,000	2,396,100
Value Line Inc.	16,000	592,000

		28,896,027

Real Estate — 0.39%
Griffin Land & Nurseries Inc. (a)	63,000	1,480,500
Gyrodyne Company of America Inc. (a)	22,000	785,400

		2,265,900

Retail — 0.90%
Big 5 Sporting Goods Corporation (a)	10,000	228,000
CSK Auto Corporation	120,500	1,605,060
Gander Mountain Company	3,000	60,045
Movado Group Inc.	43,000	731,000
Neiman-Marcus Group Inc. (Class A) (a)	5,000	287,500
Neiman-Marcus Group (Class B) (a)	40,000	2,130,000
Pep Boys Manny Moe & Jack	5,000	70,000
ValueVision Media Inc. (Class A) (a)	6,300	84,357

		5,195,962

Technology — 0.24%
Flir Systems Inc. (a)	2,000	117,000
J Net Enterprises Inc. (f)	470,500	1,246,825

		1,363,825

Telecommunications — 2.01%
Airgate PCS Inc.	13,000	254,800
Andrew Corporation (a)	40,000	489,600
Atlantic Tele-Network Inc.	12,000	345,600
ATX Communications Inc. (a) (o)	60,000	4,200
Cincinnati Bell Inc. (a)	800,000	2,792,000
Commonwealth Telephone Enterprises Inc. (a)	73,720	3,210,506

ENTERPRISE SMALL COMPANY VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Communications Systems Inc.	100,000	$832,000
D&E Communications Inc.	145,000	1,667,500
McLeodUSA Inc. (Class A) (a)	5,001	2,150
McLeodUSA Inc. (Escrow) (a) (d) (m)	60,000	—
Nextel Partners Inc. (Class A) (a)	80,000	1,326,400
Plantronics Inc. (a) (o)	5,000	216,200
Rural Celluar Corporation (Class A) (a) (o)	65,000	447,850
Triton PCS Holdings Inc. (Class A) (a)	18,000	46,080

		11,634,886

Transportation — 1.24%
GATX Corporation	190,000	5,065,400
Marine Products Corporation	53,000	954,000
Oshkosh Truck Corporation	10,000	570,600
TransPro Inc. (a)	110,000	566,500

		7,156,500

Travel/Entertainment/Leisure — 0.30%
Bowlin Travel Centers Inc. (a)	60,000	105,000
Pinnacle Entertainment Inc.	120,000	1,656,000

		1,761,000

Utilities — 4.37%
AGL Resources Inc.	35,000	1,076,950
Allegheny Energy Inc. (a)	60,000	957,600
CH Energy Group Inc.	63,000	2,885,400
CMS Energy Corporation (a)	100,000	952,000
Duquesne Light Holdings Inc.	410,000	7,363,600
Florida Public Utilities Company	22,666	388,722
Maine & Maritimes Corporation	10,000	290,000
ONEOK Inc.	50,000	1,301,000
Otter Tail Corporation	27,000	688,500
SJW Corporation	90,000	2,971,800
Southwest Gas Corporation	68,000	1,628,600
Westar Energy Inc.	235,000	4,747,000

		25,251,172

Waste Management — 0.85%
Allied Waste Industries Inc. (a)	220,000	1,947,000
Republic Services Inc.	100,000	2,976,000

		4,923,000

Wireless Communications — 1.33%
Centennial Communications Corporation (Class A) (a)	105,000	617,400
Dobson Communications Corporation (a)	59,000	78,470
Leap Wireless International Inc. (a) (d) (m) (o)	110,000	—
Price Communications Corporation (a)	145,000	2,211,250
United States Cellular Corporation (a)	15,000	647,250
Unova Inc.	40,000	562,000
Western Wireless Corporation (Class A) (a)	140,000	3,599,400

		7,715,770

Total Domestic Common Stocks ( Identified cost $426,368,328 )		537,510,616

Foreign Stocks — 2.86%

Broadcasting — 0.11%
News Corporation Ltd. (ADR)	20,000	626,600

Cable — 0.44%
Rogers Communications Inc. (Class B)	125,000	2,526,250

Computer Software — 0.04%
OpenTV Corporation (Class A) (a)	70,000	213,500

Hotels & Restaurants — 0.45%
Kerzner International Ltd. (a)	60,000	2,638,200

Manufacturing — 0.36%
Cooper Industries Ltd. (Class A)	35,000	2,065,000

Medical Instruments — 0.06%
Orthofix International (a)	10,000	343,500

Metals & Mining — 0.19%
Barrick Gold Corporation	47,000	988,880
Kinross Gold Corporation (a)	16,000	108,480

		1,097,360

Telecommunications — 0.94%
Vimpel-Communications (ADR) (a)	50,000	5,440,000

Wireless Communications — 0.27%
Rogers Wireless Communications (Class B) (a)	50,000	1,570,500

Total Foreign Stocks ( Identified cost $7,789,543 )		16,520,910

ENTERPRISE SMALL COMPANY VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Preferred Stock — 1.09%

Broadcasting — 0.76%
Granite Broadcasting Corporation (a)	9,000	$4,410,000

Telecommunications — 0.33%
Andrew Corporation (d)	11,000	1,881,000

Total Preferred Stock ( Identified cost $6,546,756 )		6,291,000

U.S. Treasury Bills — 2.61%
1.095% due 10/14/04	$15,083,000	15,077,036

Total U.S. Treasury Bills ( Identified cost $15,077,036 )		15,077,036

Other Investments — 1.60%
Securities Lending Quality Trust (y)	9,254,756	9,254,756

Total Other Investments ( Identified cost $9,254,756 )		9,254,756

Repurchase Agreement — 0.39%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $2,286,092 Collateral: U.S. Treasury Bond $1,770,000, 7.50% due 11/15/16, Value $2,384,606	2,286,000	2,286,000

Total Repurchase Agreement ( Identified cost $2,286,000 )		2,286,000

Total Investments ( Identified cost $467,322,419 )		$586,940,318

Other Assets Less Liabilities — (1.52)%		(8,811,555)

Net Assets — 100%		$578,128,763

(a)	Non-income producing security.
(d)	Security is fair valued at September 30, 2004.
(f)	Considered an affiliated company as the Fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in these affiliated companies as of September 30, 2004 was $867,000.
(g)	Restricted securities as of September 30, 2004 were as follows:

Description	Date of Acquisition	Number of Units	Unit Cost	Fair Value per Unit	Aggregate		Percent of Net Assets
					Cost	Value
Noel Group Liquidating Trust Units	10/08/98	15,000	$0.81	$0.00	12,187	$0	0.00%

(m)	Illiquid security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE CAPITAL APPRECIATION FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 92.06%

Aerospace — 1.66%
General Dynamics Corporation	6,918	$706,328
Honeywell International Inc.	104,952	3,763,579

		4,469,907

Banking — 0.17%
UCBH Holdings Inc.	11,909	465,285

Biotechnology — 5.03%
Genentech Inc. (a)	258,600	13,555,812

Building & Construction — 1.86%
Lennar Corporation (Class A)	94,245	4,486,062
Lennar Corporation (Class B)	11,882	520,432

		5,006,494

Chemicals — 0.44%
Monsanto Company	32,377	1,179,170

Computer Services — 2.90%
Dell Inc. (a)	219,831	7,825,984

Computer Software — 4.97%
Electronic Arts Inc. (a)	141,711	6,517,289
Microsoft Corporation	249,014	6,885,237

		13,402,526

Consumer Products — 5.20%
Nike, Inc. (Class B)	76,623	6,037,892
Procter & Gamble Company	147,424	7,978,587

		14,016,479

Drugs & Medical Products — 0.13%
Wright Medical Group Inc. (a)	13,893	348,992

Electrical Equipment — 4.85%
General Electric Company	389,439	13,077,362

Finance — 6.37%
Goldman Sachs Group Inc.	49,181	4,585,637
SLM Corporation	282,322	12,591,561

		17,177,198

Food, Beverages & Tobacco — 1.19%
PepsiCo Inc.	66,054	3,213,527

Health Care — 6.03%
UnitedHealth Group Inc.	220,251	16,241,309

Hotels & Restaurants — 5.17%
Four Season Hotels Inc.	123,438	7,912,376
Mandalay Resort Group	41,688	2,861,881
MGM Mirage Inc. (a)	6,738	334,542
Starbucks Corporation (a)	21,003	954,796
Wynn Resorts Ltd. (a)	36,000	1,860,840

		13,924,435

Machinery — 3.31%
Caterpillar Inc.	110,807	8,914,423

Medical Instruments — 8.11%
Boston Scientific Corporation (a)	190,291	7,560,262
Medtronic Inc.	106,406	5,522,471
St. Jude Medical Inc. (a)	25,075	1,887,395
Zimmer Holdings Inc. (a)	87,334	6,902,879

		21,873,007

Medical Services — 1.46%
Quest Diagnostics Inc.	44,715	3,944,757

Misc. Financial Services — 10.22%
Citigroup Inc.	249,614	11,012,970
Countrywide Financial Corporation	267,020	10,517,918
Merrill Lynch & Company Inc.	121,045	6,018,357

		27,549,245

Real Estate — 1.09%
M.D.C. Holdings Inc.	40,171	2,936,500

Retail — 11.26%
Bed Bath & Beyond Inc. (a)	32,016	1,188,114
CVS Corporation	52,315	2,204,031
eBay Inc. (a)	89,785	8,254,833
Lowe’s Companies Inc.	143,813	7,816,236
Tiffany & Company	185,694	5,708,233
Wal-Mart Stores Inc.	97,433	5,183,436

		30,354,883

Telecommunications — 6.70%
QUALCOMM Inc.	378,878	14,791,397
Verizon Communications Inc.	83,174	3,275,392

		18,066,789

Transportation — 2.98%
FedEx Corporation	93,770	8,035,151

Wireless Communications — 0.96%
Motorola Inc.	144,091	2,599,402

Total Domestic Common Stocks ( Identified cost $191,876,030 )		248,178,637

ENTERPRISE CAPITAL APPRECIATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Foreign Stocks — 5.85%

Electronics — 2.23%
Samsung Electronics Co., Ltd.	15,110	$6,009,883

Manufacturing — 2.06%
Tyco International Ltd.	181,718	5,571,474

Travel/Entertainment/Leisure — 1.56%
Royal Caribbean Cruises Ltd.	96,437	4,204,653

Total Foreign Stocks ( Identified cost $16,366,524 )		15,786,010

Repurchase Agreement — 0.98%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $2,632,106 Collateral: U.S. Treasury Bond $2,040,000, 7.50% due 11/15/16, Value $2,748,359	$2,632,000	2,632,000

Total Repurchase Agreement ( Identified cost $2,632,000 )		2,632,000

Total Investments ( Identified cost $210,874,554 )		$266,596,647
Other Assets Less Liabilities — 1.11%		2,982,434

Net Assets — 100%		$269,579,081

(a)	Non-income producing security.

See notes to Portfolios of Investments.

ENTERPRISE DEEP VALUE FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 95.15%

Aerospace — 0.58%
General Dynamics Corporation	2,200	$224,620

Automotive — 1.46%
General Motors Corporation	13,200	560,736

Banking — 11.42%
Bank of America Corporation	34,140	1,479,286
J. P. Morgan Chase & Company	18,795	746,726
National City Corporation	27,300	1,054,326
PNC Financial Services Group	600	32,460
SunTrust Banks Inc.	6,100	429,501
Wells Fargo & Company	10,900	649,967

		4,392,266

Cable — 1.85%
Comcast Corporation (Class A) (a)	25,200	711,648

Chemicals — 3.27%
Dow Chemical Company	9,400	424,692
Du Pont (E. I.) de Nemours & Company	19,440	832,032

		1,256,724

Computer Hardware — 1.59%
Hewlett-Packard Company	13,002	243,788
International Business Machines Corporation	4,300	368,682

		612,470

Consumer Products — 2.72%
Kimberly-Clark Corporation	7,310	472,153
Nike, Inc. (Class B)	7,310	576,028

		1,048,181

Crude & Petroleum — 5.01%
Exxon Mobil Corporation	39,870	1,926,917

Electrical Equipment — 0.95%
Emerson Electric Company	5,900	365,151

Electronics — 1.03%
Rockwell Automation Inc.	10,280	397,836

Energy — 5.36%
Entergy Corporation	5,600	339,416
Exelon Corporation	24,080	883,495
Progress Energy Inc.	5,930	251,076
TXU Corporation	12,300	589,416

		2,063,403

Finance — 1.60%
Goldman Sachs Group Inc.	6,600	615,384

Food, Beverages & Tobacco — 3.37%
Kellogg Company	15,960	680,854
PepsiCo Inc.	12,690	617,368

		1,298,222

Health Care — 1.77%
Anthem Inc. (a)
	7,800	680,550

Hotels & Restaurants — 1.50%
McDonald’s Corporation	20,550	576,017

Insurance — 2.30%
Chubb Corporation	2,740	192,567
Marsh & McLennan Companies Inc.	2,200	100,672
Principal Financial Group	11,400	410,058
St. Paul Companies Inc.	5,520	182,491

		885,788

Machinery — 3.31%
Caterpillar Inc.	15,810	1,271,914

Manufacturing — 1.35%
Illinois Tool Works Inc.	5,590	520,820

Media — 2.00%
Time Warner Inc. (a)	47,640	768,910

Medical Instruments — 1.25%
Beckman Coulter Inc. (a)	8,600	482,632

Medical Services — 1.52%
Baxter International Inc.	18,120	582,739

Metals & Mining — 3.39%
Alcoa Inc.	38,790	1,302,956

Misc. Financial Services — 8.85%
Citigroup Inc.	39,600	1,747,152
Fannie Mae	9,920	628,928
Morgan Stanley Dean Witter & Company	20,900	1,030,370

		3,406,450

Oil Services — 3.81%
ConocoPhillips	10,900	903,065
GlobalSantaFe Corporation	18,300	560,895

		1,463,960

Paper & Forest Products — 1.92%
Weyerhaeuser Company	11,110	738,593

Pharmaceuticals — 5.98%
Pfizer Inc.	36,690	1,122,714
Watson Pharmaceuticals Inc. (a)	15,500	456,630

ENTERPRISE DEEP VALUE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Wyeth	19,300	$721,820

		2,301,164

Retail — 3.31%
CVS Corporation	19,510	821,956
Dollar General Corporation	22,440	452,166

		1,274,122

Savings and Loan — 0.59%
Washington Mutual Inc.	5,800	226,664

Semiconductors — 4.45%
Applied Materials Inc. (a)	48,340	797,127
Intel Corporation	18,800	377,128
Teradyne Inc. (a)	40,150	538,010

		1,712,265

Telecommunications — 2.29%
BellSouth Corporation	18,630	505,246
SBC Communications Inc.	14,540	377,313

		882,559

Transportation — 3.06%
CSX Corporation	19,790	657,028
Southwest Airlines Company	38,070	518,513

		1,175,541

Utilities — 2.29%
Dominion Resources Inc.	8,070	526,568
PPL Corporation	3,160	149,089
SCANA Corporation	5,530	206,490

		882,147

Total Domestic Common Stocks ( Identified cost $34,148,296 )		36,609,349

Foreign Stocks — 3.35%

Insurance — 1.14%
ACE Ltd.	10,910	437,054

Manufacturing — 0.98%
Tyco International Ltd.	12,360	378,958

Oil Services — 1.23%
Shell Transport & Trading Company (ADR)	10,600	471,806

Total Foreign Stocks ( Identified cost $1,172,727 )		1,287,818

Repurchase Agreement — 1.33%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $513,021 Collateral: U.S. Treasury Bond $400,000, 7.50% due 11/15/16, Value $538,894	$513,000	513,000
Total Repurchase Agreement ( Identified cost $513,000 )		513,000

Total Investments ( Identified cost $35,834,023 )		$38,410,167

Other Assets Less Liabilities — 0.17%		66,028

Net Assets — 100%		$38,476,195

(a)	Non-income producing security.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE EQUITY FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 99.29%

Biotechnology — 9.27%
Amgen Inc. (a)	111,000	$6,291,480
Genentech Inc. (a)	188,300	9,870,686

		16,162,166

Computer Hardware — 2.07%
Cisco Systems Inc. (a)	199,400	3,609,140

Computer Services — 23.79%
Dell Inc. (a)	174,900	6,226,440
Network Appliance Inc. (a)	406,500	9,349,500
Pixar Inc. (a)	74,400	5,870,160
Symantec Corporation (a)	116,100	6,371,568
Yahoo! Inc. (a)	402,600	13,652,166

		41,469,834

Computer Software — 1.79%
Electronic Arts Inc. (a)	67,700	3,113,523

Consumer Durables — 2.56%
Harley-Davidson Inc.	74,900	4,452,056

Education — 1.93%
Apollo Group Inc. (Class A) (a)	45,900	3,367,683

Electrical Equipment — 2.13%
General Electric Company	110,500	3,710,590

Hotels & Restaurants — 4.30%
Starbucks Corporation (a)	164,900	7,496,354

Insurance — 12.84%
AFLAC Inc.	130,500	5,116,905
American International Group Inc.	54,350	3,695,256
Progressive Corporation	160,180	13,575,255

		22,387,416

Media — 3.84%
XM Satellite Radio Holdings Inc. (Class A) (a)	215,555	6,686,516

Misc. Financial Services — 2.01%
Charles Schwab Corporation	380,650	3,498,174

Pharmaceuticals — 2.09%
Eli Lilly & Company	60,510	3,633,626

Retail — 16.26%
Amazon.com Inc. (a)	195,050	7,969,743
eBay Inc. (a)	128,800	11,841,872
Wal-Mart Stores Inc.	77,200	4,107,040
Walgreen Company	123,600	4,428,588

		28,347,243

Semiconductors — 9.52%
Applied Materials Inc. (a)	218,045	3,595,562
Intel Corporation	16,970	340,418
Maxim Integrated Products Inc.	170,900	7,227,361
Xilinx Inc.	201,100	5,429,700

		16,593,041

Telecommunications — 4.89%
QUALCOMM Inc.	218,400	8,526,336

Total Domestic Common Stocks ( Identified cost $147,827,924 )		173,053,698

Repurchase Agreement — 1.29%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $2,252,091 Collateral: U.S. Treasury Bond $1,745,000, 7.50% due 11/15/16, Value $2,350,925	$2,252,000	2,252,000

Total Repurchase Agreement ( Identified cost $2,252,000 )		2,252,000

Total Investments ( Identified cost $150,079,924 )		$175,305,698
Other Assets Less Liabilities — (0.58)%		(1,005,534)

Net Assets — 100%		$174,300,164

(a)	Non-income producing security.

See notes to Portfolios of Investments.

ENTERPRISE EQUITY INCOME FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 81.41%

Aerospace — 1.15%
Goodrich Corporation	52,200	$1,636,992

Automotive — 3.18%
Cummins Inc.	10,600	783,234
DaimlerChrysler	24,700	1,023,074
Ford Motor Company	95,900	1,347,395
General Motors Corporation	32,500	1,380,600

		4,534,303

Banking — 6.29%
Bank of America Corporation	47,500	2,058,175
Independence Community Bank Corporation	39,700	1,550,285
KeyCorp	61,400	1,940,240
U.S. Bancorp	61,500	1,777,350
Wells Fargo & Company	27,700	1,651,751

		8,977,801

Building & Construction — 1.25%
Masco Corporation	43,100	1,488,243
Vulcan Materials Company	5,700	290,415

		1,778,658

Chemicals — 4.08%
Air Products & Chemicals Inc.	19,300	1,049,534
Eastman Chemical Company	45,500	2,163,525
Monsanto Company	50,300	1,831,926
RPM International Inc.	44,000	776,600

		5,821,585

Computer Services — 0.88%
Electronic Data Systems Corporation	64,600	1,252,594

Conglomerates — 1.66%
Textron Inc.	36,800	2,365,136

Consumer Durables — 0.93%
Dana Corporation	75,300	1,332,057

Consumer Products — 2.43%
Briggs & Stratton Corporation	21,400	1,737,680
Procter & Gamble Company	32,000	1,731,840

		3,469,520

Crude & Petroleum — 4.68%
ChevronTexaco Corporation	47,400	2,542,536
Exxon Mobil Corporation	44,000	2,126,520
Unocal Corporation	46,700	2,008,100

		6,677,156

Electrical Equipment — 0.50%
General Electric Company	21,400	718,612

Electronics — 1.04%
Rockwell Automation Inc.	38,200	1,478,340

Energy — 6.26%
Duke Energy Corporation	90,800	2,078,412
Energen Corporation	43,800	2,257,890
Texas Genco Holdings Inc.	20,700	965,655
TXU Corporation	34,851	1,670,060
Xcel Energy Inc.	113,200	1,960,624

		8,932,641

Entertainment & Leisure — 1.00%
Harrah’s Entertainment Inc.	26,900	1,425,162

Finance — 1.33%
Friedman Billings Ramsey Group	43,900	838,490
MBNA Corporation	41,800	1,053,360

		1,891,850

Food, Beverages & Tobacco — 4.87%
Albertson’s Inc.	75,600	1,809,108
Archer-Daniels-Midland Company	108,200	1,837,236
Coca-Cola Company	15,800	632,790
Kellogg Company	24,600	1,049,436
Sara Lee Corporation	70,600	1,613,916

		6,942,486

Hotels & Restaurants — 1.47%
Starwood Hotels & Resorts Worldwide Inc.	45,100	2,093,542

Insurance — 5.63%
Allstate Corporation	22,900	1,098,971
Aon Corporation	63,500	1,824,990
Chubb Corporation	19,700	1,384,516
Lincoln National Corporation	43,100	2,025,700
Nationwide Financial Services Inc.	48,400	1,699,324

		8,033,501

Manufacturing — 3.74%
Eaton Corporation	32,500	2,060,825
Leggett & Platt Inc.	39,600	1,112,760
Stanley Works	50,800	2,160,524

		5,334,109

Media — 1.00%
Thomson Corporation	41,000	1,422,290

Metals & Mining — 0.79%
Worthington Industries Inc.	53,100	1,133,685

ENTERPRISE EQUITY INCOME FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Misc. Financial Services — 3.59%
Citigroup Inc.	53,700	$2,369,244
Fannie Mae	22,000	1,394,800
Morgan Stanley Dean Witter & Company	27,700	1,365,610

		5,129,654

Oil Services — 8.59%
ConocoPhillips	27,500	2,278,375
El Paso Corporation	165,300	1,519,107
Kerr-McGee Corporation	37,800	2,164,050
Marathon Oil Corporation	42,500	1,754,400
Occidental Petroleum Corporation	43,600	2,438,548
Sunoco Inc.	28,400	2,101,032

		12,255,512

Paper & Forest Products — 0.92%
Georgia-Pacific Group	36,400	1,308,580

Pharmaceuticals — 4.04%
Bristol Myers Squibb Company	40,000	946,800
Johnson & Johnson	34,700	1,954,651
Merck & Company Inc.	29,600	976,800
Pfizer Inc.	61,800	1,891,080

		5,769,331

Real Estate — 2.20%
General Growth Properties Inc.	56,800	1,760,800
Trizec Properties Inc.	86,500	1,381,405

		3,142,205

Retail — 1.94%
J. C. Penney Company, Inc.	26,600	938,448
Limited Brands	81,900	1,825,551

		2,763,999

Telecommunications — 0.49%
Sprint Corporation	35,100	706,563

Transportation — 0.87%
GATX Corporation	46,600	1,242,356

Utilities — 3.34%
Alliant Energy Corporation	70,300	1,749,064
Edison International	68,400	1,813,284
Westar Energy Inc.	59,700	1,205,940

		4,768,288

Waste Management — 1.27%
Waste Management Inc.	66,100	1,807,174

Total Domestic Common Stocks ( Identified cost $100,932,596 )		116,145,682

Foreign Stocks — 13.49%

Automotive — 1.07%
Volvo (ADR)	43,200	1,521,936

Banking — 1.16%
Bank of Montreal	37,900	1,654,714

Business Services — 1.28%
Reuters Group (ADR) (o)	53,600	1,823,472

Crude & Petroleum — 1.26%
BP (ADR)	31,200	1,794,936

Food, Beverages & Tobacco — 1.03%
Cadbury Schweppes (ADR)	47,700	1,474,407

Insurance — 3.31%
ACE Ltd.	40,000	1,602,400
Partnerre Ltd.	26,100	1,427,409
Sun Life Financial Inc.	56,500	1,697,260

		4,727,069
Pharmaceuticals — 0.99%
GlaxoSmithKline (ADR)	32,300	1,412,479

Telecommunications — 1.70%
Cable & Wireless (ADR)	112,200	590,172
Telecom Corporation of New Zealand Ltd. (ADR)	57,800	1,838,618

		2,428,790

Transportation — 0.98%
Teekay Shipping Corporation	32,500	1,400,425

Wireless Communications — 0.71%
Nokia Corporation (ADR)	73,500	1,008,420

Total Foreign Stocks ( Identified cost $17,108,255 )		19,246,648

Other Investments — 0.69%
Securities Lending Quality Trust (y)	992,182	992,182

Total Other Investments ( Identified cost $992,182 )		992,182

ENTERPRISE EQUITY INCOME FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Repurchase Agreement — 5.44%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $7,761,313 Collateral: U.S. Treasury Bond $6,005,000, 7.50% due 11/15/16 Value $8,090,145	$7,761,000	$7,761,000

Total Repurchase Agreement ( Identified cost $7,761,000 )		7,761,000

Total Investments ( Identified cost $126,794,033 )		$144,145,512
Other Assets Less Liabilities — (1.03)%		(1,473,540)

Net Assets — 100%		$142,671,972

(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE GROWTH FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 93.74%

Advertising — 1.65%
Omnicom Group Inc.	367,500	$26,849,550

Biotechnology — 4.13%
Amgen Inc. (a)	315,400	17,876,872
Genentech Inc. (a)	943,500	49,458,270

		67,335,142

Business Services — 1.85%
Paychex Inc.	1,000,000	30,150,000

Computer Software — 2.02%
Electronic Arts Inc. (a)	406,310	18,686,197
Oracle Corporation (a)	1,266,900	14,290,632

		32,976,829

Consumer Products — 12.41%
Colgate-Palmolive Company	771,930	34,875,797
Gillette Company	2,000,000	83,480,000
Procter & Gamble Company	1,550,000	83,886,000

		202,241,797

Consumer Services — 3.45%
United Parcel Service Inc.	739,700	56,158,024

Education — 2.67%
Apollo Group Inc. (Class A) (a)	592,100	43,442,377

Electrical Equipment — 3.11%
General Electric Company	1,509,000	50,672,220

Entertainment & Leisure — 1.01%
Walt Disney Company	729,300	16,445,715

Food, Beverages & Tobacco — 4.86%
Coca-Cola Company	683,700	27,382,185
PepsiCo Inc.	1,064,500	51,787,925

		79,170,110

Hotels & Restaurants — 4.39%
Marriott International Inc. (Class A)	515,986	26,810,633
McDonald’s Corporation	1,597,100	44,766,713

		71,577,346

Insurance — 2.96%
American International Group Inc.	710,000	48,272,900

Machinery — 2.76%
Caterpillar Inc.	558,900	44,963,505

Manufacturing — 4.20%
3M Company	391,800	31,332,246
Illinois Tool Works Inc.	397,900	37,072,343

		68,404,589

Media — 1.54%
Gannett Company Inc.	300,000	25,128,000

Medical Instruments — 6.81%
Boston Scientific Corporation (a)	1,402,700	55,729,271
Medtronic Inc.	1,064,125	55,228,087

		110,957,358

Misc. Financial Services — 4.95%
American Express Company	640,000	32,934,400
Citigroup Inc.	1,080,000	47,649,600

		80,584,000

Oil Services — 7.18%
ConocoPhillips	532,400	44,109,340
Schlumberger Ltd.	1,081,600	72,802,496

		116,911,836

Pharmaceuticals — 9.91%
Eli Lilly & Company	820,000	49,241,000
Johnson & Johnson	1,169,600	65,883,568
Pfizer Inc.	1,514,200	46,334,520

		161,459,088

Retail — 6.89%
Bed Bath & Beyond Inc. (a)	1,102,700	40,921,197
eBay Inc. (a)	170,000	15,629,800
Kohl’s Corporation (a)	1,155,700	55,693,183

		112,244,180

Semiconductors — 1.61%
Maxim Integrated Products Inc.	620,000	26,219,800

Telecommunications — 3.38%
QUALCOMM Inc.	1,410,900	55,081,536

Total Domestic Common Stocks ( Identified cost $1,376,234,563 )		1,527,245,902

Commercial Paper — 1.67%
American Express Credit Corporation, 1.73% due 10/25/04	$6,900,000	6,892,042
General Electric Capital Corporation, 1.73% due 10/12/04	2,200,000	2,198,837
General Electric Capital Corporation, 1.74% due 10/18/04	18,200,000	18,185,046

Total Commercial Paper ( Identified cost $27,275,925 )		27,275,925

ENTERPRISE GROWTH FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Repurchase Agreement — 4.37%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $71,133,865 Collateral: U.S. Treasury Bond $55,015,000, 7.50% due 11/15/16, Value $74,118,123	$71,131,000	$71,131,000

Total Repurchase Agreement ( Identified cost $71,131,000 )		71,131,000

Total Investments ( Identified cost $1,474,641,488 )		$1,625,652,827
Other Assets Less Liabilities — 0.22%		3,552,565

Net Assets — 100%		$1,629,205,392

(a)	Non-income producing security.

See notes to Portfolios of Investments.

ENTERPRISE GROWTH AND INCOME FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 98.48%

Advertising — 2.53%
Interpublic Group of Companies Inc. (a)	115,900	$1,227,381
Omnicom Group Inc.	44,600	3,258,476

		4,485,857

Aerospace — 3.78%
Boeing Company	50,300	2,596,486
Lockheed Martin Corporation	35,600	1,985,768
Northrop Grumman Corporation	40,000	2,133,200

		6,715,454

Airlines — 0.12%
Delta Air Lines Inc. (a) (o)	62,400	205,296

Automotive — 1.50%
Advanced Auto Parts (a)	20,800	715,520
Johnson Controls Inc.	34,200	1,942,902

		2,658,422

Banking — 9.28%
J. P. Morgan Chase & Company	113,000	4,489,490
Mellon Financial Corporation	132,400	3,666,156
PNC Financial Services Group	39,200	2,120,720
Wells Fargo & Company	104,200	6,213,446

		16,489,812

Biotechnology — 1.58%
Genzyme Corporation (a)	51,500	2,802,115

Broadcasting — 2.65%
Viacom Inc. (Class B)	137,500	4,614,500
Westwood One Inc. (a)	4,700	92,919

		4,707,419

Building & Construction — 4.13%
Martin Marietta Materials Inc.	53,800	2,435,526
Masco Corporation	141,900	4,899,807

		7,335,333

Business Services — 0.47%
BEA Systems Inc. (a)	120,900	835,419

Chemicals — 0.67%
Eastman Chemical Company	25,100	1,193,505

Computer Hardware — 0.58%
Hewlett-Packard Company	54,900	1,029,375

Computer Software — 5.71%
Mercury Interactive Corporation (a)	24,300	847,584
Microsoft Corporation	199,400	5,513,410
Oracle Corporation (a)	220,100	2,482,728
Veritas Software Corporation (a)	73,200	1,302,960

		10,146,682

Consumer Products — 1.51%
Kimberly-Clark Corporation	41,600	2,686,944

Crude & Petroleum — 2.85%
Exxon Mobil Corporation	104,600	5,055,318

Energy — 2.11%
Exelon Corporation	102,000	3,742,380

Finance — 0.59%
Equifax Inc.	36,600	964,776
Moneygram International Inc.	4,900	83,692

		1,048,468

Food, Beverages & Tobacco — 1.18%
Albertson’s Inc.	87,500	2,093,875

Health Care — 4.24%
Anthem Inc. (a)	21,200	1,849,700
UnitedHealth Group Inc.	77,100	5,685,354

		7,535,054

Insurance — 3.09%
AFLAC Inc.	39,900	1,564,479
Allstate Corporation	34,800	1,670,052
American International Group Inc.	7,100	482,729
Hartford Financial Services Group Inc.	28,600	1,771,198

		5,488,458

Machinery — 1.18%
Mettler-Toledo International Inc. (a)	44,400	2,096,568

Manufacturing — 3.17%
Illinois Tool Works Inc.	49,500	4,611,915
Ingersoll-Rand Company Ltd.	14,900	1,012,753

		5,624,668

Media — 2.49%
Gannett Company Inc.	15,400	1,289,904
Time Warner Inc. (a)	194,300	3,136,002

		4,425,906

Medical Instruments — 2.24%
Guidant Corporation	21,700	1,433,068
Medtronic Inc.	27,400	1,422,060
Quest Diagnostics Inc.	12,800	1,129,216

		3,984,344

ENTERPRISE GROWTH AND INCOME FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Misc. Financial Services — 9.88%
Citigroup Inc.	172,100	$7,593,052
Freddie Mac	71,300	4,651,612
Morgan Stanley Dean Witter & Company	107,700	5,309,610

		17,554,274

Oil Services — 1.72%
Kerr-McGee Corporation	14,000	801,500
Marathon Oil Corporation	54,400	2,245,632

		3,047,132

Pharmaceuticals — 11.17%
Allergan Inc.	66,800	4,846,340
Bristol Myers Squibb Company	66,400	1,571,688
Cephalon Inc. (a)	33,200	1,590,280
Johnson & Johnson	82,900	4,669,757
Mylan Laboratories Inc.	156,650	2,819,700
Wyeth	115,900	4,334,660

		19,832,425

Property-Casualty Insurance — 0.49%
Dex Media Inc. (a)	41,400	876,438

Retail — 4.87%
Costco Wholesale Corporation (a)	92,300	3,835,988
Kohl’s Corporation (a)	37,200	1,792,668
The Kroger Company (a)	116,000	1,800,320
TJX Companies Inc.	55,500	1,223,220

		8,652,196

Telecommunications — 0.91%
SBC Communications Inc.	62,300	1,616,685

Transportation — 2.94%
Burlington Northern Santa Fe Corporation	136,200	5,217,822

Utilities — 5.09%
American Electric Power Inc.	52,800	1,687,488
CMS Energy Corporation (a)	67,700	644,504
Dominion Resources Inc.	17,600	1,148,400
FirstEnergy Corporation	71,100	2,920,788
Pepco Holdings Inc.	41,700	829,830
Sempra Energy (o)	50,100	1,813,119

		9,044,129

Wireless Communications — 3.75%
Nextel Communications Inc. (Class A) (a)	279,200	6,656,128

Total Domestic Common Stocks ( Identified cost $157,022,543 )		174,883,901

Foreign Stocks — 1.30%

Insurance — 1.30%
Willis Group Holdings Ltd.	62,000	2,318,800

Total Foreign Stocks ( Identified cost $2,139,148 )		2,318,800

Other Investments — 0.10%
Securities Lending Quality Trust (y)	187,646	187,646

Total Other Investments ( Identified cost $187,646 )		187,646

Repurchase Agreement — 0.39%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $686,028 Collateral: U.S. Treasury Bond $535,000, 7.50% due 11/15/16, Value $720,771	$686,000	686,000

Total Repurchase Agreement ( Identified cost $686,000 )		686,000

Total Investments ( Identified cost $160,035,337 )		$178,076,347
Other Assets Less Liabilities — (0.27)%		(486,174)

Net Assets — 100%		$177,590,173

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.

See notes to Portfolios of Investments.

ENTERPRISE INTERNATIONAL GROWTH FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Common Stocks — 99.98%

France — 15.94%
BNP Paribas (ADR)	52,117	$1,682,967
L’ Oreal Company (ADR)	157,826	2,068,010
LVMH Moet Hennessy Louis Vuitton (ADR)	138,400	1,847,848
Sanofi Synthelabo (ADR)	82,054	3,003,997
Total (ADR)	30,541	3,120,374

		11,723,196

Germany — 9.75%
E.ON (ADR) (o)	22,300	1,643,510
SAP Aktien-Gesellschaft (ADR)	81,948	3,191,874
Siemens	31,727	2,338,280

		7,173,664

Hong Kong — 4.27%
Sun Hung Kai Properties Ltd. (ADR)	332,879	3,137,518

Ireland — 5.75%
Allied Irish Banks	49,065	1,632,393
CRH	108,628	2,599,224

		4,231,617

Italy — 10.06%
ENI (ADR) (o)	28,673	3,219,978
Luxottica Group	98,695	1,761,706
SanPaolo IMI (ADR)	107,150	2,421,590

		7,403,274

Japan — 19.99%
Asahi Glass Company Ltd. (ADR) (o)	15,600	1,419,661
Komatsu Ltd. (ADR)	90,530	2,326,186
Nissan Motor Company Ltd. (ADR)	78,700	1,704,642
Nomura Holdings Inc. (ADR)	102,000	1,316,820
Seven Eleven Japan Ltd. (ADR) (o)	80,000	2,286,440
Sony Corporation (ADR)	37,600	1,293,064
Sumitomo Mitsui Financial Group Inc. (ADR) (a) (o)	566,000	3,235,313
Toto Ltd.	12,900	1,120,111

		14,702,237

Netherlands — 7.04%
ASML Holding (a)	187,553	2,413,807
ING Group (ADR)	109,308	2,763,306

		5,177,113

Singapore — 3.20%
Flextronics International Ltd. (a)	177,800	2,355,850

Switzerland — 5.94%
Novartis (ADR)	70,095	3,271,334
Zurich Financial Services (ADR)	77,120	1,099,330

		4,370,664

Taiwan — 3.64%
Taiwan Semiconductor Manufacturing Company Ltd. (ADR)	375,471	2,680,863

United Kingdom — 14.40%
BP (ADR)	40,700	2,341,471
HBOS	144,387	1,951,483
Reed Elsevier	78,922	2,802,520
Rio Tinto	13,358	1,451,347
Smith & Nephew	44,130	2,045,425

		10,592,246
Total Common Stocks ( Identified cost $68,928,087 )		73,548,242

Other Investments — 3.48%
Securities lending Quality Trust (y)	2,560,387	2,560,387

Total Other Investments ( Identified cost $2,560,387 )		2,560,387

Total Investments ( Identified cost $71,488,474 )		$76,108,629
Other Assets Less Liabilities — (3.46)%		(2,545,319)

Net Assets — 100%		$73,563,310

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.
(ADR)	American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Common Stocks — 98.80%

Belgium — 3.39%
Almanij	5,000	$336,543
KBC Bancassurance Holdings (o)	12,800	833,705

		1,170,248

Bermuda — 0.90%
XL Capital Ltd. (Class A)	4,200	310,758

Canada — 8.24%
Bank of Nova Scotia Halifax (o)	38,084	1,116,076
Great West Lifeco Inc. (o)	9,300	375,068
Manulife Financial Corporation (o)	23,156	1,017,443
National Bank of Canada (o)	9,600	334,022

		2,842,609

Denmark — 1.35%
Danske Bank	17,700	465,673

France — 10.67%
AGF (Assurances Generales de France) (o)	12,570	788,257
BNP Paribas (o)	10,700	691,605
Caisse Nationale Credit Agricole	59,236	1,616,923
Societe Generale (o)	6,600	584,521

		3,681,306

Ireland — 4.41%
Bank of Ireland	40,100	540,811
Depfa Bank	71,900	981,301

		1,522,112

Japan — 9.47%
Aiful Corporation (o)	8,200	806,349
Promise Company (o)	11,800	773,929
Sumitomo Mitsui (o)	163	934,140
UFJ Holdings (o)	171	751,324

		3,265,742

Netherlands — 5.46%
ABN Amro Holdings	33,920	771,153
ING Groep	44,070	1,113,110

		1,884,263

Spain — 1.78%
Banco Santander Central Hispano (o)	62,699	612,568

Switzerland — 3.60%
Credit Suisse Group (a)	38,900	1,243,464

United Kingdom — 11.62%
Barclays	98,400	944,863
CGNU	70,500	699,312
Old Mutual	370,000	765,871
Prudential	40,300	328,926
Royal & Sun Alliance Insurance Group	200,000	259,080
Royal Bank of Scotland Group	35,000	1,012,043

		4,010,095

United States — 37.91%
ACE Ltd.	10,800	432,648
Bank of America Corporation	38,486	1,667,598
Chubb Corporation	12,600	885,528
Citigroup Inc.	32,800	1,447,136
Fannie Mae	17,500	1,109,500
Freddie Mac	16,400	1,069,936
Goldman Sachs Group Inc.	5,000	466,200

Hartford Financial Services Group Inc.	12,900	798,897
J. P. Morgan Chase & Company	41,400	1,644,822
Lehman Brothers Holdings Inc.	8,600	685,592
MetLife Inc.	28,400	1,097,660
Radian Group Inc.	15,000	693,450
St. Paul Companies Inc.	14,302	472,824
Wachovia Corporation	13,000	610,350

		34,090,979

Total Common Stocks ( Identified cost $28,933,031 )		34,090,979

Other Investments — 22.34%
Securities Lending Quality Trust (y)	7,710,148	7,710,148

Total Other Investments ( Identified cost $7,710,148 )		7,710,148

Repurchase Agreement — 0.62%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $214,009 Collateral: U.S.Treasury Bond $170,000, 7.50% 11/15/16, Value $229,030	$214,000	214,000

Total Repurchase Agreement ( Identified cost $214,000 )		214,000

Total Investments ( Identified cost $36,857,179 )		$42,015,127
Other Assets Less Liabilities — (21.76)%		(7,508,661)

Net Assets — 100%		$34,506,466

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.

See notes to Portfolios of Investments.

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Common Stocks — 93.81%

Bermuda — 2.13%
XL Capital Ltd. (Class A)	3,300	$244,167

Canada — 1.06%
National Bank of Canada	3,490	121,431

Finland — 2.31%
Sampo Insurance Company Ltd. (Class A)	23,830	263,624

France — 7.12%
BNP Paribas	5,620	363,255
Schneider Electric	3,250	210,269
Societe Television Francaise	3,530	100,217
Vivendi Universal (a)	5,480	140,524

		814,265

Germany — 1.80%
Deutsche Telekom (a)	11,090	205,946

Hong Kong — 0.85%
China Mobile Ltd.	32,000	97,067

Ireland — 1.51%
Kerry Group	7,830	172,463

Japan — 2.29%
Asahi Glass Company Ltd.	12,000	109,488
Canon Inc. (ADR)	3,240	152,798

		262,286

Korea — 2.48%
Daewoo Shipbuilding & Marine	8,750	127,280
Kookmin Bank	4,900	156,016

		283,296

Netherlands — 1.75%
Royal Dutch Petroleum Company (ADR)	3,270	168,732
STMicroelectronics	1,820	31,400

		200,132

Sweden — 4.87%
Assa Abloy (Class B)	28,000	350,663
Sandvik	5,990	206,759

		557,422

Switzerland — 0.98%
Novartis	2,410	112,511

United Kingdom — 8.59%
BG Group	19,550	131,407
BP Amoco	55,490	530,317
Cadbury Schweppes	8,450	65,064
Reckitt Benckiser	10,430	255,859

		982,647

United States — 56.07%
3M Company	1,040	83,169
AFLAC Inc.	8,630	338,382
Anadarko Petroleum Corporation	1,110	73,660
Apache Corporation	1,610	80,677
Avocent Corporation (a)	2,260	58,828
Citigroup Inc.	9,390	414,287
Comcast Corporation (Class A) (a)	7,980	222,801
Devon Energy Corporation	1,070	75,981
Doral Financial Corporation	4,110	170,442
eBay Inc. (a)	1,340	123,200
Eli Lilly & Company	3,440	206,572
Family Dollar Stores Inc.	2,090	56,639
Fannie Mae	4,510	285,934
Illinois Tool Works Inc.	1,180	109,941
Ingersoll-Rand Company Ltd.	2,080	141,378
Intel Corporation	1,710	34,303
International Business Machines Corporation	3,360	288,086
Lexmark International Group Inc. (a)	2,480	208,345
Medtronic Inc.	4,700	243,930
Mellon Financial Corporation	6,850	189,676
Merrill Lynch & Company Inc.	4,430	220,259
Microsoft Corporation	8,480	234,472
Noble Energy Inc.	1,920	111,821
PepsiCo Inc.	5,610	272,926
Pfizer Inc.	9,560	292,536
Praxair Inc.	6,380	272,681
Regal Entertainment Group (Class A)	5,530	105,623
Target Corporation	5,430	245,707
Tiffany & Company	8,430	259,138
Wal-Mart Stores Inc.	4,720	251,104
Walgreen Company	6,200	222,146
Walt Disney Company	7,180	161,909
WellPoint Health Networks Inc. (a)	3,400	357,306

		6,413,859

Total Common Stocks ( Identified cost $10,080,188 )		10,731,116

Preferred Stock — 2.88%
Samsung Electronics Company Ltd.	1,260	329,909

Total Preferred Stock ( Identified cost $277,931 )		329,909

Certificates of Deposit — 0.27%
SELF-HELP Economic Development Certificate (NCUA Insured) (CDFI), 2.26% due 08/31/05 (d)(v)	$20,657	20,657
South Shore National Bank (FDIC Insured) (CDFI), 1.10% due 12/26/04 (d)	10,130	10,129

ENTERPRISE GLOBAL SOCIALLY RESPONSIVE FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Total Certificates of Deposit ( Identified cost $30,787 )		$30,786

Short-Term Notes — 0.09%
Shared Interest Promissory Note (CDFI), 1.70% due 03/31/07 (d)	$10,000	10,000

Total Short-Term Notes ( Identified cost $10,000 )		10,000

Repurchase Agreement — 1.97%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $225,009 Collateral: U.S. Treasury Bond $175,000, 7.50% due 11/15/16 Value $235,766	225,000	225,000

Total Repurchase Agreement ( Identified cost $225,000 )		225,000

Total Investments ( Identified cost $10,623,906 )		$11,326,811
Other Assets Less Liabilities — 0.98%		112,606

Net Assets — 100%		$11,439,417

(a)	Non-income producing security.
(d)	Security is fair valued at September 30, 2004.
(v)	Variable rate security; interest rate is as of September 30, 2004.
(ADR)	American Depository Receipt.
(CDFI)	Community Development Financial Institution.
(FDIC)	Federal Deposit Insurance Corporation.
(NCUA)	National Credit Union Administration.

See notes to Portfolios of Investments.

ENTERPRISE MERGERS & ACQUISITIONS FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 49.01%

Advertising — 0.00%
Interep National Radio Sales Inc. (Class A) (a)	5,000	$5,400

Aerospace — 2.28%
DRS Technologies Inc. (a)	33,000	1,235,520
Sequa Corporation (Class A) (a)	2,000	104,420
Sequa Corporation (Class B)	6,000	323,940
Titan Corporation (a)	280,000	3,911,600

		5,575,480

Automotive — 0.58%
Midas Inc. (a)	50,000	810,000
Modine Manufacturing Company	10,000	301,100
Standard Motor Products Inc.	15,000	226,650
Tenneco Automotive Inc. (a)	6,000	78,600

		1,416,350

Banking — 2.31%
Community First Bankshares Inc.	10,000	320,600
First National Bankshares of Florida Inc.	48,000	1,178,400
First Republic Bank	5,000	230,000
Gold Banc Corporation Inc.	7,000	94,430
Mellon Financial Corporation	10,000	276,900
PNC Financial Services Group	2,001	108,254
Riggs National Corporation	155,934	3,461,735

		5,670,319

Broadcasting — 1.31%
Acme Communications Inc. (a)	50,000	297,500
Fisher Communications Inc. (a)	30,000	1,440,000
Granite Broadcasting Corporation (a)	60,000	13,800
Gray Television Inc.	20,000	238,000
Lin TV Corporation (a)	25,000	487,000
Paxson Communications Corporation (a)	100,000	135,000
Salem Communications Corporation (Class A) (a)	5,300	134,196
Young Broadcasting Inc. (Class A) (a)	41,959	456,094

		3,201,590

Building & Construction — 0.03%
Rollins Inc.	3,500	85,015

Business Services — 0.54%
National Processing Inc. (a)	50,000	1,326,000

Cable — 2.62%
Cablevision Systems Corporation (Class A) (a)	120,000	2,433,600
Cox Communications Inc. (Class A) (a)	120,000	3,975,600

		6,409,200

Chemicals — 0.36%
Hercules Inc. (a)	55,000	783,750
MacDermid Inc.	3,000	86,880

		870,630

Computer Services — 0.19%
DigitalNet Holdings Inc. (a)	15,000	453,225
StorageNetworks Inc. (a)(b)	600,000	—

		453,225

Consumer Products — 1.15%
CNS Inc.	20,000	220,000
Delaware Laboratories Inc. (a)	79,000	2,607,000

		2,827,000

Containers/Packaging — 0.14%
Packaging Dynamics Corporation	24,000	343,200

Drugs & Medical Products — 0.17%
Thermo Electron Corporation (a)	15,000	405,300

Electrical Equipment — 0.90%
SL Industries Inc. (a)	30,000	330,000
Thomas & Betts Corporation (a)	65,000	1,743,300
Thomas Industries Inc.	4,000	125,600

		2,198,900

Electronics — 0.22%
Monolithic Systems Technology Inc. (a)	125,000	542,500

Energy — 3.21%
DPL Inc.	23,000	473,340
Laclede Group Inc.	1,000	29,230
Mirant Corporation (o)	75,000	30,750
Northeast Utilities	75,000	1,454,250
SEMCO Energy Inc. (a)	50,000	274,500
Unisource Energy Corporation	230,000	5,600,500

		7,862,570

Entertainment & Leisure — 1.57%
Churchill Downs Inc.	4,016	157,226
E.W. Scripps Company (Class A)	6,000	286,680
Metro Goldwyn Mayer Inc. (a)	100,000	1,157,000
Walt Disney Company	100,000	2,255,000

		3,855,906

ENTERPRISE MERGERS & ACQUISITIONS FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Finance — 0.86%
BKF Capital Group Inc.	10,300	$301,790
Interactive Data Corporation (a)	5,000	94,100
Onyx Acceptance Corporation	1,000	27,300
SWS Group Inc.	105,000	1,688,400

		2,111,590

Food, Beverages & Tobacco — 4.80%
Campbell Soup Company	10,000	262,900
Dreyer’s Grand Ice Cream Holdings (o)	100,009	7,997,820
Flowers Foods Inc.	4,000	103,400
H.J. Heinz Company	10,000	360,200
J.M. Smucker Company	8,000	355,280
Sensient Technologies Corporation	90,000	1,947,600
Spartan Stores Inc. (a)	8,000	32,080
Tootsie Roll Industries Inc.	24,000	701,280

		11,760,560

Hotels & Restaurants — 2.97%
Aztar Corporation (a)	50,000	1,325,000
Mandalay Resort Group	60,000	4,119,000
Prime Hospitality Corporation (a)	150,000	1,825,500

		7,269,500

Insurance — 0.37%
Argonaut Group Inc. (a)	10,000	186,700
CNA Surety Corporation (a)	52,000	551,200
St. Paul Companies Inc.	5,000	165,300

		903,200

Machinery — 0.46%
Baldwin Technology Company Inc. (Class A)	50,000	140,000
Flowserve Corporation (a)	20,000	483,600
Tennant Company	6,000	243,180
Watts Industries Inc. (Class A)	10,000	268,500

		1,135,280

Manufacturing — 0.91%
Belden CDT Inc.	88,000	1,918,400
ITT Industries Inc.	2,500	199,975
Myers Industries Inc.	11,000	120,450

		2,238,825

Media — 0.32%
Media General Inc. (Class A)	14,000	783,300

Medical Instruments — 0.85%
Bio Rad Laboratories Inc. (a)	1,000	51,100
Biosite Inc. (a)	10,000	489,600
Cholestech Corporation (a)	6,000	40,560
Conmed Corporation (a)	6,000	157,800
DJ Orthopedics Inc. (a)	6,000	105,900
Exactech Inc. (a)	11,000	224,950
ICU Medical Inc. (a)	8,000	208,320
INAMED Corporation (a)	6,000	286,020
Kensey Nash Corporation (a)	7,000	183,330
Schick Technologies Inc. (o)	11,000	120,450
Thoratec Corporation (a)	15,000	144,300
Young Innovations	2,000	66,000

		2,078,330

Medical Services — 0.72%
CIRCOR International Inc.	30,000	585,000
Encore Medical Corporation (a)	6,000	29,880
NWH Inc.	9,500	167,951
Regeneration Technologies Inc. (a)	40,000	320,800
Vitalworks Inc. (a)	10,000	37,300
WellPoint Health Networks Inc. (a)	6,000	630,540

		1,771,471

Metals & Mining — 0.02%
Northern Border Partners	1,000	45,750

Oil Services — 0.15%
RPC Inc.	20,000	357,615

Paper Products — 0.77%
Greif Brothers Corporation (Class A)	45,000	1,896,750

Pharmaceuticals — 1.47%
Bristol Myers Squibb Company	25,000	591,750
Collagenex Pharmaceuticals Inc. (a)	7,000	45,850
Inveresk Research Group Inc. (a)	15,000	553,350
Neighborcare Inc. (a)	88,700	2,248,545
Priority Healthcare Corporation (Class B) (a)	8,000	161,200

		3,600,695

Printing & Publishing — 0.55%
McClatchy Company (Class A)	2,500	177,075
Pulitzer Inc.	22,000	1,086,800
Topps Company Inc.	9,500	92,910

		1,356,785

Publishing — 0.34%
Information Holdings Inc. (a)	20,000	544,600
PRIMEDIA Inc. (a)	120,000	282,000

		826,600

ENTERPRISE MERGERS & ACQUISITIONS FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Real Estate — 2.57%
Chelsea Property Group Inc. (a)	5,000	$335,500
Griffin Land & Nurseries Inc. (a)	15,225	357,788
LNR Property Corporation	15,000	928,650
Rouse Company	70,000	4,681,600

		6,303,538

Retail — 2.10%
Cole National Corporation (a) (o)	186,000	5,154,060

Savings and Loan — 0.98%
New York Community Bancorp Inc.	18,000	369,720
Washington Mutual Inc.	13,000	508,040
Waypoint Financial Corporation	55,000	1,516,350

		2,394,110

Security & Investigation Services — 1.29%
Invision Technologies Inc. (a)	70,000	3,149,300

Technology — 0.31%
Trojan Technologies Inc. (a)	92,000	771,257

Telecommunications — 3.15%
AT&T Corporation	50,000	716,000
Centurytel Inc.	10,000	342,400
Cincinnati Bell Inc. (a)	150,000	523,500
Commonwealth Telephone Enterprises Inc. (a)	55,505	2,417,243
D&E Communications Inc.	23,000	264,500
Rural Celluar Corporation (a)	18,000	124,020
Sprint Corporation	165,000	3,321,450

		7,709,113

Travel/Entertainment/Leisure — 0.22%
Orbitz Inc. (Class A) (a)	20,000	544,000

Utilities — 0.78%
CH Energy Group Inc.	13,000	595,400
Duquesne Light Holdings Inc.	14,000	251,440
Energy East Corporation	1,000	25,180
NSTAR	10,000	491,000
Southwest Gas Corporation	23,000	550,850

		1,913,870

Waste Management — 0.36%
Republic Services Inc.	30,000	892,800

Wireless Communications — 4.11%
AT&T Wireless Services Inc. (a)	620,000	9,163,600
Dobson Communications Corporation (a)	17,000	22,610
Price Communications Corporation (a)	57,749	880,672

		10,066,882

Total Domestic Common Stocks ( Identified cost $116,819,417 )		120,083,766

Foreign Stocks — 3.01%

Banking — 0.68%
Abbey National (a)	80,000	811,663
Deutsche Bank	12,000	863,280

		1,674,943

Cable — 0.08%
Rogers Communications Inc. (Class B)	10,000	202,100

Manufacturing — 0.60%
Cooper Industries Ltd. (Class A)	25,000	1,475,000

Media — 0.08%
Vivendi Universal (ADR)	8,000	205,840

Medical Instruments — 0.03%
Orthofix International (a)	2,000	68,700

Telecommunications — 0.56%
Microcell Telecommunications Inc. (Class B) (a)	35,000	988,222
Song Networks (a)	1,000	12,318
Telekom Austria (a)	20,000	280,421
Telekom Austria (o)	2,800	78,792

		1,359,753

Transportation — 0.93%
Stelmar Shipping Ltd.	60,000	2,268,600

Wireless Communications — 0.05%
Rogers Wireless Communications (Class B) (a)	4,000	125,640

Total Foreign Stocks ( Identified cost $7,086,349 )		7,380,576

Preferred Stock — 0.20%

Broadcasting — 0.20%
Granite Broadcasting Corporation (a)	1,000	490,000

Total Preferred Stock ( Identified cost $560,000 )		490,000

ENTERPRISE MERGERS & ACQUISITIONS FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
U.S. Treasury Bills — 44.94%
1.41% due 10/28/04	$15,053,000	$15,037,081
1.67% due 12/23/04	25,000,000	24,903,743
1.675% due 12/30/04 (o)	35,148,000	35,000,818
1.095% due 10/14/04	35,194,000	35,180,084

Total U.S. Treasury Bills ( Identified cost $110,121,726 )		110,121,726

Other Investments — 3.26%
Securities Lending Quality Trust (y)	7,982,863	7,982,863

Total Other Investments ( Identified cost $7,982,863 )		7,982,863

Repurchase Agreement — 2.04%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04 Proceeds $4,996,201 Collateral: U.S. Treasury Bond $3,865,000, 7.50% due 11/15/16, Value $5,207,063	4,996,000	4,996,000

Total Repurchase Agreement ( Identified cost $4,996,000 )		4,996,000

Total Investments ( Identified cost $247,566,355 )		$251,054,931
Other Assets Less Liabilities — (2.46)%		(6,029,720)

Net Assets — 100%		$245,025,211

(a)	Non-income producing security.
(b)	Security is fair valued at September 30, 2004.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.

(ADR) American Depository Receipt.

See notes to Portfolios of Investments.

ENTERPRISE TECHNOLOGY FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 89.33%

Business Services — 1.98%
Automatic Data Processing Inc.	34,300	$1,417,276

Computer Hardware — 6.92%
Apple Computer Inc. (a)	35,450	1,373,687
Cisco Systems Inc. (a)	36,600	662,460
EMC Corporation (a)	129,300	1,492,122
International Business Machines Corporation	16,500	1,414,710

		4,942,979

Computer Services — 14.35%
Akamai Technologies Inc. (a)	109,200	1,534,260
Cogent Inc. (a)	3,800	69,236
Dell Inc. (a)	40,750	1,450,700
Google Inc. (a)	20,200	2,617,920
Kanbay International Inc. (a)	29,700	631,422
NAVTEQ Corporation (a)	24,100	858,924
Yahoo! Inc. (a)	91,100	3,089,201

		10,251,663

Computer Software — 24.63%
Cognos Inc. (a)	41,100	1,459,872
Intuit Inc. (a)	28,400	1,289,360
Lionbridge Technologies Inc. (a)	52,700	452,693
Microsoft Corporation	100,750	2,785,737
Novell Inc. (a)	60,050	378,916
Oracle Corporation (a)	189,100	2,133,048
PalmOne Inc. (a)	86,700	2,639,148
PalmSource Inc. (a)	117,924	2,445,744
SonicWALL Inc. (a)	312,400	2,111,824
Take-Two Interactive Software Inc. (a)	57,800	1,898,730

		17,595,072

Entertainment & Leisure — 3.20%
Netflix Inc. (a)	148,250	2,286,015

Media — 2.49%
XM Satellite Radio Holdings Inc. (Class A) (a)	57,400	1,780,548

Retail — 4.32%
eBay Inc. (a)	33,550	3,084,587

Semiconductors — 16.04%
Altera Corporation (a)	36,800	720,176
Analog Devices Inc.	38,200	1,481,396
Applied Materials Inc. (a)	112,100	1,848,529
Broadcom Corporation (Class A) (a)	26,000	709,540
Cypress Semiconductor Corporation (a)	37,550	331,942
Intel Corporation	124,000	2,487,440
Semiconductor Manufacturing International Corporation (a)	206,250	2,037,750
Skyworks Solutions Inc. (a)	36,000	342,000
Texas Instruments Inc.	70,600	1,502,368

		11,461,141

Technology — 5.01%
Garmin Ltd.	41,950	1,814,338
Symbol Technologies Inc.	139,400	1,762,016

		3,576,354

Telecommunications — 6.03%
Avaya Inc. (a)	100,150	1,396,091
Jamdat Mobile Inc. (a)	18,800	433,716
Nextel Partners Inc. (Class A) (a)	98,850	1,638,933
QUALCOMM Inc.	21,550	841,312

		4,310,052

Wireless Communications — 4.36%
Motorola Inc.	133,300	2,404,732
Spectrasite Inc. (a)	15,300	711,450

		3,116,182

Total Domestic Common Stocks ( Identified cost $55,849,249 )		63,821,869

Foreign Stocks — 7.76%

Computer Software — 2.30%
Research in Motion Ltd. (a)	21,500	1,641,310

Technology — 2.93%
Accenture Ltd. (a)	77,400	2,093,670
Telecommunications — 2.53%
Amdocs Ltd. (a)	83,000	1,811,890

Total Foreign Stocks ( Identified cost $5,422,337 )		5,546,870

Repurchase Agreement — 3.37%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $2,406,097 Collateral: U.S Treasury Bond $1,865,000 7.50% due 11/15/16, Value $2,512,593	$2,406,000	2,406,000

ENTERPRISE TECHNOLOGY FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Total Repurchase Agreement ( Identified cost $2,406,000 )		$2,406,000

Total Investments ( Identified cost $63,677,586 )		$71,774,739
Other Assets Less Liabilities — (0.46)%		(328,654)

Net Assets — 100%		$71,446,085

(a)	Non-income producing security.

See notes to Portfolios of Investments.

ENTERPRISE MANAGED FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 67.38%

Advertising — 0.45%
Lamar Advertising Company (a)	13,200	$549,252

Aerospace — 2.09%
General Dynamics Corporation	7,700	786,170
Rockwell Collins Inc.	16,000	594,240
United Technologies Corporation	12,700	1,185,926

		2,566,336

Apparel & Textiles — 0.77%
Columbia Sportswear Company	10,400	566,800
Liz Claiborne Inc.	9,900	373,428

		940,228

Automotive — 0.65%
Lear Corporation	5,550	302,198
O’Reilly Automotive Inc. (a)	13,050	499,684

		801,882

Banking — 2.44%
Bank of America Corporation	57,200	2,478,476
Zions Bancorporation	8,300	506,632

		2,985,108

Biotechnology — 0.61%
Genzyme Corporation (a)	9,300	506,013
Gilead Sciences Inc. (a)	6,400	239,232

		745,245

Building & Construction — 0.41%
D.R. Horton Inc.	15,100	499,961

Business Services — 1.03%
Aramark Corporation (Class B)	32,900	794,206
Medco Health Solutions Inc. (a)	15,100	466,590

		1,260,796

Chemicals — 1.18%
Air Products & Chemicals Inc.	7,700	418,726
Du Pont (E. I.) de Nemours & Company	23,900	1,022,920

		1,441,646

Computer Hardware — 1.18%
CDW Corporation	7,650	443,929
Cisco Systems Inc. (a)	55,600	1,006,360
Seagate Technology (Escrow shares) (a) (b)	5,700	2,337

		1,452,626

Computer Services — 3.45%
Dell Inc. (a)	29,200	1,039,520
DST Systems Inc. (a)	4,700	209,009
First Data Corporation	28,900	1,257,150
Ingram Micro Inc. (a)	6,900	111,090
Manhattan Associates Inc. (a)	8,400	205,128
Sungard Data Systems Inc. (a)	6,300	149,751
VeriSign Inc. (a)	29,100	578,508
Yahoo! Inc. (a)	19,900	674,809

		4,224,965

Computer Software — 2.86%
Cadence Design Systems Inc. (a)	17,553	228,891
Electronic Arts Inc. (a)	6,100	280,539
Microsoft Corporation	108,500	3,000,025

		3,509,455

Consumer Products — 1.53%
Gillette Company	26,000	1,085,240
Procter & Gamble Company	13,200	714,384
Yankee Candle Company Inc. (a)	2,400	69,504

		1,869,128

Consumer Services — 0.44%
ITT Educational Services Inc. (a)	15,000	540,750

Containers/Packaging — 0.91%
Pactiv Corporation (a)	47,800	1,111,350

Crude & Petroleum — 2.58%
ChevronTexaco Corporation	22,000	1,180,080
Exxon Mobil Corporation	41,000	1,981,530

		3,161,610

Drugs & Medical Products — 0.20%
Cooper Companies Inc.	3,550	243,353

Electrical Equipment — 1.99%
General Electric Company	72,500	2,434,550

Electronics — 0.57%
Engineered Support Systems Inc.	8,000	365,120
KLA-Tencor Corporation (a)	8,100	335,988

		701,108

Fiber Optics — 0.43%
Corning Inc. (a)	47,700	528,516

Finance — 0.88%
E*TRADE Group Inc. (a)	48,700	556,154
Federated Investors Inc. (Class B)	18,200	517,608

		1,073,762

Food, Beverages & Tobacco — 2.14%
Altria Group Inc.	19,500	917,280

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Constellation Brands Inc. (Class A) (a)	4,100	$156,046
Hain Celestial Group Inc. (a)	19,800	350,064
PepsiCo Inc.	24,700	1,201,655

		2,625,045
Health Care — 0.88%
Coventry Health Care Inc. (a)	4,800	256,176
Health Net Inc. (a)	11,200	276,864
Triad Hospitals Inc. (a)	10,800	371,952
Viasys Healthcare Inc. (a)	10,300	172,319

		1,077,311
Insurance — 3.27%
American International Group Inc.	26,700	1,815,333
Gallagher Arthur J & Company	19,600	649,348
Principal Financial Group	19,800	712,206
St. Paul Companies Inc.	24,960	825,178

		4,002,065
Machinery — 0.26%
Caterpillar Inc.	3,900	313,755

Manufacturing — 1.37%
3M Company	7,600	607,772
Ingersoll-Rand Company Ltd.	3,400	231,098
Precision Castparts Corporation	13,900	834,695

		1,673,565
Media — 1.53%
Time Warner Inc. (a)	116,500	1,880,310

Medical Instruments — 2.20%
Diagnostic Products Corporation	12,800	523,136
Edwards Lifesciences Corporation (a)	6,500	217,750
Fisher Scientific International Inc. (a)	9,200	536,636
Medtronic Inc.	25,200	1,307,880
Waters Corporation (a)	2,500	110,250

		2,695,652
Medical Services — 0.69%
Odyssey Healthcare Inc.	30,500	541,375
Pacificare Health Systems	8,300	304,610

		845,985
Metals & Mining — 0.90%
Alcoa Inc.	25,100	843,109
Freeport McMoRan Copper & Gold (Class B) (a)	6,500	263,250

		1,106,359
Misc. Financial Services — 4.57%
Ambac Financial Group Inc.	6,350	507,683
American Express Company	9,000	463,140
Citigroup Inc.	50,800	2,241,296
Countrywide Financial Corporation	20,118	792,448
Fannie Mae	5,800	367,720
Merrill Lynch & Company Inc.	24,700	1,228,084

		5,600,371
Oil Services — 2.83%
Apache Corporation	23,000	1,152,530
Chesapeake Energy Corporation	43,400	687,022
Ensco International Inc.	11,100	362,637
Schlumberger Ltd.	17,000	1,144,270
XTO Energy Inc.	3,600	116,928

		3,463,387
Paper & Forest Products — 0.51%
International Paper Company	15,600	630,396

Pharmaceuticals — 5.48%
Abbott Laboratories	29,300	1,241,148
Eli Lilly & Company	15,600	936,780
King Pharmaceuticals Inc. (a)	17,100	204,174
Pfizer Inc.	65,600	2,007,360
Schering-Plough Corporation	54,000	1,029,240
Watson Pharmaceuticals Inc. (a)	8,100	238,626
Wyeth	28,100	1,050,940

		6,708,268
Retail — 5.20%
Chico’s FAS Inc. (a)	3,700	126,540
Coach Inc. (a)	4,000	169,680
Fastenal Company	4,700	270,720
Gap Inc.	30,000	561,000
Guitar Center Inc. (a)	1,500	64,950
Lowe’s Companies Inc.	25,000	1,358,750
Michaels Stores Inc.	16,200	959,202
Pacific Sunwear of California (a)	20,050	422,052
PETCO Animal Supplies Inc. (a)	14,200	463,772
Petsmart Inc.	8,000	227,120
Staples Inc.	20,600	614,292
Wal-Mart Stores Inc.	21,200	1,127,840

		6,365,918
Semiconductors — 3.27%
Analog Devices Inc.	16,600	643,748
Applied Materials Inc. (a)	34,900	575,501
Fairchild Semiconductor International (Class A) (a)	14,900	211,133
Intel Corporation	42,300	848,538
International Rectifier Corporation (a)	4,800	164,640
Novellus Systems Inc. (a)	6,200	164,858
Texas Instruments Inc.	45,600	970,368
Varian Semi Equipment Associates Inc. (a)	13,800	426,420

		4,005,206

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Technology — 0.20%
SanDisk Corporation (a)	8,600	$250,432

Telecommunications — 1.32%
Polycom Inc. (a)	36,800	729,376
Sprint Corporation	43,900	883,707

		1,613,083
Transportation — 2.25%
CSX Corporation	35,400	1,175,280
FedEx Corporation	10,238	877,294
Norfolk Southern Corporation	10,800	321,192
Yellow Roadway Corporation (a)	8,300	389,187

		2,762,953
Utilities — 0.62%
Southern Company	25,400	761,492

Wireless Communications — 1.24%
Motorola Inc.	37,800	681,912
Nextel Communications Inc. (Class A) (a)	34,900	832,016

		1,513,928

Total Domestic Common Stocks ( Identified cost $77,858,388 )		82,537,108

Foreign Stocks — 1.34%

Drugs & Medical Products — 0.23%
Biovail Corporation (a)	16,200	280,260

Manufacturing — 1.11%
Tyco International Ltd.	44,400	1,361,304

Total Foreign Stocks ( Identified cost $1,463,638 )		1,641,564

Corporate Bonds — 6.54%

Aerospace — 0.07%
McDonnell Douglas Corporation 6.875% due 11/01/06	$75,000	80,566

Airlines — 0.21%
American Airlines Inc. 7.024% due 10/15/09	75,000	73,701
American Airlines Inc. 3.857% due 01/09/12	13,808	13,618
Continental Airlines Inc. 6.703% due 12/15/22	108,469	101,085
Delta Air Lines Inc. (o) 7.111% due 03/18/13	75,000	67,356

		255,760
Automotive — 0.09%
DaimlerChrysler North America Holding Company, 7.20% due 09/01/09	100,000	112,557

Banking — 0.15%
First Union National Bank 7.875% due 02/15/10	100,000	117,779
NCNB Corporation 10.20% due 07/15/15	50,000	69,565

		187,344
Broadcasting — 0.06%
Clear Channel Communications 6.00% due 11/01/06	50,000	52,503
Liberty Media Corporation 7.75% due 07/15/09	20,000	22,193

		74,696
Building & Construction — 0.20%
Centex Corporation 5.80% due 09/15/09	100,000	106,614
Masco Corporation 5.875% due 07/15/12	50,000	53,778
Pulte Homes Inc. 6.25% due 02/15/13	75,000	80,102

		240,494
Cable — 0.14%
Cox Communications Inc. 7.125% due 10/01/12	50,000	54,254
TCI Communications Inc. 8.75% due 08/01/15	50,000	62,323
TCI Communications Inc. 7.125% due 02/15/28	50,000	54,487

		171,064
Chemicals — 0.12%
Dow Chemical Company 6.00% due 10/01/12	50,000	54,011
Monsanto Company 7.375% due 08/15/12	50,000	58,542
Potash Corporation Saskatchewan Inc., 7.75% due 05/31/11	25,000	29,475

		142,028

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Electrical Equipment — 0.03%
Oncor Electric Delivery Company 6.375% due 05/01/12	$30,000	$33,212

Energy — 0.69%
Alabama Power Company 5.875% due 12/01/22	50,000	51,892
Alliant Energy Resources Inc. 9.75% due 01/15/13	25,000	32,628
American Electric Power Inc. 6.125% due 05/15/06	100,000	104,837
Calenergy Inc. 7.52% due 09/15/08	30,000	33,654
Consolidated Natural Gas Company 5.375% due 11/01/06	50,000	52,019
Florida Power & Light Company 5.85% due 02/01/33	25,000	25,986
Florida Power Corporation 5.90% due 03/01/33	50,000	50,752
Keyspan Corporation 6.15% due 06/01/06	40,000	41,983
NSTAR 8.00% due 02/15/10	75,000	88,675
Old Dominion Electric Cooperative, 6.25% due 06/01/11	105,000	116,286
Peco Energy Company 4.75% due 10/01/12	30,000	30,460
Pennsylvania Electric Company 6.625% due 04/01/19	25,000	27,082
PSEG Power 7.75% due 04/15/11	75,000	87,322
Scana Corporation 6.25% due 02/01/12	30,000	32,911
Southern California Edison Company, 5.00% due 01/15/14	35,000	35,598
Wisconsin Energy Corporation 6.50% due 04/01/11	35,000	38,758

		850,843
Finance — 0.36%
Erac USA Finance Company (144A) 8.00% due 01/15/11	90,000	106,665
Household Finance Corporation 6.375% due 10/15/11	125,000	137,775
Newcourt Credit Group Inc. 6.875% due 02/16/05	150,000	152,523
PPL Capital Funding Inc. 6.79% due 11/22/04	50,000	50,287

		447,250
Food, Beverages & Tobacco — 0.28%
Altria Group Inc 7.00% due 11/04/13	55,000	57,385
Altria Group Inc. 7.75% due 01/15/27	25,000	26,408
Archer-Daniels Midland Company 8.875% due 04/15/11	30,000	37,455
General Mills Inc. 6.00% due 02/15/12	35,000	37,699
Kraft Foods Inc. 4.625% due 11/01/06	35,000	35,994
Tyson Foods Inc. 6.625% due 10/01/04	50,000	50,000
Unilever Capital Corporation 5.90% due 11/15/32	25,000	25,906
Whitman Corporation 6.50% due 02/01/06	75,000	78,311

		349,158
Health Care — 0.02%
Healthcare Realty Trust Inc. 8.125% due 05/01/11	25,000	29,216

Hotels & Restaurants — 0.04%
Tricon Global Restaurants Inc. 7.65% due 05/15/08	45,000	50,771

Insurance — 0.87%
Ace Capital Trust 9.70% due 04/01/30	100,000	137,505
American General Corporation 7.50% due 08/11/10	175,000	204,408
Amerus Group Company 6.95% due 06/15/05	50,000	51,235
Everest Reinsurance Holdings Inc., 8.50% due 03/15/05	50,000	51,189
Fidelity National Financial Inc. 7.30% due 08/15/11	40,000	45,695
John Hancock Global Funding (144A), 7.90% due 07/02/10	100,000	118,113
Liberty Mutual Insurance Company (144A), 7.697% due 10/15/97	60,000	62,572
Marsh & Mclennan Companies Inc. 5.875% due 08/01/33	50,000	49,754
Mercury General Corporation 7.25% due 08/15/11	75,000	84,940
Prudential Insurance Company America (144A), 6.375% due 07/23/06	100,000	106,280
Renaissancere Holdings Ltd. 5.875% due 02/15/13	90,000	94,887
Safeco Corporation 4.875% due 02/01/10	30,000	30,971
W.R. Berkley Corporation 5.875% due 02/15/13	30,000	31,127

		1,068,676
Machinery — 0.05%
Caterpillar Inc. 6.55% due 05/01/11	50,000	56,579

Media — 0.17%
AOL Time Warner Inc. 7.70% due 05/01/32	100,000	116,280
News America Holdings Inc. 7.75% due 01/20/24	75,000	87,547

		203,827
Medical Services — 0.05%
Cardinal Health Inc. 6.25% due 07/15/08	30,000	31,664
Cardinal Health Inc. 7.00% due 10/15/26	25,000	25,309

		56,973

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Metals & Mining — 0.13%
Alcoa Inc. 6.50% due 06/01/11	$75,000	$84,226
Noram Energy Corporation 6.50% due 02/01/08	75,000	80,675

		164,901
Misc. Financial Services — 1.16%
Citigroup Inc 5.00% due 09/15/14	212,000	212,264
Ford Motor Credit Company 7.25% due 10/25/11	225,000	243,481
General Electric Capital Corporation, 6.125% due 02/22/11	180,000	198,484
General Motors Acceptance Corporation, 6.875% due 08/28/12	175,000	181,844
Goldman Sachs Group Inc. 6.875% due 01/15/11	100,000	112,930
Hartford Financial Services Group Inc., 7.90% due 06/15/10	50,000	58,953
Merrill Lynch & Company Inc. 6.00% due 02/17/09	150,000	162,403
Morgan Stanley Group Inc. 6.75% due 04/15/11	150,000	168,083
USA Interactive 7.00% due 01/15/13	75,000	82,079

		1,420,521
Oil Services — 0.77%
Burlington Resources Financial Company, 7.40% due 12/01/31	25,000	30,237
ChevronTexaco Capital Company 3.50% due 09/17/07	75,000	75,701
Conagra Inc. 7.875% due 09/15/10	100,000	117,879
Duke Energy Field Services 5.75% due 11/15/06	35,000	36,616
Energen Corporation 7.625% due 12/15/10	50,000	58,436
Halliburton Company 5.50% due 10/15/10	15,000	15,714
Kinder Morgan Energy Partners 6.75% due 03/15/11	80,000	89,111
Kinder Morgan Inc. 6.50% due 09/01/12	70,000	76,968
Motiva Enterprises (144A) 5.20% due 09/15/12	125,000	129,151
Murphy Oil Corporation 6.375% due 05/01/12	50,000	55,047
Northern Border Partners 8.875% due 06/15/10	40,000	47,883
Tosco Corporation 7.625% due 05/15/06	70,000	74,905
Transocean Sedco Forex 6.625% due 04/15/11	35,000	39,084
Valero Energy Corporation 7.50% due 04/15/32	80,000	93,529

		940,261
Paper & Forest Products — 0.25%
International Paper Company 6.75% due 09/01/11	100,000	111,432
Temple Inland Inc. 7.875% due 05/01/12	50,000	59,052
Westvaco Corporation 7.95% due 02/15/31	40,000	47,415
Weyerhaeuser Company 6.75% due 03/15/12	25,000	28,035
Weyerhaeuser Company 7.95% due 03/15/25	25,000	29,786
Willamette Industries Inc. 7.00% due 02/01/18	25,000	27,895

		303,615

Pharmaceuticals — 0.05%
Bristol Myers Squibb Company 4.75% due 10/01/06	30,000	31,000
Schering Plough Corporation 5.30% due 12/01/13	30,000	31,047

		62,047

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Real Estate — 0.16%
AMB Property 7.50% due 06/30/18	$70,000	$81,046
Duke Realty Corporation 5.25% due 01/15/10	50,000	52,582
Liberty Property Trust 8.50% due 08/01/10	50,000	60,271

		193,899
Retail — 0.14%
Lowe’s Companies Inc. 6.50% due 03/15/29	50,000	55,309
Staples Inc. 7.375% due 10/01/12	50,000	57,921
Wal-Mart Stores Inc. 8.00% due 09/15/06	50,000	54,676

		167,906

Telecommunications — 0.23%
CenturyTel Inc. 7.875% due 08/15/12	25,000	29,059
SBC Communications Inc. 5.875% due 08/15/12	50,000	53,452
Verizon Global Funding Corporation, 7.375% due 09/01/12	170,000	198,518

		281,029

Wireless Communications — 0.05%
AT&T Wireless Services Inc. 8.75% due 03/01/31	50,000	65,651

Total Corporate Bonds ( Identified cost $7,555,164 )		8,010,844

Foreign Bonds — 0.94%

Banking — 0.17%
Bayerische Landesbank Girozentrale, 5.65% due 02/01/09	35,000	37,564
Mizuho Financial Group (144A) 5.79% due 04/15/14	100,000	103,173
National Australia Bank Ltd. 8.60% due 05/19/10	25,000	30,036
Royal Bank of Scotland Group 6.375% due 02/01/11	35,000	38,697

		209,470

Insurance — 0.14%
Dai Ichi Mutual Life Insurance Company (144A), 5.73% due 03/17/14	100,000	102,051
XL Capital Finance Europe 6.50% due 01/15/12	60,000	65,870

		167,921

Media — 0.02%
Grupo Televisa 8.50% due 03/11/32	20,000	22,350

Misc. Financial Services — 0.22%
Canadian Oil Sands Ltd. (144A) 7.90% due 09/01/21	50,000	57,895
Pemex Project Funding Master Trust, 9.125% due 10/13/10	90,000	107,100
UFJ Finance 6.75% due 07/15/13	100,000	110,877

		275,872

Oil Services — 0.07%
Canadian Natural Resources Ltd. 6.45% due 06/30/33	25,000	26,741
Petroleos Mexicano 9.50% due 09/15/27	50,000	60,900

		87,641

Telecommunications — 0.27%
British Telecommunications 8.875% due 12/15/04	50,000	65,685
Deutsche Telekom International 8.50% due 12/15/04	25,000	29,965
France Telecom 8.50% due 03/01/05	100,000	119,708
Singapore Telecommunications (144A), 7.375% due 12/01/31	100,000	117,985

		333,343

Wireless Communications — 0.05%
Vodafone Airtouch 7.75% due 02/15/10	50,000	58,653

Total Foreign Bonds ( Identified cost $1,093,779 )		1,155,250

Asset-Backed Securities — 1.13%

Automotive — 0.51%
Capital One Auto Receivables, Series 2002-1, Class A4, 4.16% due 07/16/07	174,243	175,557
Capital One Auto Financial Trust, Series 2002-B, Class A4A, 3.32% due 04/15/09	250,000	252,023
Nissan Auto Receivables, Series 2002-B, Class A4, 4.60% due 09/17/07	200,000	202,612

		630,192

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Banking — 0.17%
MBNA Credit Card Master Trust, Series 2002-A1, Class A1, 4.95% due 06/15/09	$200,000	$208,946

Misc. Financial Services — 0.39%
American Express Credit Corporation, Series 2000-1, Class A, 7.20% due 09/17/07	125,000	127,387
Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8, 4.10% due 12/07/06	200,000	200,818
Onyx Acceptance Owner Trust, Series 2001-D, Class A4, 4.32% due 10/15/08	145,177	146,474

		474,679

Utilities — 0.06%
Massachusetts Special Purpose Trust, Series 1999-1, Class A3, 6.62% due 03/15/07	67,027	68,377

Total Asset-Backed Securities ( Identified cost $1,395,077 )		1,382,194

Foreign Government Obligations — 0.07%
South Africa Republic 6.50% due 06/02/14	15,000	16,012
Trinidad & Tobago Republic (REG S), 9.75% due 07/01/20	50,000	67,750

		83,762

Total Foreign Government Obligations ( Identified cost $75,378 )		83,762

Collateralized Mortgage Obligations — 1.90%

Misc. Financial Services — 1.90%
Asset Securitization Corporation, Series 1997-D4, Class A4, 7.49% due 04/14/29	149,916	162,906
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A2, 6.48% due 02/15/35	200,000	223,652
Bear Stearns Commercial Mortgage Securities Inc., Series 2003-T12, Class A4, 4.68% due 08/13/39	150,000	150,338
Chase Commercial Mortgage Securities Corporation, Series 1998-2, Class A2, 6.39% due 11/18/30	145,000	158,419
Greenwich Capital Commercial Funding Corporation, 5.317% due 01/05/36	200,000	208,435
Greenwich Capital Commercial Funding Corporation, Series 2003-C2, Class A4, 4.915% due 01/05/36	150,000	152,661
Morgan Stanley Dean Witter Capital Corporation, Series 1998-WF1, Class A2, 6.55% due 03/15/30	200,000	216,306
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP1, Class A4, 6.66% due 02/15/33	75,000	84,350
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP3, Class A4, 6.39% due 07/15/33	200,000	223,005
Morgan Stanley Dean Witter Capital Corporation, Series 2001-TOP5, Class A4, 6.39% due 10/15/35	200,000	223,352
Morgan Stanley Dean Witter Capital Corporation, Series 2002-HQ, Class A3, 6.51% due 04/15/34	45,000	50,343

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Morgan Stanley Dean Witter Capital Corporation, Series 2002-TOP7, Class A2, 5.98% due 01/15/39	$200,000	$218,887
Nomura Asset Securities Corporation, Series 1998-D6, Class A1B, 6.59% due 03/15/30	50,000	54,783
UBS Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.462% due 03/15/31	180,000	202,336

		2,179,435

Total Collateralized Mortgage Obligations ( Identified cost $2,309,799 )		2,329,773

U. S. Treasury Obligations — 3.55%

U. S. Treasury Bills — 1.00%
1.40% due 11/12/04 (s)	25,000	24,959
1.52% due 11/18/04	1,200,000	1,197,568
1.683% due 12/23/04 (s)	10,000	9,963

		1,232,490
U. S. Treasury Bonds — 2.55%
7.50% due 11/15/16	325,000	417,663
9.125% due 05/15/18	100,000	146,269
7.875% due 02/15/21	675,000	913,386
8.125% due 05/15/21	830,000	1,149,550
6.25% due 08/15/23	430,000	502,126

		3,128,994

Total U. S. Treasury Obligations ( Identified cost $4,305,567)		4,361,484

Agency Obligations — 10.89%

Fannie Mae — 5.33%
6.97% due 06/01/05	241,441	273,412
6.525% due 06/01/09	232,712	255,280
7.125% due 06/15/10	400,000	464,070
6.03% due 05/01/11	241,294	265,993
6.009% due 11/01/11	207,220	227,534
5.636% due 12/01/11	241,915	258,954
6.115% due 02/01/12	243,393	267,728
5.898% due 04/01/12	231,776	251,702
7.00% due 02/01/16	207,519	220,256
6.00% due 09/01/16	160,092	167,982
5.50% due 12/01/16	394,626	408,906
5.50% due 12/01/17	362,481	375,452
6.00% due 12/01/17	372,526	390,872
5.00% due 05/01/18	399,676	406,910
5.00% due 02/01/19	1,149,667	1,169,670
5.00% due 05/01/19	654,362	665,658
5.00% due 11/01/33	463,710	460,017

		6,530,396

Federal Home Loan Banks — 0.88%
4.125% due 01/14/05	1,000,000	1,006,284
5.75% due 05/15/12	70,000	76,328

		1,082,612

Freddie Mac — 1.84%
7.00% due 07/15/05	690,000	715,351
5.50% due 09/15/11	400,000	430,791
6.50% due 01/01/17	542,968	574,751
7.00% due 06/01/29	22,760	24,177
6.00% due 07/01/34	491,879	508,607

		2,253,677

Ginnie Mae — 2.84%
7.00% due 01/15/28	46,989	50,181
7.00% due 03/15/28	51,661	55,170
7.00% due 04/15/28	59,920	63,990
7.00% due 06/15/28	146,706	156,672
6.50% due 08/15/28	407,015	430,724
6.50% due 10/15/28	8,198	8,676
7.00% due 12/15/28	18,809	20,087
7.00% due 02/15/29	48,415	51,679
7.00% due 08/15/31	76,870	82,011
7.00% due 10/15/31	151,230	161,345
6.50% due 11/15/31	325,148	343,456
7.00% due 02/15/32	82,920	88,446
6.00% due 09/15/32	534,695	555,229
6.00% due 06/15/33	87,352	90,698
5.00% due 07/15/33	855,819	853,700
5.00% due 12/01/99	465,000	462,384

		3,474,448

Total Agency Obligations ( Identified cost $13,275,045 )		13,341,133

Repurchase Agreement — 5.87%
State Street Bank & Trust Repurchase Agreement, 1.45% due 10/01/04
Proceeds $7,187,289 Collateral: U.S. Treasury Bond $5,560,000, 7.50% due 11/15/16, Value $7,490,626	7,187,000	7,187,000

Total Repurchase Agreement ( Identified cost $7,187,000 )		7,187,000

Registered Investment Company — 0.75%
Midcap SPDR Trust	8,400	910,728

Total Registered Investment Company ( Identified cost $901,978 )		910,728

ENTERPRISE MANAGED FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Total Investments ( Identified cost $117,420,813 )		$122,940,840

Other Assets Less Liabilities — (0.37)%		(451,647)

Net Assets — 100%		$122,489,193

(a)	Non-income producing security
(b)	Security is fair valued at September 30, 2004.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(s)	Security segregated as collateral for open futures contracts.
(y)	Represents investment of cash collateral received from securities on loan.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(SPDR)	Standard & Poors Depository Receipt.
(REG S)	Regulation S Security. Security is offered and sold outside the United States, therefore, it need not be registered with the SEC under rules 903 & 904 of the Securities Act of 1933.
(TBA)	To Be Announced. Certain security specific details such as final par amount and maturity date have not yet been determined.

Open futures contracts as of September 30, 2004 are as follows:

Description	Expiration Month	Contracts	Unrealized Appreciation (Depreciation)
Short S&P 500 Index	12/04	1	$908
Short U.S. 5-Year Treasury Notes	12/04	15	(5,717)

			$(4,809)

See notes to Portfolios of Investments.

ENTERPRISE STRATEGIC ALLOCATION FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Common Stocks — 94.54%

Advertising — 0.19%
Interpublic Group of Companies Inc. (a)	1,500	$15,885
Monster Worldwide Inc. (a)	400	9,856
Omnicom Group Inc.	600	43,836

		69,577

Aerospace — 1.96%
Boeing Company	2,900	149,698
General Dynamics Corporation	700	71,470
Goodrich Corporation	400	12,544
Honeywell International Inc.	2,900	103,994
Lockheed Martin Corporation	1,500	83,670
Northrop Grumman Corporation	1,200	63,996
Raytheon Company	1,600	60,768
Rockwell Collins Inc.	600	22,284
United Technologies Corporation	1,700	158,746

		727,170

Apparel & Textiles — 0.14%
Jones Apparel Group Inc.	500	17,900
Liz Claiborne Inc.	400	15,088
V. F. Corporation	400	19,780

		52,768

Automotive — 0.94%
AutoNation Inc. (a)	1,000	17,080
Cummins Inc.	200	14,778
Delphi Automotive Systems Corporation	2,100	19,509
Ford Motor Company	6,300	88,515
General Motors Corporation	2,000	84,960
Genuine Parts Company	600	23,028
Goodyear Tire & Rubber Company (a)	700	7,518
Johnson Controls Inc.	700	39,767
Navistar International Corporation (a)	300	11,157
Paccar Inc.	600	41,472

		347,784

Banking — 7.90%
AmSouth Bancorporation	1,200	29,280
Bank of America Corporation	13,800	597,954
Bank of New York Company Inc.	2,700	78,759
BB & T Corporation	1,900	75,411
Comerica Inc.	600	35,610
Fifth Third Bancorp	1,900	93,518
First Horizon National Corporation	400	17,344
Golden West Financial Corporation	500	55,475
Huntington Bancshares Inc.	800	19,928
J. P. Morgan Chase & Company	12,116	481,369
KeyCorp	1,400	44,240
M & T Bank Corporation	400	38,280
Marshall & Ilsley Corporation	800	32,240
Mellon Financial Corporation	1,500	41,535
National City Corporation	2,200	84,964
North Fork Bancorporation Inc.	600	26,670
Northern Trust Corporation	800	32,640
PNC Financial Services Group	1,000	54,100
Regions Financial Corporation	1,600	52,896
SouthTrust Corporation	1,100	45,826
Sovereign Bancorp Inc.	1,200	26,184
SunTrust Banks Inc.	1,000	70,410
Synovus Financial Corporation	1,100	28,765
U.S. Bancorp	6,300	182,070
Wachovia Corporation	4,400	206,580
Washington Mutual Inc.	3,000	117,240
Wells Fargo & Company	5,700	339,891
Zions Bancorporation	300	18,312

		2,927,491

Basic Industries — 0.02%
Allegheny Technologies Inc.	400	7,300

Biotechnology — 1.10%
Amgen Inc. (a)	4,300	243,724
Applied Biosystems Group - Applera Corporation	700	13,209
Chiron Corporation (a)	700	30,940
Genzyme Corporation (a)	800	43,528
Gilead Sciences Inc. (a)	1,500	56,070
MedImmune Inc. (a)	900	21,330

		408,801

Broadcasting — 0.80%
Clear Channel Communications Inc.	2,000	62,340
Univision Communications Inc. (Class A) (a)	1,100	34,771
Viacom Inc. (Class B)	5,900	198,004

		295,115

Building & Construction — 0.26%
Masco Corporation	1,500	51,795
Pulte Homes Inc.	400	24,548
Vulcan Materials Company	400	20,380

		96,723

Business Services — 0.56%
Automatic Data Processing Inc.	2,000	82,640
Medco Health Solutions Inc. (a)	900	27,810
Paychex Inc.	1,300	39,195
Robert Half International Inc.	600	15,462
Xerox Corporation (a)	2,900	40,832

		205,939

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Cable — 0.58%
Comcast Corporation (Class A) (a)	7,600	$214,624

Chemicals — 1.50%
Air Products & Chemicals Inc.	800	43,504
Ashland Inc.	300	16,824
Dow Chemical Company	3,200	144,576
Du Pont (E. I.) de Nemours & Company	3,400	145,520
Eastman Chemical Company	300	14,265
Ecolab Inc.	900	28,296
Engelhard Corporation	500	14,175
Monsanto Company	900	32,778
PPG Industries Inc.	600	36,768
Praxair Inc.	1,100	47,014
Rohm & Haas Company	800	34,376

		558,096

Computer Hardware — 3.41%
Apple Computer Inc. (a)	1,300	50,375
Cisco Systems Inc. (a)	23,000	416,300
EMC Corporation (a)	8,200	94,628
Gateway Inc. (a)	1,400	6,930
Hewlett-Packard Company	10,300	193,125
International Business Machines Corporation	5,700	488,718
NCR Corporation (a)	300	14,877

		1,264,953

Computer Services — 2.37%
Affiliated Computer Services Inc. (a)	400	22,268
Computer Sciences Corporation (a)	600	28,260
Dell Inc. (a)	8,500	302,600
Electronic Data Systems Corporation	1,800	34,902
First Data Corporation	2,900	126,150
Fiserv Inc. (a)	700	24,402
Network Appliance Inc. (a)	1,200	27,600
Sabre Holdings Corporation	500	12,265
Sun Microsystems Inc. (a)	11,400	46,056
Sungard Data Systems Inc. (a)	1,000	23,770
Symantec Corporation (a)	1,100	60,368
Unisys Corporation (a)	1,200	12,384
Yahoo! Inc. (a)	4,600	155,986

		877,011

Computer Software — 4.11%
Adobe Systems Inc.	800	39,576
Autodesk Inc.	400	19,452
BMC Software Inc. (a)	800	12,648
Citrix Systems Inc. (a)	600	10,512
Computer Associates International Inc.	2,000	52,600
Compuware Corporation (a)	1,400	7,210
Electronic Arts Inc. (a)	1,000	45,990
Intuit Inc. (a)	700	31,780
Mercury Interactive Corporation (a)	300	10,464
Microsoft Corporation	36,900	1,020,285
Novell Inc. (a)	1,400	8,834
Oracle Corporation (a)	17,600	198,528
PeopleSoft Inc. (a)	1,300	25,805
Siebel Systems Inc. (a)	1,800	13,572
Veritas Software Corporation (a)	1,500	26,700

		1,523,956

Conglomerates — 0.09%
Textron Inc.	500	32,135

Construction — 0.14%
Centex Corporation	400	20,184
Fluor Corporation	300	13,356
KB Home	200	16,898

		50,438

Consumer Durables — 0.19%
Dana Corporation	600	10,614
Harley-Davidson Inc.	1,000	59,440

		70,054

Consumer Non-Durables — 0.19%
Avon Products Inc.	1,600	69,888

Consumer Products — 2.92%
Alberto-Culver Company	300	13,044
Black & Decker Corporation	300	23,232
Brunswick Corporation	300	13,728
Clorox Company	700	37,310
Colgate-Palmolive Company	1,800	81,324
Eastman Kodak Company	1,000	32,220
Gillette Company	3,400	141,916
International Flavors & Fragrances Inc.	300	11,460
Kimberly-Clark Corporation	1,700	109,803
Mattel Inc.	1,500	27,195
Newell Rubbermaid Inc.	1,000	20,040
Nike, Inc. (Class B)	900	70,920
Procter & Gamble Company	8,600	465,432
Sherwin-Williams Company	500	21,980
Whirlpool Corporation	200	12,018

		1,081,622

Consumer Services — 0.78%
United Parcel Service Inc.	3,800	288,496

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Containers/Packaging — 0.07%
Pactiv Corporation (a)	600	$13,950
Sealed Air Corporation (a)	300	13,905

		27,855

Crude & Petroleum — 4.33%
Anadarko Petroleum Corporation	900	59,724
Burlington Resources Inc.	1,300	53,040
ChevronTexaco Corporation	7,200	386,208
Exxon Mobil Corporation	22,100	1,068,093
Unocal Corporation	900	38,700

		1,605,765

Drugs & Medical Products — 0.17%
Becton, Dickinson & Company	900	46,530
Thermo Electron Corporation (a)	600	16,212

		62,742

Education — 0.14%
Apollo Group Inc. (Class A) (a)	700	51,359

Electrical Equipment — 3.50%
Emerson Electric Company	1,400	86,646
General Electric Company	35,800	1,202,164
Tektronix Inc.	300	9,975

		1,298,785

Electronics — 0.27%
KLA-Tencor Corporation (a)	700	29,036
PerkinElmer Inc.	500	8,610
QLogic Corporation (a)	300	8,883
Rockwell Automation Inc.	600	23,220
Sanmina-SCI Corporation (a)	1,800	12,690
Solectron Corporation (a)	3,400	16,830

		99,269

Energy — 1.21%
AES Corporation (a)	2,300	22,977
American Power Conversion Corporation	700	12,173
Calpine Corporation (a) (o)	1,700	4,930
Centerpoint Energy Inc.	1,200	12,432
Cinergy Corporation	700	27,720
DTE Energy Company	600	25,314
Duke Energy Corporation	3,300	75,537
Entergy Corporation	800	48,488
Exelon Corporation	2,300	84,387
Progress Energy Inc.	900	38,106
TXU Corporation	1,000	47,920
Williams Companies Inc.	1,800	21,780
Xcel Energy Inc.	1,500	25,980

		447,744

Entertainment & Leisure — 0.76%
Carnival Corporation	2,200	104,038
Harrah’s Entertainment Inc.	400	21,192
Walt Disney Company	7,000	157,850

		283,080

Fiber Optics — 0.20%
CIENA Corporation (a)	2,200	4,356
Corning Inc. (a)	4,800	53,184
JDS Uniphase Corporation (a)	5,000	16,850

		74,390

Finance — 1.95%
Capital One Financial Corporation	800	59,120
E Trade Group Inc. (a)	1,300	14,846
Equifax Inc.	500	13,180
Franklin Resources Inc.	900	50,184
Goldman Sachs Group Inc.	1,700	158,508
H&R Block Inc.	600	29,652
Lehman Brothers Holdings Inc.	900	71,748
MBNA Corporation	4,300	108,360
MGIC Investment Corporation	300	19,965
Moody’s Corporation	500	36,625
Providian Financial Corporation (a)	1,000	15,540
SLM Corporation	1,500	66,900
State Street Corporation	1,200	51,252
T. Rowe Price Group Inc.	500	25,470

		721,350

Food, Beverages & Tobacco — 4.72%
Albertson’s Inc.	1,300	31,109
Altria Group Inc.	6,900	324,576
Anheuser-Busch Companies Inc.	2,700	134,865
Archer-Daniels-Midland Company	2,300	39,054
Brown-Forman Corporation (Class B)	400	18,320
Campbell Soup Company	1,400	36,806
Coca-Cola Company	8,200	328,410
Coca-Cola Enterprises Inc.	1,600	30,240
Conagra Inc.	1,800	46,278
Fortune Brands Inc.	500	37,045
General Mills Inc.	1,300	58,370
H.J. Heinz Company	1,200	43,224
Hershey Foods Corporation	800	37,368
Kellogg Company	1,400	59,724
McCormick & Company Inc.	500	17,170
Pepsi Bottling Group Inc.	900	24,435
PepsiCo Inc.	5,700	277,305
Sara Lee Corporation	2,700	61,722
SUPERVALU Inc.	500	13,775
Sysco Corporation	2,200	65,824
Wendy’s International Inc.	400	13,440
Wrigley (William Jr.) Company	800	50,648

		1,749,708

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Gaming — 0.12%
International Game Technology	1,200	$43,140

Health Care — 1.04%
Aetna Inc.	500	49,965
Anthem Inc. (a)	500	43,625
Bausch & Lomb Inc.	200	13,290
HCA Inc.	1,700	64,855
McKesson Corporation	1,000	25,650
Tenet Healthcare Corporation (a)	1,700	18,343
UnitedHealth Group Inc.	2,300	169,602

		385,330

Hotels & Restaurants — 0.89%
Darden Restaurants Inc.	600	13,992
Hilton Hotels Corporation	1,400	26,376
Marriott International Inc. (Class A)	800	41,568
McDonald’s Corporation	4,200	117,726
Starbucks Corporation (a)	1,300	59,098
Starwood Hotels & Resorts Worldwide Inc.	700	32,494
Yum Brands Inc.	1,000	40,660

		331,914

Insurance — 4.21%
AFLAC Inc.	1,700	66,657
Allstate Corporation	2,300	110,377
American International Group Inc.	8,800	598,312
Aon Corporation	1,100	31,614
Chubb Corporation	700	49,196
Cigna Corporation	500	34,815
Cincinnati Financial Corporation	600	24,732
Hartford Financial Services Group Inc.	1,000	61,930
Jefferson-Pilot Corporation	500	24,830
Lincoln National Corporation	600	28,200
Loews Corporation	600	35,100
Marsh & McLennan Companies Inc.	1,800	82,368
MetLife Inc.	2,500	96,625
Principal Financial Group	1,100	39,567
Progressive Corporation	700	59,325
Prudential Financial Inc.	1,700	79,968
SAFECO Corporation	500	22,825
St. Paul Companies Inc.	2,300	76,038
Torchmark Corporation	400	21,272
UnumProvident Corporation	1,100	17,259

		1,561,010

Machinery — 0.49%
Caterpillar Inc.	1,200	96,540
Deere & Company	800	51,640
Pitney Bowes Inc.	800	35,280

		183,460

Manufacturing — 1.84%
3M Company	2,700	215,919
American Standard Companies Inc. (a)	700	27,237
Avery Dennison Corporation	400	26,312
Ball Corporation	400	14,972
Cintas Corporation	600	25,224
Danaher Corporation	1,000	51,280
Dover Corporation	700	27,209
Eaton Corporation	500	31,705
Illinois Tool Works Inc.	1,000	93,170
Ingersoll-Rand Company Ltd.	600	40,782
ITT Industries Inc.	300	23,997
Leggett & Platt Inc.	700	19,670
Molex Inc.	700	20,874
Pall Corporation	500	12,240
Parker-Hannifin Corporation	400	23,544
Stanley Works	300	12,759
W.W. Grainger Inc.	300	17,295

		684,189

Media — 0.88%
Gannett Company Inc.	900	75,384
Time Warner Inc. (a)	15,600	251,784

		327,168

Medical Instruments — 1.84%
Biomet Inc.	900	42,192
Boston Scientific Corporation (a)	2,900	115,217
C.R. Bard Inc.	400	22,652
Fisher Scientific International Inc. (a)	400	23,332
Guidant Corporation	1,100	72,644
Medtronic Inc.	4,100	212,790
St. Jude Medical Inc. (a)	600	45,162
Stryker Corporation	1,400	67,312
Waters Corporation (a)	400	17,640
Zimmer Holdings Inc. (a)	800	63,232

		682,173

Medical Services — 0.93%
Baxter International Inc.	2,100	67,536
Biogen Idec Inc. (a)	1,200	73,404
Cardinal Health Inc.	1,500	65,655
Health Management Associates Inc. (Class A)	900	18,387
Humana Inc. (a)	600	11,988
IMS Health Inc.	800	19,136
Quest Diagnostics Inc.	400	35,288
WellPoint Health Networks Inc. (a)	500	52,545

		343,939

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Metals & Mining — 0.64%
Alcoa Inc.	3,000	$100,770
Freeport McMoRan Copper & Gold (Class B)	600	24,300
Newmont Mining Corporation	1,500	68,295
Nucor Corporation	300	27,411
United States Steel Corporation	400	15,048

		235,824

Misc. Financial Services — 5.20%
Ambac Financial Group Inc.	400	31,980
American Express Company	4,300	221,278
Bear Stearns Companies Inc.	400	38,468
Charles Schwab Corporation	4,800	44,112
Citigroup Inc.	17,600	776,512
Countrywide Financial Corporation	1,900	74,841
Fannie Mae	3,300	209,220
Freddie Mac	2,300	150,052
Janus Capital Group Inc.	900	12,249
MBIA Inc.	500	29,105
Merrill Lynch & Company Inc.	3,200	159,104
Morgan Stanley Dean Witter & Company	3,700	182,410

		1,929,331

Oil Services — 2.59%
Amerada Hess Corporation	300	26,700
Apache Corporation	1,100	55,121
Baker Hughes Inc.	1,200	52,464
BJ Services Company (a)	600	31,446
ConocoPhillips	2,300	190,555
Devon Energy Corporation	800	56,808
El Paso Corporation	2,500	22,975
EOG Resources Inc.	400	26,340
Halliburton Company	1,500	50,535
Kerr-McGee Corporation	500	28,625
KeySpan Corporation	600	23,520
Marathon Oil Corporation	1,200	49,536
Nabors Industries Ltd. (a)	500	23,675
Noble Corporation	500	22,475
Occidental Petroleum Corporation	1,300	72,709
Schlumberger Ltd.	2,000	134,620
Sunoco Inc.	300	22,194
Transocean Sedco Forex Inc.	1,100	39,358
Valero Energy Corporation	400	32,084

		961,740

Paper & Forest Products — 0.63%
Georgia-Pacific Group	900	32,355
International Paper Company	1,700	68,697
Louisiana Pacific Corporation	400	10,380
MeadWestvaco Corporation	800	25,520
Plum Creek Timber Company Inc.	700	24,521
Temple-Inland Inc.	200	13,430
Weyerhaeuser Company	900	59,832

		234,735

Pharmaceuticals — 7.47%
Abbott Laboratories	5,300	224,508
Allergan Inc.	500	36,275
AmerisourceBergen Corporation	400	21,484
Bristol Myers Squibb Company	6,600	156,222
Caremark Rx Inc. (a)	1,600	51,312
Eli Lilly & Company	3,800	228,190
Express Scripts Inc. (Class A) (a)	300	19,602
Forest Laboratories Inc. (a)	1,300	58,474
Hospira Inc. (a)	500	15,300
Johnson & Johnson	10,100	568,933
King Pharmaceuticals Inc. (a)	900	10,746
Merck & Company Inc.	7,500	247,500
Mylan Laboratories Inc.	900	16,200
Pfizer Inc.	25,600	783,360
Reynolds American Inc.	500	34,020
Schering-Plough Corporation	5,000	95,300
UST Inc.	600	24,156
Watson Pharmaceuticals Inc. (a)	400	11,784
Wyeth	4,500	168,300

		2,771,666

Printing & Publishing — 0.31%
Donnelley (R. R.) & Sons Company	800	25,056
Lexmark International Group Inc. (a)	400	33,604
McGraw-Hill Companies Inc.	700	55,783

		114,443

Publishing — 0.27%
Dow Jones & Company Inc.	300	12,183
Knight Ridder Inc.	300	19,635
New York Times Company	600	23,460
Tribune Company	1,100	45,265

		100,543

Raw Materials — 0.07%
Phelps Dodge Corporation	300	27,609

Real Estate — 0.51%
Cendant Corporation	3,600	77,760
Equity Office Properties Trust	1,500	40,875
Equity Residential Properties Trust	1,100	34,100
Simon Property Group Inc.	700	37,541

		190,276

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Retail — 6.86%
Autozone Inc. (a)	300	$23,175
Bed Bath & Beyond Inc. (a)	1,000	37,110
Best Buy Company Inc.	1,100	59,664
Circuit City Stores Inc.	700	10,738
Coach Inc. (a)	700	29,694
Costco Wholesale Corporation	1,600	66,496
CVS Corporation	1,400	58,982
Dollar General Corporation	1,200	24,180
eBay Inc. (a)	2,200	202,268
Family Dollar Stores Inc.	600	16,260
Federated Department Stores Inc. (a)	600	27,258
Gap Inc.	3,100	57,970
Hasbro Inc.	600	11,280
Home Depot Inc.	7,500	294,000
J. C. Penney Company, Inc.	1,000	35,280
Kohl’s Corporation (a)	1,200	57,828
Limited Brands	1,600	35,664
Lowe’s Companies Inc.	2,700	146,745
May Department Stores Company	1,000	25,630
Nordstrom Inc.	500	19,120
Office Depot Inc. (a)	1,100	16,533
Prologis	700	24,668
Radioshack Corporation	600	17,184
Safeway Inc. (a)	1,600	30,896
Sears Roebuck & Company	700	27,895
Staples Inc.	1,700	50,694
Target Corporation	3,100	140,275
The Kroger Company (a)	2,500	38,800
Tiffany & Company	500	15,370
TJX Companies Inc.	1,700	37,468
Toys R Us Inc. (a)	800	14,192
Wal-Mart Stores Inc.	14,400	766,080
Walgreen Company	3,500	125,405

		2,544,802

Semiconductors — 2.56%
Advanced Micro Devices Inc. (a)	1,300	16,900
Altera Corporation (a)	1,300	25,441
Analog Devices Inc.	1,300	50,414
Applied Materials Inc. (a)	5,800	95,642
Broadcom Corporation (Class A) (a)	1,100	30,019
Intel Corporation	21,800	437,308
LSI Logic Corporation (a)	1,500	6,465
Maxim Integrated Products Inc.	1,100	46,519
Micron Technology Inc. (a)	2,100	25,263
National Semiconductor Corporation (a)	1,200	18,588
Novellus Systems Inc. (a)	500	13,295
Nvidia Corporation (a)	600	8,712
PMC-Sierra Inc. (a)	700	6,167
Teradyne Inc. (a)	700	9,380
Texas Instruments Inc.	5,900	125,552
Xilinx Inc.	1,200	32,400

		948,065

Technology — 0.28%
Agilent Technologies Inc. (a)	1,700	36,669
Jabil Circuit Inc. (a)	700	16,100
Linear Technology Corporation	1,100	39,864
Symbol Technologies Inc.	800	10,112

		102,745

Telecommunications — 3.82%
ADC Telecommunications Inc. (a)	3,100	5,611
Alltel Corporation	1,100	60,401
Andrew Corporation (a)	600	7,344
AT&T Corporation	2,800	40,096
Avaya Inc. (a)	1,500	20,910
BellSouth Corporation	6,200	168,144
Centurytel Inc.	500	17,120
Citizens Communications Company (a)	1,200	16,068
Comverse Technology Inc. (a)	700	13,181
Lucent Technologies Inc. (a)	14,700	46,599
QUALCOMM Inc.	5,500	214,720
Qwest Communications International Inc.	6,400	21,312
SBC Communications Inc.	11,200	290,640
Scientific-Atlanta Inc.	500	12,960
Sprint Corporation	4,900	98,637
Tellabs Inc. (a)	1,400	12,866
Verizon Communications Inc.	9,400	370,172

		1,416,781

Transportation — 0.81%
Burlington Northern Santa Fe Corporation	1,300	49,803
CSX Corporation	800	26,560
FedEx Corporation	1,000	85,690
Norfolk Southern Corporation	1,300	38,662
Ryder System Inc.	200	9,408
Southwest Airlines Company	2,800	38,136
Union Pacific Corporation	900	52,740

		300,999

Utilities — 1.63%
Ameren Corporation	700	32,305
American Electric Power Inc.	1,400	44,744
Consolidated Edison Inc.	900	37,836
Constellation Energy Group Inc.	600	23,904
Dominion Resources Inc.	1,100	71,775
Edison International	1,200	31,812

ENTERPRISE STRATEGIC ALLOCATION FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
FirstEnergy Corporation	1,200	$49,296
FPL Group Inc.	700	47,824
Kinder Morgan Inc.	400	25,128
NiSource Inc.	1,000	21,010
PG&E Corporation (a)	1,400	42,560
PPL Corporation	700	33,026
Public Service Enterprise Group	900	38,340
Sempra Energy	800	28,952
Southern Company	2,500	74,950

		603,462

Waste Management — 0.18%
Allied Waste Industries Inc. (a)	1,200	10,620
Waste Management Inc.	2,000	54,680

		65,300

Wireless Communications — 1.00%
AT&T Wireless Services Inc. (a)	9,300	137,454
Motorola Inc.	8,000	144,320
Nextel Communications Inc. (Class A) (a)	3,800	90,592

		372,366

Total Domestic Common Stocks ( Identified cost $33,158,329 )		35,054,998

Foreign Stocks — 0.82%

Insurance — 0.21%
ACE Ltd.	1,000	40,060
XL Capital Ltd. (Class A)	500	36,995

		77,055

Manufacturing — 0.61%
Cooper Industries Ltd. (Class A)	300	17,700
Tyco International Ltd.	6,800	208,488

		226,188

Total Foreign Stocks ( Identified cost $321,936 )		303,243

U.S. Treasury Notes — 4.87%
5.50% due 05/15/09	$1,648,000	1,804,945

Total U.S. Treasury Notes ( Identified cost $1,840,679 )		1,804,945

Other Investments — 0.01%
Securities Lending Quality Trust (y)	4,800	4,800

Total Other Investments ( Identified cost $4,800 )		4,800

Total Investments ( Identified cost $35,325,744 )		$37,167,986
Other Assets Less Liabilities — (0.24) %		(89,160)

Net Assets — 100%		$37,078,826

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.

See notes to Portfolios of Investments.

ENTERPRISE GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
U.S. Government Agency Obligations — 89.07%

Fannie Mae — 38.32%
5.50%, due 01/01/09	$312,441	$324,698
6.50%, due 02/01/09	17,249	18,200
5.50%, due 06/01/09	525,063	549,335
7.00%, due 03/01/14	203,599	217,586
8.00%, due 11/01/16	947,045	1,037,665
6.50%, due 08/01/19	1,071,119	1,129,402
9.50%, due 08/01/20	61,177	69,069
9.50%, due 10/01/20	175,387	198,012
5.50%, due 02/01/23	6,193,097	6,346,850
6.00%, due 11/01/28	973,184	1,010,023
6.00%, due 11/01/28	1,336,466	1,387,057
7.00%, due 11/01/30	290,953	308,802
1.00%, due 06/01/32 (v)	2,116,918	2,197,635
1.00%, due 11/01/32 (v)	4,111,471	4,157,568
1.00%, due 12/01/32 (v)	3,826,069	3,879,844
1.00%, due 02/01/33 (v)	7,458,514	7,528,910
1.00%, due 04/01/33 (v)	5,203,534	5,215,580
1.00%, due 04/01/33 (v)	7,383,862	7,352,874
1.00%, due 05/01/33 (v)	8,578,434	8,619,638
1.00%, due 05/01/33 (v)	9,384,214	9,426,558
5.50%, due 07/01/33	8,654,032	8,760,435
4.50%, due 09/01/33	6,613,829	6,385,701
1.00%, due 10/01/33	11,883,538	11,793,388

		87,914,830
Freddie Mac Participation Certificates — 0.56%
7.00%, due 09/01/17	107,488	114,500
7.00%, due 10/01/17	110,695	117,916
10.00%, due 10/01/18	152,855	170,995
10.00%, due 07/01/20	275,005	308,497
10.00%, due 10/01/20	214,115	240,470
9.00%, due 10/01/22	305,470	344,414

		1,296,792
Federal Home Loan Banks — 6.71%

4.50%, due 05/01/19	10,486,346	10,458,774
6.50%, due 07/01/21	893,151	940,831
1.00%, due 11/01/32 (v)	3,897,679	3,985,026

		15,384,631
Ginnie Mae — 43.48%

9.00%, due 08/15/16	1,375	1,545
7.00%, due 12/15/27	651,691	696,647
6.50%, due 08/15/28	138,016	146,056
6.00%, due 01/15/29	1,074,229	1,117,143
7.00%, due 06/15/29	275,101	293,644
7.00%, due 10/15/29	601,897	642,468
1.00%, due 03/20/32 (v)	1,881,185	1,888,139
5.50%, due 12/15/32	785,298	801,119
5.50%, due 12/15/32	11,476,455	11,707,659
5.00%, due 05/15/33	13,145,770	13,113,213
5.00%, due 05/15/33	7,276,461	7,258,441
5.00%, due 06/15/33	8,562,329	8,541,124
5.00%, due 07/15/33	39,495,699	39,397,886
5.00%, due 09/15/33	6,086,119	6,071,047
5.50%, due 06/15/34	7,913,075	8,062,724

		99,738,855
Total U.S. Government Agency Obligations ( Identified cost $201,573,420 )		204,335,108

Collateralized Mortgage Obligations — 2.45%

GNMA Series 2002-42 REMIC Trust Class KZ 6.00%, due 06/16/32	5,377,514	5,510,430
PNC Mortgage Securities Corporation 6.25%, due 02/25/14	100,057	99,937

Total Collateralized Mortgage Obligations ( Identified cost $4,966,008 )		5,610,367

Commercial Paper — 4.36%

BMW US Capital 1.75%, due 10/04/04	3,000,000	2,999,562
LaSalle Bank Corporation 1.65%, due 10/05/04	7,000,000	6,998,717

Total Commercial Paper ( Identified cost $9,998,279 )		9,998,279

Repurchase Agreement — 4.07%

State Street Bank & Trust Repurchase Agreement 1.45%, due 10/01/04
Proceeds $9,340,376 Collateral: U.S. Treasury Bond $7,225,000, 7.50% due 11/15/16, Value $9,733,771	9,340,000	9,340,000

Total Repurchase Agreement ( Identified cost $9,340,000 )		9,340,000

Total Investments ( Identified cost $225,877,706 )		$229,283,754
Other Assets Less Liabilities — 0.05%		122,358

Net Assets — 100%		$229,406,112

(v)	Variable interest rate security; interest rate is as of September 30, 2004.
(REMIC)	Real Estate Mortgage Investment Conduit.

See notes to Portfolios of Investments.

ENTERPRISE HIGH-YIELD BOND FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Corporate Bonds — 92.17%

Advertising — 0.56%
RH Donnelley Finance Corporation 10.875%, due 12/15/12	$1,150,000	$1,394,375

Aerospace — 1.18%
Argo Tech Corporation 9.25%, due 06/01/11	1,275,000	1,367,438
Esterline Technologies Corporation 7.75%, due 06/15/13	650,000	695,500
Titan Corporation 8.00%, due 05/15/11	825,000	858,000

		2,920,938

Apparel & Textiles — 2.45%
Fruit of the Loom Inc. 8.875%, due 04/15/06 (b) (d) (m)	300,000	—
Invista 9.25%, due 05/01/12	800,000	854,000
Perry Ellis International Inc. 8.875%, due 09/15/13	1,600,000	1,696,000
Phillips Van-Heusen Corporation 7.25%, due 02/15/11	1,650,000	1,716,000
Phillips Van-Heusen Corporation 8.125%, due 05/01/13	325,000	347,750
Sealy Mattress Company 8.25%, due 06/15/14	1,450,000	1,464,500

		6,078,250

Automotive — 2.02%
Adesa Inc. 7.625%, due 06/15/12	125,000	128,750
Autonation Inc. 9.00%, due 08/01/08	1,150,000	1,322,500
Navistar International Corporation 9.375%, due 06/01/06	650,000	697,125
TRW Automotive Acquisition 9.375%, due 02/15/13	1,972,000	2,253,010
United Rentals North America Inc. 6.50%, due 02/15/12	625,000	601,563

		5,002,948

Banking — 0.36%
Western Financial Bank 9.625%, due 05/15/12	800,000	904,000

Broadcasting — 0.88%
Echostar DBS Corporation 9.125%, due 01/15/09	471,000	523,988
Sinclair Broadcast Group Inc. 8.75%, due 12/15/11	1,525,000	1,654,625

		2,178,613

Building & Construction — 3.66%
Ainsworth Lumber Company 7.25%, due 10/01/12 (144A)	650,000	656,500
Building Materials Corporation America 7.75%, due 07/15/05	375,000	381,562
Corrections Corporation of America 7.50%, due 05/01/11	900,000	950,625
Integrated Electrical Services 9.375%, due 02/01/09 (144A) (o)	1,375,000	1,347,500
Nortek Inc. 8.50%, due 09/01/14	750,000	785,625
Ply Gem Industries Inc. 9.00%, due 02/15/12	940,000	937,650
Riverside Forest Products Ltd. 7.875%, due 03/01/14	700,000	742,000
Texas Industries Inc. 10.25%, due 06/15/11	2,025,000	2,328,750
U.S. Concrete Inc. 8.375%, due 04/01/14	900,000	940,500

		9,070,712

Business Services — 2.50%
Buhrmann U.S. Inc. 8.25%, due 07/01/14	1,550,000	1,550,000
Riddell Bell Holdings Inc. 8.375%, due 10/01/12	1,250,000	1,270,312
Xerox Corporation 9.75%, due 01/15/09	775,000	902,875
Xerox Corporation 7.125%, due 06/15/10	375,000	400,313
Xerox Corporation 7.625%, due 06/15/13	200,000	216,000
Xerox Corporation 7.20%, due 04/01/16	1,825,000	1,866,062

		6,205,562

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Cable — 3.52%
Adelphia Communications Corporation 8.375%, due 02/01/08 (b)	$250,000	$221,250
Adelphia Communications Corporation 7.75%, due 01/15/09 (b)	50,000	44,000
Adelphia Communications Corporation 7.875%, due 05/01/09 (b)	250,000	216,250
Adelphia Communications Corporation 9.375%, due 11/15/09 (b)	600,000	552,000
Adelphia Communications Corporation 10.875%, due 10/01/10 (b)	250,000	230,000
Cablevision Systems Corporation 8.00%, due 04/15/12	350,000	365,750
CCO Holdings 8.75%, due 11/15/13	250,000	245,313
CSC Holdings Inc. 7.25%, due 07/15/08	200,000	208,000
CSC Holdings Inc. (Series B) 8.125%, due 07/15/09	1,200,000	1,275,000
CSC Holdings Inc. (Series B) 7.625%, due 04/01/11	1,575,000	1,659,656
DIRECTV Holdings 8.375%, due 03/15/13	1,025,000	1,165,938
Echostar DBS Corporation 6.375%, due 10/01/11	550,000	556,875
Echostar DBS Corporation 6.625%, due 10/01/14	1,050,000	1,043,437
General Cable Corporation 9.50%, due 11/15/10	150,000	166,500
Mediacom LLC/Mediacom Capital Company 9.50%, due 01/15/13	800,000	770,000

		8,719,969

Chemicals — 3.01%
Equistar Chemicals 10.625%, due 05/01/11	900,000	1,026,000
FMC Corporation 10.25%, due 11/01/09	1,050,000	1,225,875
Hercules Inc. 6.75%, due 10/15/29	1,500,000	1,530,000
Huntsman International 9.875%, due 03/01/09	225,000	248,062
Innophos Inc. 8.875%, due 08/15/14	450,000	479,250
Nalco Company 7.75%, due 11/15/11	900,000	954,000
Nalco Company 8.875%, due 11/15/13	500,000	537,500
Nova Chemicals Corporation 6.50%, due 01/15/12	600,000	619,500
PCI Chemicals Canada Company 10.00%, due 12/31/08	253,742	248,667
Pioneer Americas Inc. 5.475%, due 12/31/06 (v)	80,412	78,804
Westlake Chemical Corporation 8.75%, due 07/15/11	468,000	525,330

		7,472,988

Consumer Products — 1.82%
Central Garden & Pet Company 9.125%, due 02/01/13	2,150,000	2,359,625
Chattem Inc. 7.00%, due 03/01/14	475,000	483,313
Elizabeth Arden Inc. 7.75%, due 01/15/14	1,600,000	1,680,000

		4,522,938

Consumer Services — 1.35%
Alderwoods Group Inc. 7.75%, due 09/15/12	1,425,000	1,506,938
Johnson Diversey Holdings Inc. 0%/10.67%, due 05/15/13 (c)	225,000	185,625
Johnson Diversey Inc. 9.625%, due 05/15/12 (144A)	1,475,000	1,652,000

		3,344,563

Containers/Packaging — 1.49%
Ball Corporation 6.875%, due 12/15/12	50,000	53,250
Owens Illinois Inc. 8.10%, due 05/15/07	350,000	367,500
Owens Illinois Inc. 7.35%, due 05/15/08	1,025,000	1,057,031
Owens Illinois Inc. 7.50%, due 05/15/10	475,000	485,688
Owens-Brockway Glass Container 8.75%, due 11/15/12	1,175,000	1,304,250
Stone Container 7.375%, due 07/15/14	400,000	419,000

		3,686,719

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Electrical Equipment — 0.53%
BRL Universal Equipment 8.875%, due 02/15/08	$1,225,000	$1,304,625

Electronics — 0.23%
Amkor Technology Inc. 7.125%, due 03/15/11	50,000	41,000
Thomas & Betts Corporation 7.25%, due 06/01/13	500,000	535,082

		576,082

Energy — 4.31%
CMS Energy Corporation 9.875%, due 10/15/07	650,000	722,312
CMS Energy Corporation 8.90%, due 07/15/08	600,000	654,000
CMS Energy Corporation 7.50%, due 01/15/09	675,000	707,063
El Paso Corporation 7.00%, due 05/15/11	625,000	603,125
MSW Energy Holdings 8.50%, due 09/01/10	1,675,000	1,834,125
NRG Energy Inc. 8.00%, due 12/15/13 (144A)	2,800,000	2,999,500
Peabody Energy Corporation 6.875%, due 03/15/13	250,000	270,000
Reliant Resources Inc. 9.25%, due 07/15/10	1,050,000	1,127,437
Reliant Resources Inc. 9.50%, due 07/15/13	450,000	488,813
Teco Energy Inc. 7.50%, due 06/15/10	1,200,000	1,296,000

		10,702,375

Entertainment & Leisure — 1.13%
American Casino & Entertainment 7.85%, due 02/01/12	1,125,000	1,181,250
Mohegan Tribal Gaming Authority 6.375%, due 07/15/09	875,000	907,813
Seneca Gaming Corporation 7.25%, due 05/01/12	700,000	722,750

		2,811,813

Finance — 2.89%
BCP Caylux Holdings Luxembourg 9.625%, due 06/15/14	1,600,000	1,728,000
Dollar Financial Group Inc. 9.75%, due 11/15/11	1,900,000	2,014,000
Refco Finance Holdings 9.00%, due 08/01/12	1,550,000	1,654,625
Thornburg Mortgage Inc. 8.00%, due 05/15/13	1,700,000	1,759,500

		7,156,125

Food, Beverages & Tobacco — 4.29%
Canandaigua Brands Inc. 8.625%, due 08/01/06	550,000	594,000
Chiquita Brands International Inc. 7.50%, due 11/01/14	900,000	900,000
Cott Beverages Inc. 8.00%, due 12/15/11	450,000	491,625
Delhaize America Inc. 7.375%, due 04/15/06	300,000	317,940
Delhaize America Inc. 8.125%, due 04/15/11	525,000	599,562
Dole Food Inc. 8.625%, due 05/01/09	1,300,000	1,417,000
Ingles Markets Inc. 8.875%, due 12/01/11	2,250,000	2,424,375
NBTY Inc. (Series B) 8.625%, due 09/15/07	1,000,000	1,010,000
Pilgrims Pride Corporation 9.25%, due 11/15/13	625,000	687,500
Smithfield Foods Inc. 7.625%, due 02/15/08 (o)	1,480,000	1,579,900
Stater Brothers Holdings Inc. 8.125%, due 06/15/12	600,000	628,500

		10,650,402

Health Care — 0.98%
Columbia/HCA Healthcare Corporation 7.25%, due 05/20/08	150,000	161,911
Healthsouth Corporation 8.50%, due 02/01/08	950,000	964,250
Healthsouth Corporation 7.625%, due 06/01/12	900,000	870,750
Vicar Operating Inc. 9.875%, due 12/01/09	400,000	442,000

		2,438,911

Hotels & Restaurants — 8.26%
Boyd Gaming Corporation 7.75%, due 12/15/12	1,500,000	1,608,750
Felcor Lodging 9.50%, due 09/15/08	227,000	238,350
Felcor Lodging 8.50%, due 06/01/11	1,300,000	1,430,000
HMH Properties Inc. 7.875%, due 08/01/08	17,000	17,489

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Host Marriott 9.50%, due 01/15/0	$1,200,000	$1,329,000
Host Marriott 7.00%, due 08/15/12	250,000	263,125
Host Marriott 7.125%, due 11/01/13	1,000,000	1,050,000
Intrawest Corporation 7.50%, due 10/15/13	850,000	880,812
ITT Corporation 6.75%, due 11/15/05	150,000	155,250
John Q. Hammons Hotels 8.875%, due 05/15/12	600,000	669,000
La Quinta Properties Inc. 7.00%, due 08/15/12	600,000	632,250
Mandalay Resort Group 10.25%, due 08/01/07	1,625,000	1,844,375
Meristar Hospitality Operating 9.125%, due 01/15/11	925,000	968,937
MGM Grand Inc. 9.75%, due 06/01/07	1,175,000	1,305,719
MGM Mirage Inc. 6.00%, due 10/01/09	600,000	608,250
MGM Mirage Inc. 8.50%, due 09/15/10	1,100,000	1,249,875
Mirage Resorts Inc. 6.75%, due 08/01/07	550,000	580,250
Park Place Entertainment Corporation 9.375%, due 02/15/07	550,000	613,250
Park Place Entertainment Corporation 7.875%, due 03/15/10	850,000	960,500
Park Place Entertainment Corporation 8.125%, due 05/15/11	1,600,000	1,848,000
Starwood Hotels & Resorts 7.375%, due 05/01/07	400,000	431,000
Starwood Hotels & Resorts 7.875%, due 05/01/12	1,600,000	1,810,000

		20,494,182

Machinery — 3.45%
Briggs & Stratton Corporation 8.875%, due 03/15/11	1,800,000	2,148,750
Case New Holland Inc. 9.25%, due 08/01/11 (144A)	2,400,000	2,688,000
Flowserve Corporation 12.25%, due 08/15/10	1,683,000	1,901,790
Teekay Shipping Corporation 8.875%, due 07/15/11	1,600,000	1,810,000

		8,548,540

Manufacturing — 1.48%
Rayovac Corporation 8.50%, due 10/01/13	1,925,000	2,088,625
Trinity Industries Inc. 6.50%, due 03/15/14	1,350,000	1,329,750
United States Steel Corporation 10.75%, due 08/01/08	211,000	248,980

		3,667,355

Media — 2.50%
American Media Operations Inc. 8.875%, due 01/15/11	1,125,000	1,167,188
Corus Entertainment Inc. 8.75%, due 03/01/12	2,550,000	2,814,562
Emmis Operation Company 6.875%, due 05/15/12	850,000	881,875
Imax Corporation 9.625%, due 12/01/10 (144A)	1,350,000	1,346,625

		6,210,250

Medical Instruments — 1.21%
Fisher Scientific International Inc. 8.125%, due 05/01/12	1,520,000	1,694,800
Medex Inc. 8.875%, due 05/15/13	1,200,000	1,308,000

		3,002,800

Medical Services — 1.75%
AmerisourceBergen Corporation 8.125%, due 09/01/08	650,000	721,500
Beverly Enterprises Inc. 7.875%, due 06/15/14	275,000	294,250
Iasis Healthcare 8.75%, due 06/15/14	800,000	838,000
NDCHealth Corporation 10.50%, due 12/01/12	1,100,000	1,201,750
U.S. Oncology Inc. 9.00%, due 08/15/12	1,250,000	1,293,750

		4,349,250

Metals & Mining — 4.03%
Alaska Steel Corporation 7.875%, due 02/15/09	800,000	794,000
Alaska Steel Corporation 7.75%, due 06/15/12	100,000	97,750

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
ANR Pipeline Company 8.875%, due 03/15/10	$375,000	$421,875
Dresser Inc. 9.375%, due 04/15/11	1,950,000	2,145,000
International Steel Group 6.50%, due 04/15/14	250,000	250,000
Ispat Inland 9.75%, due 04/01/14	1,300,000	1,433,250
Southern Natural Gas Company 8.875%, due 03/15/10	1,075,000	1,209,375
Steel Dynamics Inc. 9.50%, due 03/15/09	1,325,000	1,470,750
Williams Companies Inc. 7.125%, due 09/01/11	1,975,000	2,167,562

		9,989,562

Misc. Financial Services — 0.21%
Ucar Finance Inc. 10.25%, due 02/15/12	450,000	515,250

Oil Services — 3.22%
Chesapeake Energy Corporation 8.375%, due 11/01/08	550,000	599,500
Chesapeake Energy Corporation 8.125%, due 04/01/11	650,000	711,750
Ferrellgas Partner 8.75%, due 06/15/12	850,000	935,000
Foundation PA Coal Company 7.25%, due 08/01/14	275,000	292,188
Grant Prideco Inc. 9.625%, due 12/01/07	575,000	648,312
Grant Prideco Inc. 9.00%, due 12/15/09	200,000	223,500
Hanover Compressor Company 0%/11.00%, due 03/31/07 (c)	400,000	338,000
Hanover Equipment Test 8.75%, due 09/01/11	2,150,000	2,348,875
Key Energy Services Inc. 8.375%, due 03/01/08	650,000	685,750
Massey Energy Company 6.625%, due 11/15/10	900,000	938,250
Universal Compression Inc. 7.25%, due 05/15/10	250,000	265,000

		7,986,125

Other — 0.36%
Service Corporation International 6.75%, due 04/01/16	900,000	900,000

Paper & Forest Products — 2.22%
Buckeye Technologies Inc. 8.00%, due 10/15/10	80,000	78,400
Georgia Pacific Corporation 8.875%, due 02/01/10	400,000	468,000
Georgia Pacific Corporation 8.125%, due 05/15/11	1,450,000	1,674,750
Georgia Pacific Corporation 9.50%, due 12/01/11	1,700,000	2,103,750
Norske Skog Ltd. 7.375%, due 03/01/14	200,000	209,000
Tembec Industries Inc. 7.75%, due 03/15/12	975,000	979,875

		5,513,775

Paper Products — 1.13%
Bowater Inc. 6.50%, due 06/15/13	800,000	776,239
Buckeye Technologies Inc. 8.50%, due 10/01/13	1,100,000	1,182,500
Newark Group Inc. 9.75%, due 03/15/14	825,000	849,750

		2,808,489

Pharmaceuticals — 0.86%
Leiner Health Products Inc. 11.00%, due 06/01/12	600,000	637,500
WH Holdings Ltd. 9.50%, due 04/01/11	1,375,000	1,488,438

		2,125,938

Printing & Publishing — 3.18%
CBD Media LLC / CBD Finance Inc. 8.625%, due 06/01/11	725,000	766,687
Dex Media East 9.875%, due 11/15/09	575,000	661,250
Dex Media East 12.125%, due 11/15/12	975,000	1,213,875
Dex Media Inc. 8.00%, due 11/15/13	900,000	945,000
Dex Media West 9.875%, due 08/15/13	1,489,000	1,749,575
Houghton Mifflin Company 8.25%, due 02/01/11	1,375,000	1,436,875
Primedia Inc. 8.875%, due 05/15/11	1,125,000	1,125,000

		7,898,262

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Retail — 7.62%
Amerigas Partners / Amerigas Eagle Finance Corporation 8.875%, due 05/20/11	$1,250,000	$1,378,125
Asbury Automotive Group Inc. 9.00%, due 06/15/12	300,000	316,500
Asbury Automotive Group Inc. 8.00%, due 03/15/14	900,000	886,500
Blockbuster Inc. 9.00%, due 09/01/12	1,150,000	1,193,125
Cole National Group Inc. 8.625%, due 08/15/07	1,770,000	1,800,975
Ferrellgas 6.75%, due 05/01/14	100,000	102,000
Finlay Fine Jewelry Corporation 8.375%, due 06/01/12	350,000	376,250
FTD Inc. 7.75%, due 02/15/14	1,125,000	1,122,187
Gap Inc. 8.80%, due 12/15/08	1,900,000	2,327,500
Jean Coutu Group Inc. 7.625%, due 08/01/12	1,075,000	1,093,813
Jo Ann Stores Inc. 7.50%, due 03/01/12	1,975,000	2,063,875
Michaels Stores Inc. 9.25%, due 07/01/09	1,000,000	1,085,000
Penney (JC) Company Inc. 7.65%, due 08/15/16	1,025,000	1,163,375
Penney (JC) Corporation Inc. 8.00%, due 03/01/10	1,025,000	1,167,219
Penney (JC) Inc. 7.95%, due 04/01/17	525,000	606,375
Petco Animal Supplies Inc. 10.75%, due 11/01/11	356,000	412,960
Saks Inc. 8.25%, due 11/15/08	525,000	577,500
Sonic Automotive Inc. 8.625%, due 08/15/13	1,150,000	1,216,125

		18,889,404

Semiconductors — 0.26%
Amkor Technology Inc. 7.75%, due 05/15/13	775,000	635,500

Telecommunications — 3.33%
American Cellular Corporation 10.00%, due 08/01/11	1,175,000	951,750
Block Communications Inc. 9.25%, due 04/15/09	1,475,000	1,559,813
Crown Castle International Corporation 9.375%, due 08/01/11	350,000	402,500
Inmarsat Finance 7.625%, due 06/30/12	100,000	99,250
Panamsat Corporation 9.00%, due 08/15/14	1,725,000	1,794,000
Pathnet Inc. 12.25%, due 04/15/08 (b)	250,000	—
Qwest Services Corporation 13.50%, due 12/15/10 (144A)	2,961,000	3,456,967

		8,264,280

Textiles — 0.55%
Interface Inc. 10.375%, due 02/01/10	1,200,000	1,362,000

Transportation — 0.22%
Horizon Lines 9.00%, due 11/01/12	525,000	553,875

Utilities — 5.29%
AES Corporation 9.50%, due 06/01/09	1,375,000	1,536,562
AES Corporation 9.375%, due 09/15/10	250,000	281,563
AES Corporation 8.875%, due 02/15/11	600,000	667,500
AES Corporation 8.75%, due 05/15/13 (144A)	900,000	1,014,750
CMS Energy Corporation 7.75%, due 08/01/10 (144A) (o)	775,000	819,562
Constellation Brands Inc. 8.125%, due 01/15/12	470,000	515,825
Edison Mission Energy 9.875%, due 04/15/11	950,000	1,106,750
Illinois Power Company 11.50%, due 12/15/10	2,700,000	3,199,500
Midwest Generation 8.75%, due 05/01/34	1,450,000	1,580,500
Nevada Power Company 6.50%, due 04/15/12	600,000	619,500
Sierra Pacific Resources 8.625%, due 03/15/14	1,650,000	1,790,250

		13,132,262

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Waste Management — 1.09%
Allied Waste North America Inc. 7.625%, due 01/01/06	$1,275,000	$1,330,781
Allied Waste North America Inc. 8.875%, due 04/01/08	750,000	813,750
Allied Waste North America Inc. 5.75%, due 02/15/11	575,000	546,250

		2,690,781

Wireless Communications — 0.79%
American Towers Inc. 7.25%, due 12/01/11	700,000	728,000
Crown Castle International Corporation 10.75%, due 08/01/11	350,000	389,375
Crown Castle International Corporation 7.50%, due 12/01/13	800,000	838,000
Voicestream Wireless Corporation 10.375%, due 11/15/09	647	687

		1,956,062
Total Domestic Corporate Bonds ( Identified cost $213,895,616 )		228,636,850

Convertible Corporate Bonds — 0.37%

Wireless Communications — 0.37%
Nextel Communications 5.25%, due 01/15/10	925,000	921,531

Total Convertible Corporate Bonds ( Identified cost $856,310 )		921,531

Domestic Stocks and Warrants — 1.06%

Chemicals — 0.05%
Pioneer Companies Inc. (a)	8,701	130,515

Communications — 0.00%
Loral Space & Communication Ltd. (Wts) (a) (d) (m)	850	—
Loral Space & Communications (Wts) (a) (d) (m)	5,584	—

		—

Computer Software — 0.00%
Verado Holdings Inc. (Wts) (a)	500	300

Electronics — 0.00%
Axiohm Transaction Solutions (a) (d) (m)	4,056	—

Health Care — 0.53%
Dade Behring Holdings Inc. (a)	23,333	1,300,068

Medical Instruments — 0.04%
Charles River Labs Inc. (Wts) (a)	350	107,647

Misc. Financial Services — 0.08%
Leucadia National Corporation Common (o)	3,613	204,676

Telecommunications — 0.36%
E. Spire Communications Inc. (Wts) (a) (d) (m)	800	—
Nextlink Communications Inc. (Escrow shares) (a) (d) (m)	850,000	—
Nextlink Communications Inc. (Escrow shares) (a)(d)(m)	250,000	—
Pathnet Inc. (Wts) (a) (d) (m)	250	—
Telewest Global Inc. Com	75,896	881,911
Williams Communications Group (Escrow shares) (a) (d) (m)	750,000	—
Wiltel Communications (a) (d) (m)	8,519	—
XO Communications Inc. (a)	1,922	1,595
XO Communications Inc. (a)	1,441	865
XO Communications Inc. (a)	1,441	533
XO Communications Inc. (a) (o)	960	3,034

		887,938

Wireless Communications — 0.00%
Leap Wireless International Inc. (Wts) (a) (d) (m)	5,000	—

Total Domestic Stocks and Warrants ( Identified cost $4,983,949 )		2,631,144

Foreign Bonds — 2.69%

Broadcasting — 0.90%
Grupo Televisa 8.00%, due 09/13/11	1,950,000	2,232,750

ENTERPRISE HIGH-YIELD BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Energy — 0.11%
YPF Sociedad Anonima 9.125%, due 02/24/09	$250,000	$275,000

Oil Services — 0.08%
Petroleos Mexicano 9.375%, due 12/02/08	175,000	203,875

Transportation — 0.18%
TBS Shipping International Ltd. 10.00%, due 02/08/08 (d)(m)	278,011	80,623
TFM 10.25%, due 06/15/07	350,000	362,250

		442,873

Travel/Entertainment/Leisure — 0.90%
Royal Caribbean Cruises Ltd. 8.00%, due 05/15/10	1,975,000	2,224,344

Wireless Communications — 0.52%
Rogers Wireless Inc. 9.625%, due 05/01/11	1,150,000	1,282,250

Total Foreign Bonds ( Identified cost $6,338,731 )		6,661,092

Foreign Stocks and Warrants — 0.00%

Transportation — 0.00%
TBS Shipping International Ltd. (a) (d) (m)	2,807	—
TBS Shipping International Ltd. (a) (d) (m)	3,311	—
TBS Shipping International Ltd. (Wts) (a) (d) (m)	12,063	—

		—

Total Foreign Stocks and Warrants ( Identified cost $0 )		—

Other Investments — 1.33%
Securities Lending Quality Trust (y)	3,295,741	3,295,741

Total Other Investments ( Identified cost $3,295,741 )		3,295,741

Repurchase Agreement – 2.84%
State Street Bank & Trust Repurchase Agreement 1.45%, due 10/01/04
Proceeds $7,050,284 Collateral: U.S. Treasury Bond $5,455,000, 7.50% due 11/15/16, Value $7,349,166	7,050,000	7,050,000

Total Repurchase Agreement ( Identified cost $7,050,000 )		7,050,000

Total Investments ( Identified cost $236,420,347 )		$249,196,358

Other Assets Less Liabilities —(0.46%)		(1,133,926)

Net Assets — 100%		$248,062,432

(a)	Non-income producing security.
(b)	Security is in bankruptcy and/or is in default of interest payment. Fund has ceased accrual of interest.
(c)	Zero Coupon or Step Bond — The interest rate on a step bond represents the rate of interest that will commence its accrual on a predetermined date. The rate shown for zero coupon bonds is the current effective yield.
(d)	Security is fair valued at September 30, 2004.
(m)	Illiquid security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(v)	Variable interest rate security. Interest rate is as of September 30, 2004.
(y)	Represents investment of cash collateral received from securities on loan.
(Wts)	Warrants — Warrants entitle the Fund to purchase a predetermined number of shares of stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(144A)	The security may only be offered and sold to “Qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to Portfolios of Investments.

ENTERPRISE SHORT DURATION BOND FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Corporate Bonds — 42.54%

Airlines — 1.21%
Delta Air Lines Inc. 2.41%, due 10/25/04 (v)	$362,895	$365,178

Automotive — 3.67%
Borg Warner Automotive Inc 7.00%, due 11/01/06	750,000	804,246
Daimlerchrysler North America Holdings 2.34%, due 11/24/04 (v)	300,000	301,111

		1,105,357
Banking — 3.63%
RBS Capital Trust 2.775%, due 12/30/04	600,000	604,186
Wells Fargo & Company 3.12%, due 08/15/08	500,000	488,372

		1,092,558

Building & Construction — 1.99%
Lennar Corp 2.22%, due 11/18/04 (144A)	600,000	599,700

Finance — 11.23%
CIT Group Holdings Inc. 2.14%, due 12/20/04	700,000	699,320
CIT Group Holdings Inc. 6.625%, due 06/15/05	300,000	308,614
Deere John Capital Corporation 3.625%, due 05/25/07	250,000	251,656
Ford Motor Credit Company 2.79%, due 12/29/04	600,000	599,283
General Motors Acceptance Corporation 3.82%, due 12/06/04 (v)	250,000	251,480
General Motors Acceptance Corporation 4.50%, due 07/15/06	1,000,000	1,015,662
International Lease Finance Corporation 5.12%, due 06/01/05	250,000	254,433

		3,380,448

Food, Beverages & Tobacco — 3.33%
Pepsico Inc. 3.20%, due 05/15/07	750,000	753,138
Tyson Foods Inc. 6.625%, due 10/01/04	250,000	250,000

		1,003,138

Insurance — 1.68%
Metlife Inc. 3.911%, due 05/15/05	500,000	505,153

Manufacturing — 0.25%
Weyerhaeuser Company 5.50%, due 03/15/05	75,000	75,985

Media — 2.53%
AOL Time Warner Inc. 5.625%, due 05/01/05	500,000	508,964
Walt Disney Company 7.30%, due 02/08/05	250,000	254,287

		763,251

Metals & Mining — 0.83%
Alcan Aluminum Corporation 2.10%, due 12/08/04 (v) (144A)	250,000	249,979

Oil Services — 6.98%
Pacific Gas & Electric Company 2.30%, due 10/04/04 (v)	1,500,000	1,501,378
Sempra Energy 2.21%, due 11/22/04 (v)	600,000	599,548

		2,100,926

Pharmaceuticals — 0.99%
Pfizer Inc. 2.50%, due 03/15/07	300,000	296,864

Telecommunications — 1.74%
Cingular Wireless 5.625%, due 12/15/06	500,000	523,177

Utilities — 2.48%
Northern States Power Company 2.875%, due 08/01/06	750,000	747,962

Total Domestic Corporate Bonds ( Identified cost $12,772,314 )		12,809,676

ENTERPRISE SHORT DURATION BOND FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Asset-Backed Securities — 34.58%

Banking — 0.34%
Countrywide Home Loans Inc, Series 2001-1, Class MV2 2.79%, due 10/25/04 (v)	$101,946	$102,200

Finance — 19.24%
Asset Backed Funding Certificates, Series 2001-AQ1, Class M1R 6.863%, due 05/20/32	1,625,000	1,661,048
Atherton Franchise Loan Funding, Series 1998-A, Class A2 6.72%, due 05/15/20 (144A)	547,917	559,644
Bayview Financial Acquisition Trust, Series 2003-CA, Class M2 3.64%, due 10/28/04 (v) (144A)	750,000	763,535
Capital One Multi-Asset Trust, Series 2003-C1, Class C1 4.31%, due 10/15/04 (v)	250,000	266,202
Capital One Multi-Asset Trust, Series 2003-C2, Class C2 4.32%, due 04/15/09	250,000	254,473
Chase Credit Card Owner Trust, Series 2001-4, Class C 2.66%, due 10/15/04 (v) (144A)	750,000	756,383
Circuit City Credit Card Master Trust, Series 2003-2, Class CTSF 5.76%, due 10/15/04 (v) (144A)	600,000	623,496
First National Master Note Trust, Series 2003-1, Class C 3.36%, due 10/15/04 (v)	500,000	505,690
Ford Credit Auto Owner Trust, Series 2003-A, Class B2 2.17%, due 10/15/04 (v)	250,000	251,187
GE Business Loan Trust, Series 2003-2A, Class C 3.41%, due 10/15/04 (v) (144A)	144,342	150,705

		5,792,363

Medical Instruments — 0.00%
DVI Receivables XIX, Series 2003-1, Class D1 3.70%, due 10/12/07 (d) (m) (v)	160,268	—

Misc. Financial Services — 15.00%
Ameriquest Mortgage Securities Inc., Series 2003-6, Class M1 2.60%, due 10/25/04 (v)	600,000	604,473
Amresco Residential Securities Mortgage Loan Trust, Series 1998-2, Class M1F 6.745%, due 06/25/28	122,883	124,791
Centex Home Equity Loan Trust, Series 2004-D, Class MV3 2.74%, due 10/25/04	750,000	751,348
Citibank Credit Card Issuance Trust, Series 2002-C3, Class C3 3.02%, due 12/15/04 (v)	220,000	224,875
Credit Suisse First Boston Mortgage, Series 2002-5, Class A3 2.36%, due 10/25/04 (v)	96,121	96,648
Hedged Mutual Fund Fee Trust, Series 2003-2, Class 1 4.39%, due 09/29/04 (v) (144A)	192,980	193,511
Hedged Mutual Fund Fee Trust, Series 2003-2, Class 2 4.84%, due 03/02/11 (144A)	393,324	388,525
Hedged Mutual Fund Fee Trust, Series 2003-IA, Class 1 4.49%, due 09/29/04 (v) (144A)	690,325	691,809
Lehman Manufactured Housing, Series 2001-B, Class A3 4.35%, due 05/15/14	200,687	200,011
Long Beach Mortgage Loan Trust, Series 2003-1, Class M1 2.76%, due 10/25/04 (v)	250,000	251,711
Morgan Stanley Asset Backed Capital, Series 2004-HE4, Class M3 3.34%, due 10/25/04 (v)	300,000	299,999
Structured Asset Securities Corporation, Series 2002-BC10, Class A3 2.27%, due 10/25/04 (v)	90,354	90,554
World Financial Network Credit Card, Series 2004-B, Class C 2.429%, due 11/15/04	600,000	600,000

		4,518,255
Total Asset-Backed Securities ( Identified cost $10,509,327 )		10,412,818

Collateralized Mortgage Obligations — 15.11%
Bank of America Mortgage Securities Inc., Series 2003-B, Class 2A2 4.413%, due 10/01/04 (v)	300,757	301,438
Bank of America Mortgage Securities Inc., Series 2003-I, Class 1A1 3.322%, due 10/01/04 (v)	644,180	648,391
Bank of America Mortgage Securities Inc., Series 2004-A, Class 1A1 3.469%, due 10/01/04 (v)	1,062,691	1,055,829
Bayview Commercial Asset Trust, Series 2003-1, Class B 6.30%, due 10/25/04 (v) (144A)	200,096	204,427
FFCA Secured Lending Corporation, Series 1998-1, Class A1B 6.73%, due 07/18/13 (144A)	306,142	323,420
Granite Mortgages 2.93%, due 10/20/04	500,000	506,133
Granite Mortgages 2.146%, due 12/20/04	1,000,000	999,687
Granite Mortgages, Series 2003-1, Class 1B 2.06%, due 10/20/04 (v)	250,000	250,645
Sequoia Mortgage Trust, Series 6, Class A 2.131%, due 10/19/04 (v)	263,700	261,674

		4,551,644
Total Collateralized Mortgage Obligations ( Identified cost $4,543,971 )		4,551,644

Agency Obligations — 7.20%

Fannie Mae — 7.20%
3.735%, due 10/01/04	482,428	483,321
1.90%, due 12/22/04	500,000	497,836
4.592%, due 10/01/04	680,774	685,516
2.75%, due 08/11/06	500,000	500,088

		2,166,761
Total Agency Obligations ( Identified cost $2,176,878 )		2,166,761

Total Investments ( Identified cost $30,002,490 )		$29,940,899

Other Assets Less Liabilities — 0.57%		171,576

Net Assets — 100%		$30,112,475

(d)	Security is in default of interest payments and is fair valued at September 30, 2004. Fund has ceased accrual of interest.
(m)	Illiquid security.
(v)	Variable interest rate security; interest rate is as of September 30, 2004.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

See notes to Portfolios of Investments.

ENTERPRISE TAX-EXEMPT INCOME FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Principal Amount	Value
Municipal Bonds — 97.52%
Alabama — 3.39%
Mobile Alabama Water & Sewer (FGIC Insured) 5.25% due 01/01/18	$1,000,000	$1,091,030

Arizona — 3.52%
Salt River Project Arizona Agricultural Improvement & Power District Electric Systems Series D 6.00% due 01/01/09	1,000,000	1,133,470

California — 8.33%
Hacienda La Puente California School District 2000 Series B (FSA) 5.25% due 08/01/23	1,500,000	1,601,730
Riverside Community College Series A 5.50% due 08/01/29	1,000,000	1,079,840

		2,681,570

Colorado — 5.64%
Colorado Department Transport Revenue Anticipation Notes (AMBAC Insured) (pre-refunded to 06/15/10 at $100.50) 6.00% due 06/15/15 (w)	1,000,000	1,165,270
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) 5.50% due 09/01/16	600,000	650,424

		1,815,694

Florida — 10.02%
Coral Gables Health Facilities Authority Hospital Revenue 5.25% due 08/15/24	1,000,000	1,064,460
Miami Dade County Expressway Authority Series B 5.25% due 07/01/26	1,000,000	1,055,680
Tampa Florida Water & Sewer Revenue Refunding Series A 5.25% due 10/01/19	1,000,000	1,105,080

		3,225,220
Illinois — 9.06%
Chicago Illinois Skyway Toll Bridge (AMBAC Insured) 5.50% due 01/01/31	1,000,000	1,062,930
Cook County Illinois Series A (FGIC Insured) 5.125% due 11/15/26	1,000,000	1,031,790
Metropolitan Pier & Exposition Illinois McCormick Place Exploration Project (FGIC Insured) 5.25% due 12/15/28	800,000	822,264

		2,916,984

Indiana — 3.24%
Indiana Board Bank Common School Fund Advanced Purchase Funding (AMBAC Insured) 5.00% due 02/01/06	1,000,000	1,041,470

Louisiana — 3.43%
Jefferson Parish Louisiana Drainage Sales Refunding (AMBAC Insured) 5.00% due 11/01/10	1,000,000	1,104,910

Michigan — 5.34%
Grand Rapids & Kent County Michigan Joint Building Authority 5.25% due 12/01/11	500,000	564,785

1

ENTERPRISE TAX-EXEMPT INCOME FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Principal Amount	Value
Michigan Municipal Bond Authority Revenue Clean Water Revolving Fund (pre-refunded to 10/01/09 at $101) 5.75% due 10/01/16 (w)	$1,000,000	$1,154,770

		1,719,555

Missouri — 4.38%
Missouri State Health & Educational Facilities Washington University Series B 1.70% due 02/15/33	250,000	250,000
Missouri State Health & Educational Facilities Authority St. Louis University 5.50% due 10/01/15	1,000,000	1,159,080

		1,409,080

Nevada — 7.51%
Clark County Nevada School District Refunding (FSA Insured) 5.50% due 06/15/13	1,300,000	1,500,187
Clark County School District Series A (MBIA Insured) 7.00% due 06/01/11	750,000	918,645

		2,418,832

New York — 3.50%
New York State Dormitory Authority Revenues Series A (FGIC Insured) (pre-refunded to 07/01/10 at $100) 5.25% due 07/01/30 (w)	1,000,000	1,125,620

Ohio — 6.57%
Hamilton County Ohio Sales Tax Football Project B (MBIA Insured) 5.00% due 12/01/27	1,000,000	1,016,540
Ohio State Higher Education Capital Facilities Senior II A 5.50% due 12/01/07	1,000,000	1,098,750

		2,115,290

Pennsylvania — 1.67%
Erie Pennsylvania Series E (FGIC Insured) 5.125% due 11/15/17	500,000	539,005

Puerto Rico — 1.75%
Puerto Rico Electric Power Authority Refunding (MBIA Insured) 5.00% due 07/01/17	500,000	564,355

South Carolina — 4.21%
South Carolina State Public Service Authority Series A (MBIA Insured) 5.75% due 01/01/15	1,200,000	1,355,736

Tennessee — 2.04%
Dickson County Tennessee Refunding (FGIC Insured) 5.00% due 03/01/17	600,000	655,272

Texas — 8.85%
Harris County Texas Health Facilities Development Series A (MBIA Insured) 5.75% due 07/01/14	1,000,000	1,118,600
Houston Texas Utilities Systems Revenue Refunding First Lien Series A 5.25% due 05/15/25	1,500,000	1,589,865
Lower Neches Valley Authority ExxonMobil Project Series A 2 1.65% due 08/01/22	140,000	140,000

		2,848,465

2

ENTERPRISE TAX-EXEMPT INCOME FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Principal Amount	Value
Washington — 5.07%

Washington State Series B (FSA Insured) 5.00% due 01/01/27	$1,000,000	$1,022,450
Washington State General Obligation Bonds Series B & AT-7 6.40% due 06/01/17	500,000	610,120

		1,632,570

Total Municipal Bonds ( Identified Cost $29,317,421 )		31,394,128

Total Investments ( Identified cost $29,317,421 )		$31,394,128
Other Assets Less Liabilities — 2.48%		799,197

Net Assets — 100%		$32,193,325

(w)	Bonds which are pre-refunded are collaterized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the Municipal issue and to retire the bonds in full at the earliest refunding date.
(AMBAC)	American Bond Assurance Corporation.

(FGIC) Financial Guaranty Insurance Corporation.

(FSA) Financial Security Assurance.

(MBIA) Municipal Bond Insurance Association.

See notes to Portfolios of Investments.
3

ENTERPRISE TOTAL RETURN FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Domestic Corporate Bonds and Notes — 11.25%
Airlines — 0.98%

Continental Airlines Inc. 7.056%, due 09/15/09	$290,000	$287,032
Delta Airlines Inc. 7.57%, due 11/18/10	200,000	179,614
United Airlines Inc. 7.73%, due 07/01/10 (x)	100,000	81,313
United Airlines Inc. 7.186%, due 04/01/11 (x)	196,315	164,874
United Airlines Inc. 6.602%, due 09/01/13 (x)	150,000	126,637

		839,470

Automotive — 0.51%
Daimlerchrysler North America 2.343%, due 12/10/04	150,000	150,159
Daimlerchrysler North America 6.50%, due 11/15/13	170,000	184,451
Dura Operating Corporation 8.625%, due 04/15/12	100,000	99,000

		433,610

Banking — 0.19%
Rabobank Capital Fund 5.25%, due 12/31/49 (144A) (v)	160,000	161,411

Cable — 0.19%
CSC Holdings Inc. (Series B) 8.125%, due 07/15/09	100,000	106,250
CSC Holdings Inc. (Series B) 7.625%, due 04/01/11	50,000	52,688

		158,938

Chemicals — 0.31%
Nalco Co. 8.875%, due 11/15/13	250,000	268,750

Containers/Packaging — 0.30%
Packaging Corporation of America 4.375%, due 08/01/08	257,000	260,143

Electrical Equipment — 0.17%
Oncor Electric Delivery Company 6.375%, due 01/15/15	130,000	143,458

Electronics — 0.36%
Delphi Corporation 6.50%, due 08/15/13	300,000	307,679

Energy — 2.14%
AEP Texas Central Company (Series E) 6.65%, due 02/15/33	430,000	465,291
El Paso Energy Corporation 7.75%, due 01/15/32	65,000	56,713
El Paso Natural Gas Company 8.375%, due 06/15/32	300,000	316,500
El Paso Production Holding Company 7.75%, due 06/01/13	100,000	100,250
Florida Power Corporation 4.80%, due 03/01/13	300,000	301,657
Gulfterra Energy Partners 8.50%, due 06/01/10	72,000	83,790
NRG Energy Inc. 8.00%, due 12/15/13 (144A)	365,000	391,006
PSEG Energy Holdings Inc. 8.50%, due 06/15/11	100,000	112,750

		1,827,957
Food, Beverages & Tobacco — 0.19%
Delhaize America Inc. 7.375%, due 04/15/06	150,000	158,970

Hotels & Restaurants — 0.13%
Starwood Hotels & Resorts 7.875%, due 05/01/12	100,000	113,125

Insurance — 0.64%
Metropolitan Life Global Funding 1.85%, due 11/22/04 (144A) (v)	160,000	159,967
Principal Life Global Funding 1.94%, due 10/19/04 (144A) (v)	220,000	221,001
Protective Life US Funding Trust 2.05%, due 12/29/04 (144A) (v)	40,000	39,961
Travelers Property Casualty Corporation 5.00%, due 03/15/13	130,000	129,249

		550,178

Media — 0.13%
Time Warner Inc. 6.875%, due 05/01/12	100,000	111,568

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Metals & Mining — 0.15%
Alcan Aluminum Corporation 2.10%, due 12/08/04 (144A) (v)	$130,000	$129,989

Misc. Financial Services — 2.12%
CIT Group Inc. 7.75%, due 04/02/12	250,000	295,864
Ford Motor Credit Company 2.06%, due 10/18/04 (v)	100,000	100,081
General Motors Acceptance Corporation 2.88%, due 10/20/04 (v)	740,000	745,814
General Motors Acceptance Corporation 6.125%, due 09/15/06	100,000	104,542
HSBC Capital Funding 10.176%, due 12/30/04 (144A) (v)	150,000	229,094
Paccar Financial Corporation 1.57%, due 10/20/04 (v)	100,000	100,070
Small Business Administration 4.504%, due 02/10/14	235,256	233,859

		1,809,324

Multi-Line Insurance — 0.15%
Prudential Financial Inc. 4.104%, due 11/15/06 (v)	122,000	124,029

Oil Services — 0.72%
Amerada Hess Corporation 6.65%, due 08/15/11	200,000	220,820
Pacific Gas & Electric Company 2.30%, due 10/04/04 (v)	290,000	290,267
Vintage Petroleum Inc. 7.875%, due 05/15/11	100,000	107,000

		618,087

Telecommunications — 0.73%
American Cellular Corporation 10.00%, due 08/01/11	100,000	81,000
Cincinnati Bell Inc. 8.375%, due 01/15/14	300,000	273,750
SBC Communications Inc. 4.206%, due 06/05/05 (144a) (r)	270,000	273,205

		627,955

Transportation — 0.47%
Norfolk Southern Corporation 2.38%, due 10/29/04 (v)	400,000	401,055

Utilities — 0.39%
Niagara Mohawk Power Corporation (MBIA) 7.75%, due 05/15/06	100,000	107,309
Niagara Mohawk Power Corporation (Series G) 7.75%, due 10/01/08	200,000	227,636

		334,945

Wireless Communications — 0.28%
Cingular Wireless 6.50%, due 12/15/11	120,000	133,633
Nextel Communications Inc. 7.375%, due 08/01/15	100,000	107,500

		241,133
Total Domestic Corporate Bonds ( Identified cost $9,374,981 )		9,621,774

Foreign Bonds — 5.31%

Banking — 0.82%
Export Import Bank China 5.25%, due 07/29/14	200,000	201,833
HSBC Holdings 5.375%, due 12/20/12	180,000	241,781
Korea Development Bank 4.75%, due 07/20/09	250,000	255,788

		699,402

Cable — 0.24%
Rogers Cablesystems Ltd. (Series B) 10.00%, due 03/15/05	200,000	205,750

Crude & Petroleum — 0.09%
Ras Laffan Liquified Natural Gas 3.437%, due 09/15/09 (144A) (v)	80,608	79,799

Misc. Financial Services — 0.50%
AIG Sunamerica Institutional Funding 1.20%, due 01/26/05	22,000,000	200,779
Eircom Funding 8.25%, due 08/15/13	100,000	109,500

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Pemex Project Funding Master Trust 8.00%, due 11/15/11	$100,000	$113,125

		423,404

Telecommunications — 0.94%
Deutsche Telekom International 8.25%, due 06/15/05	210,000	218,118
Deutsche Telekom International 8.125%, due 05/29/12	162,000	251,157
France Telecom 7.50%, due 03/14/05	240,000	333,128

		802,403
Total Foreign Bonds ( Identified cost $2,146,624 )		2,210,758

Asset-Backed Securities — 0.66%

Banking — 0.18%
Centex Home Equity Loan Trust. Series 2004-A, Class AV2 2.12%, due 10/27/04 (v)	157,482	157,630

Misc. Financial Services — 0.48%
Bear Stearns Arm Trust, Series 2001-3, Class A2 2.015%, due 10/27/04 (v)	78,140	78,324
Chase Funding Loan Acquisition Trust, Series 2001-FF1, Class A2 2.08%, due 10/27/04 (v)	31,091	31,128
First Alliance Mortgage Trust, Series 1999-4, Class A2 1.98%, due 10/20/04 (v)	19,923	19,930
General Motors Acceptance Corporation Series 1999-HLTV, Class A1, 2.201%, due 10/24/04 (v)	22,011	22,061
Merrill Lynch Mortgage Inc., Series 2002-AFC1, Class AV1 1.985%, due 10/27/04 (v)	25,159	25,269
Morgan Stanley Capital Inc., Series 2003-HE2, Class A2 2.18%, due 10/27/04 (v)	140,603	140,840
Structured Asset Securities Corporation, Series 2002-BC4, Class A 1.905%, due 10/27/04 (v)	66,155	66,133
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A1 3.28%, due 01/07/13 (v)	23,173	23,176

		406,861

Total Asset-Backed Securities ( Identified cost $563,641 )		564,491

Mortgage-Backed Securites — 4.59%

Banking — 0.20%
Citicorp Mortgage Securities Inc., Series 1999-2, Class A-5 6.50%, due 04/25/29	51,950	51,879
Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1 6.00%, due 10/25/32	32,940	33,159
Countrywide Home Loans Inc. Series 2002-HYB2, Class-6A1 4.958%, due 10/01/04 (v)	46,495	46,780
Countrywide Home Loans Inc. Series 2004-7, Class-5A2 2.11%, due 10/27/04 (v)	38,771	38,558

		170,376

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Finance — 0.35%
Credit Suisse First Boston Mortgage, Series 2002-AR2, Class 2A1 2.26%, due 10/27/04 (v)	$23,217	$23,231
Credit Suisse First Boston Mortgage, Series 2002-P3, Class A 2.165%, due 10/27/04 (144A)	276,743	275,536

		298,767

Misc. Financial Services — 3.02%
Ameriquest Mortgage Securities Inc., Series 2004-X2, Class A 2.40%, due 10/27/04 (144A) (v)	162,670	162,670
Bear Stearns Arm Trust, Series 2002-2, Class IIIA 6.936%, due 10/01/04 (v)	6,376	6,567
Bear Stearns Arm Trust, Series 2002-5, Class 6A 5.956%, due 10/01/04 (v)	12,914	12,927
Bear Stearns Arm Trust, Series 2003-8, Class 2A1 4.915%, due 10/01/04 (v)	138,768	139,706
Bear Stearns Arm Trust, Series 2003-8, Class 4A1 4.785%, due 10/01/04 (v)	210,193	210,282
Bear Stearns Arm Trust, Series 2003-8, Class A-1 4.336%, due 10/01/04 (v)	421,787	424,197
C Bass Trust, Series 2002-CB1, Class A2A 1.955%, due 10/27/04 (v)	19,439	19,463
C Bass Trust, Series 2002-CB6, Class 2A1 2.115%, due 10/27/04 (v)	12,806	12,821
First Horizon Asset Securities, Series 2000-H, Class 1A 7.00%, due 09/25/30	9,450	9,434
GSMPS Mortgage Loan Trust, Series 2003-A1, Class A1 7.00%, due 06/25/43	84,254	88,365
Impac CMB Trust, Series 2001-4, Class A 2.26%, due 10/27/04 (v)	42,570	42,600
Sequoia Mortgage Trust, Series 10, Class 2A1 1.98%, due 10/20/04 (v)	380,398	381,481
Small Business Administration, Series 2003-201, Class 1 5.13%, due 10/01/04	95,423	97,815
Small Business Administration, Series 2004-20C, Class 1 4.34%, due 03/01/24	471,450	460,667
Structured Asset Securities Corporation, Series 2001-21A, Class 1A1 6.25%, due 10/01/04	43,994	45,539
Structured Asset Securities Corporation, Series 2001-3A, Class 1A1 2.32%, due 10/27/04 (v)	9,791	10,067
Structured Asset Securities Corporation, Series 2002-HF1, Class A 1.905%, due 10/27/04 (v)	58,710	58,625
Structured Asset Securities Corporation, Series 2003-S1 1.775%, due 10/01/04	7,056	7,057
Washington Mutual Mortgage Loan Trust, Series 2000-3, Class A 2.881%, due 10/27/04 (v)	298,031	298,257
Washington Mutual Mortgage Loan Trust, Series 2002-AR2 3.008%, due 10/01/04 (v)	63,831	64,044
Washington Mutual Mortgage Securities Trust, Series 2002-AR10, Class A6 4.816%, due 10/01/04 (v)	27,957	28,122

		2,580,706

Fannie Mae — 0.12%
Fannie Mae (REMIC), Series 2003-88, Class TB 3.00%, due 10/01/04 (v)	100,000	99,883

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Freddie Mac — 10.58%
Freddie Mac, Series 1476, Class H 6.00%, due 12/15/07	$23,879	$24,124
Freddie Mac, Series 21, Class J 6.25%, due 08/25/22	25,656	25,791
Freddie Mac, Series 2142, Class 2 6.50%, due 04/15/29	284,135	301,243
Freddie Mac, Series 2215, Class PG 6.50%, due 02/15/30	33,427	34,189
Freddie Mac, Series 2341, Class PM 6.50%, due 12/15/28	37,438	37,485
Freddie Mac, Series 2390, Class PD 6.00%, due 08/15/27	2,605	2,603
Freddie Mac, Series 2411, Class FJ 1.95%, due 10/15/04 (v)	17,861	17,891
Freddie Mac, Series 2535, Class DT 5.00%, due 09/15/16	123,821	126,564
Freddie Mac, Series T-57, Class 1A1 6.50%, due 07/25/43	76,871	81,243

		651,133

Ginnie Mae — 0.14%
Ginnie Mae (REMIC), Series 2002-40, Class 2A 6.50%, due 06/01/32	115,700	123,109

Total Mortgage-Backed Securities ( Identified cost $3,892,880 )		3,923,974

U. S. Treasury Obligations — 4.92%

U. S. Treasury Notes — 4.92%
3.375%, due 01/15/07(o)	1,631,017	1,742,575
3.375%, due 01/15/12 (TIPS) (o)	2,176,211	2,465,834

		4,208,409

Total U. S. Treasury Obligations ( Identified cost $4,179,305 )		4,208,409

Agency Obligations — 17.14%

Freddie Mac — 0.26%
6.50%, due 01/01/17	211,056	223,410

Fannie Mae — 9.96%
6.50%, due 07/01/32	117,133	122,951
5.00%, due 12/01/99	1,800,000	1,828,125
5.00%, due 12/01/99	600,000	593,625
5.50%, due 12/01/99	5,900,000	5,977,438

		8,522,139

Ginnie Mae — 6.91%
5.50%, due 12/15/28	9,111	9,315
7.50%, due 05/15/30	55,042	59,308
7.50%, due 07/15/30	40,737	43,894
7.50%, due 09/15/31	22,598	24,340
5.50%, due 01/15/32	278,055	283,656
6.00%, due 09/15/32	427,372	443,784
5.50%, due 01/15/33	140,693	143,429
5.50%, due 01/15/33	133,421	136,015
5.50%, due 02/15/33	77,590	79,098
5.50%, due 02/15/33	20,711	21,114
5.50%, due 02/15/33	15,567	15,870
5.50%, due 03/15/33	85,118	86,773
5.50%, due 05/15/33	970,774	989,649
5.50%, due 05/15/33	20,802	21,207
5.50%, due 07/15/33	257,128	262,127
5.50%, due 12/15/33	528,927	539,211
5.50%, due 01/15/34	1,760,306	1,793,596
6.00%, due 01/15/34	436,831	453,457
5.50%, due 02/15/34	496,169	505,552

		5,911,395

Total Agency Obligations ( Identified cost $14,709,981 )		14,656,944

Foreign Government Obligations — 5.67%
Brazil Federative Republic 2.063%, due 10/15/04 (q) (v)	304,000	303,240
Brazil Federative Republic 2.125%, due 10/15/04 (q) (v)	185,302	181,133
Brazil Federative Republic 11.50%, due 03/12/08	392,000	451,780
Brazil Federative Republic 8.00%, due 04/15/14 (q)	410,470	405,872
Brazil Federative Republic 8.875%, due 04/15/24	100,000	95,800
Brazil Federative Republic 12.25%, due 03/06/30	225,000	277,875
Hong Kong Government 5.125%, due 08/01/14	350,000	360,211
Republic of Panama 8.25%, due 04/22/08	300,000	330,000
Republic of Panama 9.625%, due 02/08/11	225,000	258,187
Republic of Peru 9.125%, due 01/15/08	460,000	519,110
Republic of Peru 9.125%, due 02/21/12	150,000	168,000
Russian Federation 8.75%, due 07/24/05	315,000	328,702
Russian Federation 5.00%, due 03/31/07 (REG S)	324,000	311,656
South Africa Republic 5.25%, due 05/16/13	80,000	100,345
United Mexican States 2.29%, due 10/13/04	60,000	60,570
United Mexican States 8.625%, due 03/12/08	95,000	108,775
United Mexican States 8.375%, due 01/14/11	50,000	58,625
United Mexican States 6.375%, due 01/16/13	100,000	105,300
United Mexican States 8.30%, due 08/15/31	75,000	85,312
United Mexican States 6.75%, due 09/27/34	350,000	336,175

Total Foreign Government Obligations ( Identified cost $4,258,143 )		4,846,668

Municipal Bonds — 2.00%

Consumer Services — 0.21%
South Carolina State Public Service Authority 5.00%, due 01/01/13 (FSA Insured)	160,000	178,418

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Education — 0.11%
Fairfax County Virginia 5.25%, due 04/01/13	$80,000	$91,240

Food, Beverages & Tobacco — 0.64%
Golden State Tobacco Securitization 6.75%, due 06/01/39	80,000	77,195
Golden State Tobacco Securitization 7.90%, due 06/01/42	40,000	42,519
Tobacco Settlement Authority (Iowa) 5.60%, due 06/01/35	100,000	81,121
Tobacco Settlement Financing Corporation (New Jersey) 6.375%, due 06/01/32	255,000	236,744
Tobacco Settlement Financing Corporation (New Jersey) 6.00%, due 06/01/37	130,000	113,364

		550,943

Utilities — 1.04%
Illinois State 5.00%, due 03/01/34	150,000	151,375
New York City Municipal Water 5.00%, due 06/15/35	150,000	152,127
New York City Transitional Finance 5.00%, due 02/01/33	130,000	132,058
New York State Environmental Facilities Clean Water & Drinking 5.00%, due 06/15/32	40,000	40,939
New York State Environments Facilities Clean Water & Drinking 5.00%, due 07/15/33	10,000	10,230
Rhode Island Clean Water Finance Agency (MBIA Insured) 5.00%, due 10/01/28	100,000	102,274
San Antonio Texas Water Revenue (FSA Insured) 5.00%, due 05/15/32	300,000	303,972

		892,975

Total Municipal Bonds ( Identified cost $1,695,696 )		1,713,576

Short-Term Investments — 59.24%
Fannie Mae — 5.19%

3.065%, due 10/01/04 (v)	383,582	389,781
5.183%, due 10/01/04 (v)	55,786	57,181
1.45%, due 10/06/04	800,000	799,839
1.455%, due 10/06/04	700,000	699,858
1.595%, due 11/10/04	800,000	798,582
1.725%, due 12/01/04	800,000	797,662
1.80%, due 12/15/04	100,000	99,625
1.85%, due 12/22/04	800,000	796,629

		4,439,157

Federal Home Loan Banks — 2.10%
1.47%, due 10/15/05	800,000	799,543
1.66%, due 11/26/04	300,000	299,225
1.75%, due 12/08/04	700,000	697,686

		1,796,454

Freddie Mac — 0.70%
1.56%, due 10/20/04	600,000	599,506
1.545%, due 11/12/04	200,000	199,640
1.58%, due 11/22/04	800,000	798,174

		1,597,320

Ginnie Mae — 0.18%
3.375%, due 10/01/04	34,911	35,219
4.00%, due 10/01/04	33,582	33,869
4.625%, due 10/01/04	19,015	19,387
4.75%, due 10/01/04	54,711	55,495
4.75%, due 10/01/04	11,709	11,861

		155,831

Sallie Mae — 0.05%
1.90%, due 12/15/04	45,442	45,445

United States Treasury Bills — 3.26%
1.595%, due 12/02/04 (o)(p)	50,000	49,863
1.658%, due 12/16/04 (o)(p)	180,000	179,370
1.575%, due 12/02/04 (p)	195,000	194,471
1.63%, due 12/16/04 (p)	50,000	49,828
1.649%, due 12/16/04 (p)	20,000	19,931
1.65%, due 12/16/04 (p)	2,300,000	2,291,988

		2,785,451

Commercial Paper — 45.10%
ANZ Delaware Inc. 1.635%, due 11/18/04	1,200,000	1,197,384
ANZ Delaware Inc. 1.64%, due 11/18/04	500,000	498,907
ANZ Delaware Inc. 1.845%, due 12/17/04	500,000	498,027
ASB Bank 1.73%, due 12/03/04	1,600,000	1,595,156
Bank of Ireland 1.785%, due 12/08/04	2,300,000	2,292,245
Barclays United States Fund 1.61%, due 11/03/04	400,000	399,410
Barclays United States Fund 1.80%, due 12/08/04	2,000,000	1,993,200
CBA Delaware Finance Inc. 1.485%, due 10/08/04	700,000	699,798
CBA Delaware Finance Inc. 1.52%, due 10/15/04	200,000	199,882
CDC 1.67%, due 11/23/04	800,000	798,033

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Danske Corporation 1.645%, due 11/22/04	$200,000	$199,525
Danske Corporation 1.725%, due 12/03/04	500,000	498,490
Danske Corporation 1.52%, due 10/18/04	1,600,000	1,598,852
Dexia 1.505%, due 10/01/04	2,200,000	2,200,000
Dexia 1.54%, due 10/04/04	300,000	299,961
DNB Bank 1.73%, due 12/02/04	500,000	498,510
DNB Bank 1.725%, due 12/03/04	900,000	897,283
DNB Bank 1.81%, due 12/20/04	200,000	199,196
DNB Bank 1.84%, due 12/23/04	900,000	896,182
European Investment Bank 0.875%, due 11/08/04	24,000,000	218,486
European Investment Bank 1.785%, due 12/13/04	2,000,000	1,992,761
General Electric Capital Corporation 1.61%, due 11/16/04	500,000	498,971
General Motors Acceptance Corporation 2.404%, due 03/22/05	210,000	207,588
General Motors Acceptance Corporation 2.495%, due 04/05/05	600,000	592,265
HBOS Treasury Services 1.535%, due 10/15/04	100,000	99,940
HBOS Treasury Services 1.56%, due 10/19/04	400,000	399,688
HBOS Treasury Services 1.715%, due 11/26/04	1,700,000	1,695,465
HBOS Treasury Services 1.82%, due 12/14/04	300,000	298,878
HSBC Bank 4.625%, due 04/01/14	60,000	58,826
ING U.S. Funding 1.79%, due 12/10/04	1,800,000	1,793,735
ING U.S. Funding 1.82%, due 12/16/04	700,000	697,310
KFW International Finance Company 1.00%, due 12/20/04	110,000,000	1,002,498
Lloyds TSB Group PLC 1.485%, due 10/01/04	600,000	600,000
Master Asset Backed Securities Trust 1.94%, due 10/27/04	66,775	66,775
Royal Bank of Canada 1.81%, due 12/22/04	2,300,000	2,290,518
Royal Bank of Scotland 1.57%, due 10/12/04	200,000	199,904
Shell Finance UK 1.685%, due 11/24/04	1,100,000	1,097,220
Spintab Swedmortgage 1.71%, due 12/03/04	200,000	199,401
Stadshypotek Bank 1.82%, due 12/14/04	400,000	398,504
Svenska Handlesbanken Inc. 1.625%, due 11/04/04	100,000	99,846
Svenska Handlesbanken Inc. 1.74%, due 12/03/04	400,000	398,782
Svenska Handlesbanken Inc. 1.79%, due 12/08/04	2,000,000	1,993,238
Swedbank Forenings 1.785%, due 12/07/04	600,000	598,007
Swedbank Forenings 1.80%, due 12/20/04	500,000	498,000
UBS Finance Inc. 1.765%, due 12/07/04	600,000	598,029
Unicredit Delaware 1.635%, due 11/05/04	1,600,000	1,597,457
Westpac Capital Corporation 1.665%, due 11/23/04	1,800,000	1,795,588
Westpac Capital Corporation 1.69%, due 11/26/04	100,000	99,737
Westpactrust Securities 1.46%, due 10/04/04	300,000	299,963

		39,847,421
Total Short-Term Investments ( Identified cost $50,703,330 )		50,667,079

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Other Investments — 6.85%
Securities Lending Quality Trust (y)	5,856,768	$5,856,768

Total Other Investments ( Identified cost $5,856,768 )		5,856,768

Repurchase Agreement — 1.15%
State Street Bank & Trust Repurchase Agreement 1.45%, due 10/01/04 Proceeds $986,040 Collateral: U.S. Treasury Bond $765,000, 7.50% due 11/15/16 Value $1,030,635	$986,000	986,000

Total Repurchase Agreement ( Identified cost $986,000 )		986,000

ENTERPRISE TOTAL RETURN FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Total Investments ( Identified cost $98,637,349)		$99,256,441

Call Options Written — (0.04)%
Swap Option 3 Month LIBOR, Strike Price 4.00, Expires 01/26/05	(1,400,000)	(8,953)
U.S. Treasury Notes 10-Year Futures, Strike Price 115, Expires 11/26/04	(14)	(4,593)
U.S. Treasury Notes 10-Year Futures, Strike Price 114, Expires 12/15/04	(40)	(23,125)

Total Call Options Written (Premiums received $57,126)		(36,671)

Put Options Written — (0.00)%
Swap Option 3 Month LIBOR, Strike Price 7.00, Expires 01/07/05 (Premiums received $28,763)	(1,800,000)	(4)

Other Assets Less Liabilities — (16.01)%		(13,694,897)

Net Assets — 100%		$85,524,869

(a)	Non-income producing security.
(o)	Security, or portion thereof, out on loan at September 30, 2004.
(p)	Security is segregated as collateral for open futures contracts.
(q)	Represents a Brady Bond. Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
(r)	Remarketable Security. With remarketable securities the remarking dealer or lead manager may opt to either redeem or remarket the security during a specified period of time.
(s)	The rate shown is the current effective yield.
(v)	Variable rate security. Interest rate is as of September 30, 2004.
(x)	Company has filed for bankruptcy protection but is currently not in default of interest.
(y)	Represents investment of cash collateral received from securities on loan.
(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(MBIA)	Municipal Bond Insurance Corporation.
(FGIC)	Financial Guaranty Insurance Corporation.
(FSA)	Financial Security Assurance.
(LIBOR)	London Interbank Offering Rate.
(REG S)	Regulation S Security. Security is offered and sold outside the United States; therefore, it need not be registered with the SEC under rules 903 and 904 of the Securities Act of 1933.
(REMIC)	Real Estate Mortgage Investment Conduit.
(TBA)	To Be Announced – Certain specific security details such as final par amount and maturity date have not yet been determined.
(TIPS)	Treasury Inflation Protected Security. Principal amount is periodically adjusted for inflation.

Interest rate swap agreements outstanding at September 30, 2004:

Description	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay variable rate payments on the six month JPY LIBOR-BBA floating rate and receive fixed rate of 2.00% (Counterparty: Morgan Stanley Capital Securities)	06/15/14	130,000,000	$(31,203)
Pay variable rate payments on the six month USD LIBOR-BBA floating rate and receive fixed rate of 5.00% (Counterparty: J.P.Morgan)	12/15/2014	700,000	(49,796)
Pay variable rate payments on the six month USD LIBOR-BBA floating rate and receive fixed rate of 5.00% (Counterparty: Lehman Brothers)	12/15/2014	400,000	(26,595)

			$(107,594)

Open futures contracts outstanding at September 30, 2004:
Description	Expiration Month	Contracts	Unrealized Appreciation/ (Depreciation)
Long Germany/Federative Republic 5-Year Bonds	12/04	43	$25,202
Long Germany/Federative Republic 10-Year Bonds	12/04	6	7,656
Long Japan Government 10-Year Bonds	12/04	100	14,283
Long U.S. Treasury 10-Year Notes	12/04	178	74,922
Long Eurodollar Futures	06/05	10	(7,063)
Long Eurodollar Futures	09/05	17	(2,875)

			$112,125

See notes to Portfolios of Investments.

ENTERPRISE MONEY MARKET FUND

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Commercial Paper — 59.12%
Bank of America Corporation 1.87% due 12/20/04	$15,000,000	$14,937,667
Bristol Myers Squibb Company 1.77% due 10/12/04	7,993,000	7,988,677
Ciesco 1.66% due 10/08/04	5,000,000	4,998,386
Ciesco 1.72% due 10/15/04	4,000,000	3,997,324
Coca Cola Company 1.76% due 10/18/04	5,400,000	5,395,512
DaimlerChrysler Holding Corporation, 1.82% due 10/14/04	3,700,000	3,697,568
General Electric Capital Corporation, 1.65% due 10/08/04	9,213,000	9,210,044
General Motors Acceptance Corporation, 1.70% due 10/06/04	3,500,000	3,499,174
Golden Funding Corporation (144A), 1.69% due 10/08/04	8,327,000	8,324,264
Government of Quebec 1.35% due 01/11/05 (144A)	9,700,000	9,662,898
Household Finance Corp 1.66% due 10/07/04	13,494,000	13,490,267
Household Finance Corporation 1.64% due 10/06/04	4,500,000	4,498,975
John Deere Credit Inc. 1.87% due 10/20/04	2,138,000	2,135,890
Lockhart Funding 2.05% due 03/23/05 (144A)	15,000,000	14,852,229
Morgan Stanley Dean Witter Company, 1.73% due 10/04/04	3,885,000	3,884,440
Morgan Stanley Dean Witter Company, 1.71% due 10/07/04	10,794,000	10,790,924
National Rural Utilities Cooperative Finance, 1.62% due 10/12/04	6,000,000	5,997,030
National Rural Utilities Cooperative Finance, 1.66% due 10/12/04	10,000,000	9,994,928
Progress Energy Inc. 1.70% due 10/04/04 (144A)	2,600,000	2,599,632
Sears Roebuck Acceptance Corporation, 1.68% due 10/04/04	3,500,000	3,499,510
Starbird Funding Corporation (144A), 1.85% due 11/24/04	12,000,000	11,966,700
Starfish Global Funding 1.61% due 10/04/04 (144A)	3,590,000	3,589,518
Starfish Global Funding 1.63% due 10/05/04 (144A)	13,998,000	13,995,465
Tannehill Capital Company 1.63% due 10/04/04	9,713,000	9,711,681
Textron Financial Corporation 1.67% due 10/01/04	3,250,000	3,250,000
Thunder Bay Funding Inc. 1.74% due 10/15/04	12,325,000	12,316,660
Thunder Bay Funding Inc. 1.75% due 10/15/04	7,041,000	7,036,208
Toyota Motor Credit Company 1.77% due 10/20/04	10,000,000	9,990,658
UBS Americas Inc. 1.88% due 10/01/04	14,633,000	14,633,000
Windmill Funding Corporation, 1.51% due 10/06/04 (144A)	4,133,000	4,132,133
SBC Communications Inc. 1.78% due 11/03/04	2,555,000	2,550,831

Total Commercial Paper ( Identified cost $236,628,192 )		236,628,192

Short-Term Corporate Notes — 11.35%
American Express Credit Corporation, 1.15% due 03/05/08 (v)	3,000,000	3,000,000
General Electric Capital Corporation, 1.20% due 11/16/04 (v)	3,850,000	3,850,000
Goldman Sachs Promissory Note 1.425% due 07/18/05	8,000,000	8,000,000
Merrill Lynch & Company Inc. 1.473% due 07/11/07 (v)	2,000,000	2,000,000
Royal Bank of Canada 1.10% due 10/12/04 (v)	6,000,000	6,000,000
Tannehill Capital Company (144A) 1.06% due 10/22/04	7,650,000	7,649,956
Vodafone Airtouch 7.625% due 02/15/05	4,550,000	4,653,641
Caterpillar Financial Services, 1.69% due 07/09/05 (v)	6,000,000	6,000,000
Morgan Stanley Group Inc 1.426% due 08/13/10 (v)	4,250,000	4,250,000

Total Short-Term Corporate Notes ( Identified cost $45,403,597 )		45,403,597

Agency Obligations — 22.65%

Fannie Mae — 9.41%
1.89% due 12/22/04	7,784,000	7,750,490
1.60% due 12/29/04	11,700,000	11,700,000
1.19% due 02/14/05	10,850,000	10,850,000
1.09% due 06/09/05	7,400,000	7,398,548

		37,699,038

ENTERPRISE MONEY MARKET FUND — (Continued)

Portfolio of Investments (Unaudited)

September 30, 2004

	Number of Shares or Principal Amount	Value
Freddie Mac — 8.30%
1.47% due 03/01/05	$6,560,000	$6,560,000
1.40% due 04/01/05	10,850,000	10,849,848
1.66% due 05/16/05	8,400,000	8,400,000
1.11% due 10/07/05	7,400,000	7,400,000

		33,209,848

Federal Home Loan Banks — 4.94%
1.16% due 10/12/04	4,032,000	4,030,571
1.88% due 12/21/04	4,900,000	4,879,273
1.19% due 02/14/05	10,850,000	10,850,000

		19,759,844

Total Agency Obligations ( Identified cost $90,668,730 )		90,668,730

Certificates of Deposit — 7.11%
Alliance 1.09% due 10/01/04	10,000,000	10,000,000
Canadian Imperial Bank 1.46% due 11/17/04	7,900,000	7,899,898
HBOS Treasury Services 1.51% due 10/12/04	10,550,000	10,550,000

Total Certificates of Deposit ( Identified cost $28,449,898 )		28,449,898

Total Investments ( Identified cost $401,150,417 )		$401,150,417
Other Assets Less Liabilities — (0.23)%		(927,844)

Net Assets — 100%		$400,222,573

(144A)	The security may only be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
(v)	Variable rate security. The interest shown is the current interest rate, which will adjust on predetermined dates. The date shown is the earlier of actual maturity or the next date that the Fund can opt to have the security matured or extended.

See notes to Portfolios of Investments.

Notes to Portfolio of Investments

September 30, 2004 (Unaudited)

Organization:

The Enterprise Group of Funds, Inc. (“EGF”) is registered under The Investment Company Act of 1940 as an open-end management investment company and consists of the Multi-Cap Growth, Small Company Growth, Small Company Value, Capital Appreciation, Deep Value, Equity, Equity Income, Growth, Growth and Income, International Growth, Global Financial Services, Global Socially Responsive, Mergers and Acquisitions, Technology, Managed, Strategic Allocation, Government Securities, High-Yield Bond, Short Duration Bond, Tax-Exempt Income, Total Return and Money Market Funds, each “a Fund” and together the “Funds.”

Significant Accounting Policies:

Valuation of Investments — Except with respect to the Money Market Fund, investment securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are generally valued each business day at the official closing price (typically the last reported sale price) on the exchange on which the security is primarily traded. In certain instances, fair values will be assigned when Enterprise Capital Management, Inc. (“ECM”) believes that a significant event has occurred after the close of an exchange or market, but before the net asset value calculation. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service or broker approved by the Board of Directors. Fund investments in any investment companies, unit investment trusts or similar investment funds are valued daily at their closing net asset values (or unit value) per share. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Short-term debt securities with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, any unrealized appreciation or depreciation existing on the 61st day is amortized to par on a straight-line basis over the remaining number of days to maturity. Short-term securities with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value. Securities held by the Money Market Fund are valued at amortized cost. Under this method, a security is valued at its cost and any discount or premium is amortized to par over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds ½ of 1%.

Special Valuation/Concentration Risks — Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Illiquid Securities — At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain

Notes to Portfolio of Investments — (Continued)

September 30, 2004

costs related to the disposition of such securities. Any securities that have been deemed to be illiquid have been denoted as such in the portfolios of investments.

Repurchase Agreements — Each Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a Fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Fund’s holding period. Under each repurchase agreement, it is the Funds’ policy to receive, as collateral, U.S. Government or Agency securities whose market value (including interest) is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Written Options — When a Fund writes an option, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain. If the premium is less than the amount paid for the closing purchase transaction, a realized loss is recorded. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security (or financial instrument) in determining whether the Fund has realized a gain or loss. If a put option is exercised, the Fund purchases the security (or financial instrument), the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund writes a swap option, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the swap option written. If a call swap option is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put swap option is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing swap options that expire or are exercised are treated as realized gains upon the expiration or exercise of such swap options. The risk associated with writing put and call swap options is that the Fund will be obligated to be party to a swap agreement if a swap option is exercised.

Futures Contracts — A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Generally, upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As part of their investment program, the Funds (other than the Total Return Fund) may enter into futures contracts (up to their prospectus defined limitations) to hedge against anticipated future price and interest rate changes. The Funds (other than the Total Return Fund) will enter into forward contracts only for hedging purposes. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values. Risks of entering into futures contracts include: (1) the risk that the price of the futures contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Fund attempts to enter into a closing position; (3) the risk that the Fund will lose an amount in excess of the initial margin deposit.

Foreign Currency Translation — Securities, other assets and liabilities of the Funds whose values are expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by an approved pricing vendor or major bank on the valuation date. Dividend and interest income and certain expenses denominated in foreign currencies are translated to U.S. dollars based on the exchange rates in effect on the date the income is earned and the expense is incurred. Exchange gains and losses are realized upon ultimate receipt or disbursement. The Funds do not isolate that portion of their realized and unrealized gains on investments from changes in foreign exchange rates from fluctuations arising from changes in the market prices of the investments.

Forward Currency Exchange Contracts — As part of their investment programs, certain Funds may utilize forward currency exchange contracts to manage exposure to currency fluctuations and hedge against adverse changes in connection with purchases and sales of securities. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. The Total Return Fund may enter into futures contracts for other than hedging purposes.

Notes to Portfolio of Investments — (Continued)

September 30, 2004

Delayed Delivery Transactions — Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the subadviser or the Fund will set aside or earmark internally until the settlement date, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Forward sales commitments are accounted for by the Fund in the same manner as forward currency exchange contracts discussed above.

Swap Agreements — A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. The gross returns to be exchanged or “swapped” between the parties are calculated based on a “notional amount”, which, each business day, is valued to determine each party’s obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract.

Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

As a result of a recent Financial Accounting Standards Board Emerging Issues Task Force consensus, the Total Return Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the current year Statement of Operations as well as the current and previous year’s information as reported in both the Statement of Changes in Net Assets and the Financial Highlights. These reclassifications had no effect on the net assets or net asset value per share.

Inflation Indexed Bonds — The Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Securities purchased or sold on a when-issued or delayed delivery basis, if any, may be settled a month or more after the trade date. Realized gains and losses from security transactions are determined on the basis of identified cost and realized gains and losses from currency transactions are determined on the basis of average cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Corporate actions are recorded on the ex-dividend date. Premiums and discounts on securities are amortized daily for both financial and tax purposes using the effective interest method. All income is allocated to the classes based on net assets.

Securities Lending:

Certain Funds may lend portfolio securities to qualified institutions. Loans are secured by collateral at least equal to 102% (105% for foreign securities) of the market value of securities loaned. The Fund receives a portion of the income earned on the collateral and also continues to earn income on the loaned securities. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The lending agent provides the Fund with indemnification against losses due to borrower default. The Fund bears the risk of loss only with respect to the investment of any cash collateral. Securities currently out on loan have been denoted in the Portfolios of Investments.

The Funds generally receive cash as collateral for securities lending. The cash is invested in the Securities Lending Quality Trust (SLQT), a New Hampshire investment trust, organized and managed by State Street Bank & Trust, which is limited to investment activities incidental to or in support of the securities lending program organized and managed by State Street Bank and Trust.

Federal Income Tax Information:

At September 30, 2004, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized (Loss)	Net Unrealized Gain (Loss)
Multi-Cap Growth	$73,516,659	$9,480,401	$(2,791,799)	$6,688,602
Small Company Growth	100,439,980	19,027,480	(10,918,514)	8,108,966
Small Company Value	467,322,419	155,285,294	(35,667,396)	119,617,898
Capital Appreciation	210,874,554	59,109,372	(3,387,279)	55,722,093
Deep Value	35,834,023	3,578,316	(1,002,172)	2,576,144
Equity	150,079,924	44,571,588	(19,345,814)	25,225,774
Equity Income	126,794,033	19,837,737	(2,486,258)	17,351,479
Growth	1,474,641,488	217,379,644	(66,368,305)	151,011,339
Growth and Income	160,035,337	24,606,633	(6,565,623)	18,041,010
International Growth	71,488,474	8,365,062	(3,744,907)	4,620,155
Global Financial Services	36,857,179	5,409,545	(251,597)	5,157,948
Global Socially Responsive	10,623,906	896,445	(193,540)	702,905
Mergers and Acquisitions	247,566,355	9,166,059	(5,677,483)	3,488,576
Technology	63,677,586	10,286,866	(2,189,713)	8,097,153
Managed	117,420,813	8,379,927	(2,859,900)	5,520,027
Strategic Allocation	35,325,744	4,309,037	(2,466,795)	1,842,242
Government Securities	225,877,706	3,863,275	(457,227)	3,406,048
High-Yield Bond	236,420,347	17,886,199	(5,110,188)	12,776,011
Short Duration Bond	30,002,490	190,006	(251,597)	(61,591)
Tax-Exempt Income	29,317,421	2,076,707	—	2,076,707
Total Return	98,637,349	886,961	(267,869)	619,092

Item 2. Controls and Procedures.

(a) The registrant’s president/chief executive officer and vp/chief financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s president/chief executive officer and vp/chief financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENTERPRISE GROUP OF FUNDS, INC.

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Chief Executive Officer
Date:	November 26, 2004

By:	/s/ Kenneth T. Kozlowski
Name:	Kenneth T. Kozlowski
Title:	Chief Financial Officer
Date:	November 26, 2004